As filed with the Securities and Exchange Commission on December 21, 1995



                                                                 File No. 33-500
                                                               File No. 811-4418


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  F O R M   N-1A
             Registration Statement Under the Securities Act of 1933



                        Post-Effective Amendment No. 18                       X
                                                                             ---

                                       and

         Registration Statement Under the Investment Company Act of 1940

                               Amendment No. 20                               X
                                                                             ---

                                 ------------


                         CALIFORNIA INVESTMENT TRUST II
               (Exact Name of Registrant as Specified in Charter)


        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (415) 398-2727


                               RICHARD F. SHELTON
        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                 ------------

             It is proposed that this filing will become effective:

                  immediately upon filing pursuant to Rule 485(b)
              ---

               X  on December 31, 1995 pursuant to Rule 485(b)
              ---

                  60 days after filing pursuant to Rule 485(a)(1)
              ---
                  75 days after filing pursuant to Rule 485(a)(2)
              ---
                  on               pursuant to Rule 485(a)
              ---    -------------


                                 ------------





Total Number of pages      .               Exhibit Index Appears at      .
                      -----                                         -----

                         CALIFORNIA INVESTMENT TRUST II

                         U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                              S&P MIDCAP INDEX FUND

                              CROSS REFERENCE SHEET
                                    FORM N-1A


N-1A                                                Location in
Item No.          Item                              Registration Statement
--------          ----                              ----------------------
                            Part A:  Information Required in Prospectus
                            -------------------------------------------
1.                Cover Page                        Cover Page

2.                Synopsis                          "Fees and Expenses of the Funds"

3.                Condensed Financial               "Financial Highlights," "Cumulative Dividend
                  Information                       Reinvestment Performance," "Discussion of the
                                                    Bond Funds' Performances," "Discussion of the
                                                    Index Funds' Performances"

4.                General Description               "What is California Investment Trust Fund
                  of Registrant                     Group?," "What are the Investment Objectives
                                                    and Policies of our Government Fund?," "What
                                                    are the Investment Objectives and Policies of
                                                    our Treasury Trust?," "What are the Investment
                                                    Objectives and Policies of our Index Funds?,"
                                                    "Miscellaneous Information"

5.                Management of the Fund            "About Our Management," back page of
                                                    Prospectus, "Miscellaneous Information," "What
                                                    are the Investment Objectives and Policies of
                                                    Our Government Fund?," "What Are the Investment
                                                    Objectives and Policies of our Treasury
                                                    Trust?," "What are the Investment Objectives
                                                    and Policies of our Index Funds?," "Portfolio
                                                    Transactions"


5A.               Management Discussion and         "Discussion of the Bond Funds' Performances,"
                  Analysis                          "Discussion of the Index Funds' Performances"


6.                Capital Stock and Other           Cover Page, "U.S. Government Securities Fund,"
                  Securities                        "The United States Treasury Trust," "The S&P
                                                    500 Index Fund" and The S&P MidCap Index Fund,"
                                                    "What Are the Investment Objectives and
                                                    Policies of our Government Fund?--General
                                                    Policies," "What are the Investment Objectives
                                                    and Policies of our Index Funds?--Investment
                                                    Limitations," "What Are the Investment
                                                    Objectives and Policies of our Treasury Trust?-
                                                    -General Policies," "How Are Distributions and
                                                    Taxes Handled?," "Opening an Account,"
                                                    "Miscellaneous Information"

7.                Purchase of Securities Being      "How to Buy Shares," "Shareholder Services,"
                  Offered                           "Administrative Information"

8.                Redemption or Repurchase          "How To Redeem Shares"

9.                Pending Legal Proceedings         Not Applicable

                        Part B:  Information Required in
                      Statement of Additional Information
                      -----------------------------------


10.               Cover Page                        Cover Page

11.               Table of Contents                 "Contents"

12.               General Information and           "About the California Investment Trust Fund
                  History                           Group," "Miscellaneous Information"

13.               Investment Objective and          "Investment Objectives and Policies of the
                  Policies                          Government Fund and Treasury Trust,"
                                                    "Investment Objectives and Policies of the
                                                    Index Funds," "Description of Investment
                                                    Securities and Portfolio Techniques,"
                                                    "Investment Restrictions," "Appendix"

14.               Management of the Registrant      "Trustees and Officers," "Investment Management
                                                    and Other Services"

15.               Control Persons and Principal     "Trustees and Officers," "Miscellaneous
                  Holders of Securities             Information"

16.               Investment Advisory and Other     "Investment Management and Other Services"
                  Services

17.               Brokerage Allocation              "The Trusts' Policies Regarding Broker-Dealers
                                                    Used for Portfolio Transactions"

18.               Capital Stock and Other           "About the California Investment Trust Fund
                  Securities                        Group," "Miscellaneous Information"

19.               Purchase, Redemptions and         "Additional Information Regarding Purchases and
                  Pricing of Securities Being       Redemptions of Fund Shares"
                  Offered

20.               Tax Status                        "Taxation," "Miscellaneous Information"

21.               Underwriters                      "Investment Management and Other Services --
                                                    Principal Underwriter"

22.               Calculation of Performance        "Yield Disclosure and Performance Information"
                  Data

23.               Financial Statements              "Financial Statements"

                         CALIFORNIA INVESTMENT TRUST II

                                   FORM N-1A

                         ------------------------------

                                     PART A
                                   PROSPECTUS

                        U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                             S&P MIDCAP INDEX FUND

                         ------------------------------

                                               [LOGO]:
                                              CALIFORNIA
                                           INVESTMENT TRUST
                                              FUND GROUP

                              NO LOAD FUNDS

                  --------------------------------------------------------------

                      --    CALIFORNIA TAX-FREE INCOME FUND
                      --    CALIFORNIA INSURED INTERMEDIATE FUND
                      --    CALIFORNIA TAX-FREE MONEY MARKET FUND
                      --    U.S. GOVERNMENT SECURITIES FUND
                      --    THE UNITED STATES TREASURY TRUST
                      --    S & P 500 INDEX FUND
                      --    S & P MIDCAP INDEX FUND

                                    1 (800) 225-8778

                                     [LOGO]

Dear Investor:

         Thank you for considering the California Investment Trust Fund Group. This package contains everything you need to start investing.


         Our Funds offer investors no-load, low expense ratio mutual funds. In our opinion, all other things being equal, low cost no-load funds will provide investment results that are better than funds having sales commissions, redemption fees and higher expenses. Please note, there is no minimum amount required to open a retirement plan account with us.


         Please take time to examine the material about our Funds. If you have any questions please call us at 1(800) 225-8778.

         We look forward to helping you invest successfully.

                                           Sincerely,
                                           [SIGNATURE]
                                           Richard F. Shelton
                                           President

    44 Montgomery Street, Suite 2100          San Francisco, California 94104
-------------------------------------------------------------------------------
             (415) 398-2727                         Fax (415) 421-2019
[LOGO]

                                                                      Prospectus

                                                                 January 1, 1996


                     CALIFORNIA INVESTMENT TRUST FUND GROUP
                        44 MONTGOMERY STREET, SUITE 2100
                        SAN FRANCISCO, CALIFORNIA 94104

                       FOR INFORMATION CALL: 415-398-2727
                  FOR SHAREHOLDER SERVICING CALL: 800-225-8778
                              OR FAX: 415-421-2019

The following seven mutual funds (individually, a "Fund" and collectively, the "Funds") are offered in this Prospectus:

-- CALIFORNIA TAX-FREE INCOME FUND

-- CALIFORNIA INSURED INTERMEDIATE FUND

-- CALIFORNIA TAX-FREE MONEY MARKET FUND
-- U.S. GOVERNMENT SECURITIES FUND
-- THE UNITED STATES TREASURY TRUST
-- S&P 500 INDEX FUND
-- S&P MIDCAP INDEX FUND

Our Funds have no sales charges, redemption fees, dividend reinvestment charges or 12b-1 fees.

Each Fund has its own investment objectives and policies. As is the case for all mutual funds, attainment of each Fund's investment objective cannot be assured.


This Prospectus is designed to provide you with basic information before investing. You should read and retain this document for future reference. A Statement of Additional Information about the Funds, which are part of California Investment Trust and California Investment Trust II, dated January 1, 1996, as may be revised from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge from the Funds by calling 1-800-225-8778.


AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE SHARE PRICES OF THE FUNDS, OTHER THAN THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE UNITED STATES TREASURY TRUST, VARY OVER TIME AS INTEREST RATES AND THE VALUE OF THEIR SECURITIES VARY. THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE UNITED STATES TREASURY TRUST ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE. THERE CAN BE NO ASSURANCE THAT THE CALIFORNIA TAX-FREE MONEY MARKET FUND OR THE UNITED STATES TREASURY TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     CALIFORNIA INVESTMENT TRUST FUND GROUP

The investment objectives and policies of each Fund are described below:

THE TAX-FREE FUNDS:

CALIFORNIA TAX-FREE INCOME FUND ("Income Fund") seeks as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. This Fund will usually invest in intermediate and long-term municipal bonds and will invest only in securities in the four highest rating categories.


CALIFORNIA INSURED INTERMEDIATE FUND ("Insured Fund") seeks as high a level of income exempt from federal and California income taxes as is consistent with prudent investment management and safety of capital. This Fund invests primarily in intermediate and long-term municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest and will invest only in securities in the two highest rating categories. Previously called:
California Insured Tax-Free Income Fund.


CALIFORNIA TAX-FREE MONEY MARKET FUND ("Money Fund") has the objectives of capital preservation, liquidity, and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. This Fund invests in short-term securities rated in the two highest rating categories.

THE INDEX FUNDS:


S&P MIDCAP INDEX FUND (the "MidCap Fund") is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the Standard & Poor's MidCap 400 Index.



S&P 500 INDEX FUND (the "500 Fund") is a diversified mutual fund that seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


THE 500 FUND AND THE MIDCAP FUND (the "Index Funds") are both designed as long-term investments. Short-term trading in shares of the Index Funds, which could adversely impact the Index Funds and their other shareholders, is discouraged.

THE GOVERNMENT FUND:

U.S. GOVERNMENT SECURITIES FUND ("Government Fund") seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily GNMA Certificates. A portion of its income may be exempt from California and other states' personal income taxes.

THE TREASURY TRUST:

THE UNITED STATES TREASURY TRUST ("Treasury Trust") seeks preservation of capital, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes. The Treasury Trust will invest its assets only in short-term U.S. Treasury securities and its income will be exempt from California (and most other states') personal income taxes.

                   CALIFORNIA INVESTMENT TRUST FUND GROUP(TM)
                                    CONTENTS


                                                                     PAGE
                                                                     ----
FEES AND EXPENSES OF THE FUNDS......................................   4
FINANCIAL HIGHLIGHTS................................................   5
COMPARISON OF FUND EXPENSES.........................................  10
DISCUSSION OF BOND FUNDS' PERFORMANCES..............................  10
DISCUSSION OF INDEX FUNDS' PERFORMANCES.............................  13
WHAT IS CALIFORNIA INVESTMENT TRUST FUND GROUP?.....................  15
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES
  OF OUR TAX-FREE FUNDS?............................................  16
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES
  OF OUR GOVERNMENT FUND?...........................................  24
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES
  OF OUR TREASURY TRUST?............................................  26
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES
  OF OUR INDEX FUNDS?...............................................  26
PORTFOLIO TRANSACTIONS..............................................  34
HOW ARE DIVIDENDS, DISTRIBUTIONS AND TAXES HANDLED?.................  35
ABOUT OUR MANAGEMENT................................................  40
OPENING AN ACCOUNT..................................................  42
HOW TO BUY SHARES...................................................  43
SHAREHOLDER SERVICES................................................  45
ADMINISTRATIVE INFORMATION..........................................  48
MISCELLANEOUS INFORMATION...........................................  55
GLOSSARY............................................................  56

FEES AND EXPENSES OF THE FUNDS

The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in each Fund:


                            California                                          The
                             Tax-Free   California   California      U.S.      United     S&P     S&P
                              Money      Tax-Free     Insured     Government   States     500    MidCap
  Shareholder Transaction     Market      Income    Intermediate  Securities  Treasury   Index   Index
         Expenses              Fund        Fund         Fund         Fund      Trust     Fund     Fund
--------------------------- ----------  ----------  ------------  ----------  --------   -----   ------
Sales Charge imposed on
 Purchases.................     None        None         None         None       None     None    None
Sales Charge imposed on
 Reinvested Dividends......     None        None         None         None       None     None    None
Deferred Sales Charge......     None        None         None         None       None     None    None
Redemption Fees+...........     None        None         None         None       None     None    None
Exchange Fees..............     None        None         None         None       None     None    None
Estimated Annual Fund
Operating Expenses
(as a percentage of average
net assets)
Management Fees*...........    0.27%       0.47%        0.33%        0.43%      0.23%     0.0%   0.07%
12b-1 Fees.................     None        None         None         None       None     None    None
Other Expenses.............    0.13%       0.15%        0.23%        0.22%      0.17%    0.20%   0.33%
Total Fund Operating
 Expenses
 (after fee reduction)*....    0.40%       0.62%        0.55%        0.65%      0.40%    0.20%   0.40%
                            ==========  ==========  ============= ============ ========= ======  ========
Annual Account Maintenance
 Fee (per account).........                                                                $10     $10


---------------

+ A $7.50 fee is charged for redemptions made by wire.


* The management fee represents the net amount expected to be received by the Manager from each Fund after fee waivers and reimbursement during the fiscal year ended August 31, 1996. The expense information for the Funds has been restated to reflect management fees and estimated operating expenses after planned fee waivers and expense reimbursements by the Manager to the Funds. For the fiscal year ending August 31, 1995, the total fund operating expenses for the Money Fund, the Income Fund, the Insured Fund, the Government Fund, the Treasury Trust, the 500 Fund, and the MidCap Fund as a percentage of their average net assets after reimbursements, were 0.40%, 0.62%, 0.60%, 0.64%, 0.50%, 0.20% and 0.40% respectively. If no waivers or reimbursements had been made, the total fund operating expenses for the Funds during that period would have been 0.66%, 0.62%, 0.76%, 0.75%, 0.72%, 1.04%, and 0.80%, respectively.


EXAMPLE OF FUND EXPENSES


Let's say that a Fund's annual return is 5% and that its operating expenses are as described. For every $1,000 invested, here's how much you would pay in total expenses if you closed your account after the number of years indicated:



                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                        ------     -------     -------     --------
CALIFORNIA TAX-FREE MONEY MARKET
  FUND.................................    $4        $13         $22          $51
CALIFORNIA TAX-FREE INCOME FUND........    $6        $20         $35          $77
CALIFORNIA INSURED INTERMEDIATE FUND...    $6        $18         $31          $69
U.S. GOVERNMENT SECURITIES FUND........    $7        $21         $36          $81
THE UNITED STATES TREASURY TRUST.......    $4        $13         $22          $51
S&P 500 INDEX FUND.....................  $ 12        $36         $61         $126
S&P MIDCAP INDEX FUND..................  $ 14        $43         $72         $151



These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)


The Financial Highlights for the prior five years have been selected from the Funds' financial statements, which have been examined by Tait, Weller & Baker, independent certified public accountants, whose unqualified report thereon appears in the Funds' Annual Report to Shareholders for the year ended August 31, 1995 and are incorporated by reference in this Prospectus.



                                                                                                                   Dec. 4,
                                                                                                                    1985*
                                                                                                                      to
                                                          Year Ended August 31,                                    Aug. 31,
  California Tax-Free    ---------------------------------------------------------------------------------------   --------
   Money Market Fund      1995      1994      1993      1992      1991      1990      1989      1988      1987       1986
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   --------
Net asset value,
 beginning of year.....  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 INCOME FROM INVESTMENT
   OPERATIONS
 Net investment
   income..............    0.032     0.022     0.022     0.031     0.046     0.056     0.059     0.047     0.040     0.035
 LESS DISTRIBUTIONS
 Dividends from net
   investment income...   (0.032)   (0.022)   (0.022)   (0.031)   (0.046)   (0.056)   (0.059)   (0.047)   (0.040)   (0.035)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
 end of year...........  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                         =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Return...........    3.27%     2.18%     2.27%     3.18%     4.62%     5.77%     6.04%     4.95%     4.05%   4.81%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in 000's)............  $80,412   $85,935   $58,754   $92,913   $75,316   $85,910   $81,577   $59,870   $32,262   $14,506
 Ratio of expenses to
   average net assets:
   Before expense
    reimbursements.....    0.66%     0.68%     0.39%     0.15%     0.32%     0.67%     0.69%     0.70%     0.81%   0.98%**
   After expense
    reimbursements.....    0.40%     0.35%     0.24%     0.15%     0.21%     0.27%     0.18%     0.26%     0.25%   0.03%**
 Ratio of net
   investment income to
   average
    net assets:
   Before expense
    reimbursements.....    2.97%     1.83%     2.10%     3.05%     4.44%     5.17%     5.41%     4.30%     3.44%   3.53%**
   After expense
    reimbursements.....    3.23%     2.16%     2.25%     3.05%     4.55%     5.57%     5.92%     4.74%     4.00%   4.48%**


---------------
*  Commencement of Operations
** Annualized

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period) - cont.


                                                                                                                          Dec. 4
                                                                                                                          1985*
                                                                                                                            to
  California                                            Year Ended August 31,                                            Aug. 31,
   Tax-Free      ----------------------------------------------------------------------------------------------------    --------
 Income Fund       1995        1994        1993        1992        1991       1990       1989       1988       1987        1986
                 --------    --------    --------    --------    --------    -------    -------    -------    -------    --------
Net asset
 value,
 beginning of
 year.........     $12.17      $13.39      $12.42      $11.85      $11.30     $11.44     $11.06     $11.25     $11.72     $10.00
                 --------    --------    --------    --------    --------    -------    -------    -------    -------    -------
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net
  investment
  income......       0.61        0.65        0.69        0.73        0.75       0.77       0.80       0.82       0.84       0.58
 Net gain
  (loss) on
  securities
  (both
  realized and
unrealized)...       0.30       (0.92)       1.04        0.57        0.55      (0.13)      0.39      (0.20)     (0.46)      1.64
                 --------    --------    --------    --------    --------    -------    -------    -------    -------    --------
  Total from
    investment
 operations...       0.91       (0.27)       1.73        1.30        1.30       0.64       1.19       0.62       0.38       2.22
                 --------    --------    --------    --------    --------    -------    -------    -------    -------    -------
 LESS
 DISTRIBUTIONS
 Dividends
  from net
  investment
  income......      (0.66)      (0.66)      (0.68)      (0.73)      (0.75)     (0.78)     (0.81)     (0.81)     (0.85)     (0.50)
 Distributions
  from capital
  gains.......      (0.20)      (0.29)      (0.08)         --          --         --         --         --         --         --
                 --------    --------    --------    --------    --------    -------    -------    -------    -------    -------
  Total
  distributions...  (0.86)      (0.95)      (0.76)      (0.73)      (0.75)     (0.78)     (0.81)     (0.81)     (0.85)     (0.50)
                 --------    --------    --------    --------    --------    -------    -------    -------    -------    -------
Net asset
 value,
 end of
 year.........     $12.22      $12.17      $13.39      $12.42      $11.85     $11.30     $11.44     $11.06     $11.25     $11.72
                 ==========  ==========  ==========  ==========  ==========  =========  =========  =========  =========  =======
Total
 Return.......      8.00%       (2.15)%    14.55%      11.29%      11.87%      5.69%     11.20%      5.72%      3.37%   30.37%**
RATIOS/SUPPLEMENTAL
 DATA
Net assets,
 end of year
 (in 000's)...   $196,046    $225,087    $274,325    $217,321    $136,594    $85,461    $70,248    $39,329    $37,350    $20,815
 Ratio of
  expenses to
  average net
  assets:
  Before
    expense
    reimbursements...0.62%      0.60%       0.60%       0.60%       0.67%      0.69%      0.73%      0.80%      0.78%    0.91%**
  After
    expense
    reimbursements...0.62%      0.60%       0.60%       0.60%       0.60%      0.59%      0.60%      0.61%      0.39%    0.03%**
 Ratio of net
  investment
  income to
  average
   net assets:
  Before
    expense
    reimbursements...5.13%      5.09%       5.41%       5.98%       6.36%      6.57%      6.93%      7.24%      6.83%    7.13%**
  After
    expense
    reimbursements...5.13%      5.09%       5.41%       5.98%       6.43%      6.67%      7.06%      7.43%      7.22%    8.01%**
 Portfolio
  Turnover....      32.21%     31.27%      25.42%      45.43%      44.12%     42.24%     47.59%    102.35%     87.36%   50.20%


---------------
*  Commencement of Operations
** Annualized

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period) - cont.


                                                                                                                          Dec. 4
                                                                                                                          1985*
                                                                                                                            to
                                                          Year Ended August 31,                                          Aug. 31,
 U.S. Government    -------------------------------------------------------------------------------------------------    --------
 Securities Fund     1995       1994         1993       1992       1991       1990       1989       1988       1987        1986
                    -------    -------      -------    -------    -------    -------    -------    -------    -------    --------
Net asset value,
 beginning of
 year............    $10.30     $11.76       $10.52      $9.80      $9.41      $9.57      $9.46      $9.62     $10.26     $10.00
                    -------    -------      -------    -------    -------    -------    -------    -------    -------   --------
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income.........      0.70       0.67         0.71       0.72       0.83       0.82       0.87       0.88       0.90       0.59
 Net gain (loss)
  on securities
  (both realized
  and
  unrealized)....      0.41      (1.40)        1.29       0.73       0.39      (0.15)      0.11      (0.17)     (0.63)      0.17
                    -------    -------      -------    -------    -------    -------    -------    -------    -------   --------
  Total from
    investment
    operations...      1.11      (0.73)        2.00       1.45       1.22       0.67       0.98       0.71       0.27       0.76
                    -------    -------      -------    -------    -------    -------    -------    -------    -------   --------
 LESS
 DISTRIBUTIONS
 Dividends from
  net investment
  income.........     (0.75)     (0.67)       (0.71)     (0.73)     (0.83)     (0.83)     (0.87)     (0.87)     (0.91)     (0.50)
 Distributions
  from capital
  gains..........        --      (0.06)       (0.05)        --         --         --         --         --         --         --
                    -------    -------      -------    -------    -------    -------    -------    -------    -------   --------
  Total
  distribution...     (0.75)     (0.73)       (0.76)     (0.73)     (0.83)     (0.83)     (0.87)     (0.87)     (0.91)     (0.50)
                    -------    -------      -------    -------    -------    -------    -------    -------    -------   --------
Net asset value,
 end of year.....    $10.66     $10.30       $11.76     $10.52      $9.80      $9.41      $9.57      $9.46      $9.62     $10.26
                    ========== ==========   =========  ========== =========  =========  =========  ========== =======  =========
Total Return.....    11.42%      (6.44)%     20.09%     15.46%     13.55%      7.24%     10.78%      7.77%      2.63%   10.57%**
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of year
 (in 000's)......   $29,884    $30,228      $35,787    $79,858    $21,188    $11,809    $11,181    $10,406    $13,074    $10,116
 Ratio of
  expenses to
  average net
  assets:
  Before expense
reimbursements...     0.75%      0.73%        0.75%      0.63%      0.85%      0.81%      0.96%      1.04%      1.00%    0.97%**
  After expense
reimbursements...     0.64%      0.62%        0.52%      0.38%      0.60%      0.60%      0.61%      0.59%      0.34%    0.04%**
 Ratio of net
  investment
  income to
  average
   net assets:
  Before expense
reimbursements...     6.72%      5.99%        6.32%      6.87%      8.48%      8.43%      8.83%      8.79%      7.61%    8.73%**
  After expense
reimbursements...     6.83%      6.10%        6.55%      7.12%      8.73%      8.64%      9.18%      9.24%      8.27%    9.66%**
 Portfolio
  Turnover***....   169.83%    129.06%       52.30%    122.14%     53.00%     78.32%     78.29%    109.64%    114.56%    278.62%


---------------
*   Commencement of Operations
**  Annualized

*** Higher portfolio turnover increases costs to the Funds and may have tax consequences for shareholders.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period) - cont.


                                                                                                    California Insured
                                          The United States Treasury Trust                          Intermediate Fund
                        --------------------------------------------------------------------   ----------------------------
                                                                                    Apr. 26,                       Oct. 20,
                                                                                     1989*                          1992*
                                                                                       to         Year Ended          to
                                          Year Ended August 31,                     Aug. 31,      August 31,       Aug. 31,
                        ---------------------------------------------------------   --------   -----------------   --------
                         1995      1994      1993      1992      1991      1990       1989      1995      1994       1993
                        -------   -------   -------   -------   -------   -------   --------   -------   -------  ---------
Net asset value,
 beginning of year....   $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000     $10.23    $10.65    $10.00
                        -------   -------   -------   -------   -------   -------  --------    -------   -------   ---------
 INCOME FROM
   INVESTMENT
   OPERATIONS
 Net Investment
   income.............    0.050     0.031     0.028     0.041     0.064     0.077     0.029       0.44      0.44      0.40
 Net gain (loss) on
   securities (both
   realized and
   unrealized)........       --        --        --        --        --        --        --       0.30     (0.42)     0.61
                        -------   -------   -------   -------   -------   -------  --------    -------   -------   ---------
   Total from
    investment
    operations........       --        --        --        --        --        --        --       0.74      0.02      1.01
                        -------   -------   -------   -------   -------   -------  --------    -------   -------  ---------
 LESS DISTRIBUTIONS
 Dividends from net
 investment income....    (0.50)   (0.031)   (0.028)   (0.041)   (0.064)   (0.077)    (0.29)     (0.48)    (0.44)    (0.36)
                        -------   -------   -------   -------   -------   -------  --------    -------   -------  ---------
Net asset value,
 end of year..........   $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000     $10.49    $10.23    $10.65
                        =======   =======   =======   =======   =======   =======   =======    =======   =======  ========
Total Return..........    5.10%     3.11%     2.86%     4.18%     6.59%     8.02%   8.49%**      7.46%     0.23%  11.91%**
RATIOS/ SUPPLEMENTAL
 DATA
Net assets, end of
 year
 (in 000's)...........  $29,797   $19,268   $28,449   $16,799   $23,460   $19,168    $1,848    $23,515   $21,800   $11,145
 Ratio of expenses to
   average net assets:
   Before expense
    reimbursements....    0.72%     0.75%     0.65%     0.73%     0.73%     0.70%   2.71%**      0.76%     0.88%   2.00%**
   After expense
    reimbursements....    0.50%     0.52%     0.32%     0.25%     0.26%     0.25%   0.00%**      0.60%     0.46%   0.16%**
 Ratio of net investment
   income to average
    net assets:
   Before expense
    reimbursements....    4.75%     2.62%     2.43%     3.66%     5.88%     7.31%   5.60%**      4.19%     3.77%   2.75%**
   After expense
    reimbursements....    4.97%     2.85%     2.76%     4.14%     6.35%     7.76%   8.31%**      4.35%     4.19%   4.59%**
 Portfolio Turnover...       --        --        --        --        --        --        --     43.56%     8.91%        --



---------------

*   Commencement of Operations
**  Annualized

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period) - cont.


                                               S&P 500 Index Fund                        S&P MidCap Index Fund
                                    ----------------------------------------    ----------------------------------------
                                                                   Apr. 20,                                    Apr. 20,
                                                                   1992* to                                    1992* to
                                       Year Ended August 31,      August 31,       Year Ended August 31,      August 31,
                                    ---------------------------   ----------    ---------------------------   ----------
                                     1995      1994      1993        1992        1995      1994      1993        1992
                                    -------   -------   -------   ----------    -------   -------   -------   ----------
Net asset value,
 beginning of year................   $11.38    $11.25    $10.09      $10.00      $12.21    $12.23    $10.12      $10.00
                                    -------   -------   -------   ----------    -------   -------   -------   ----------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income............     0.39      0.30      0.30        0.10        0.26      0.22      0.25        0.09
 Net gains on securities (both
   realized and unrealized).......     1.94      0.26      1.16        0.03        2.04      0.22      2.11        0.07
                                    -------   -------   -------   ----------    -------   -------   -------   ----------
   Total from investment
    operations....................     2.33      0.56      1.46        0.13        2.30      0.44      2.36        0.16
                                    -------   -------   -------   ----------    -------   -------   -------   ----------
 LESS DISTRIBUTIONS
 Dividends from net investment
   income.........................    (0.37)    (0.30)    (0.30)      (0.04)      (0.25)    (0.22)    (0.25)      (0.04)
 Distributions from capital
   gains..........................    (0.03)    (0.13)       --          --       (0.44)    (0.24)       --          --
                                    -------   -------   -------   ----------    -------   -------   -------   ----------
   Total Distributions............    (0.40)    (0.43)    (0.30)      (0.04)      (0.69)    (0.46)    (0.25)      (0.04)
                                    -------   -------   -------   ----------    -------   -------   -------   ----------
Net asset value,
 end of year......................   $13.31    $11.38    $11.25      $10.09      $13.82    $12.21    $12.23      $10.12
                                    =======   =======   =======   =========     =======   =======   =======   =========
Total Return......................   21.06%     5.17%    14.77%       3.66%**    20.24%     3.75%    23.64%        4.48%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 000's)...........................  $21,800   $14,830   $11,352      $4,380     $26,168   $21,789   $16,243      $3,279
 Ratio of expenses to average
   net assets:
   Before expense
    reimbursements................    1.04%     1.01%     1.41%       2.71%**     0.80%     0.97%     1.36%        3.74%**
   After expense reimbursements...    0.20%     0.20%     0.09%       0.00%**     0.40%     0.40%     0.17%        0.00%**
 Ratio of net investment income to
   average net assets:
   Before expense
    reimbursements................    2.40%     1.95%     1.54%       0.94%**     1.70%     1.30%     0.97%       (0.46)%**
   After expense reimbursements...    3.24%     2.76%     2.86%       3.65%**     2.10%     1.87%     2.16%        3.28%**
 Portfolio Turnover...............    3.68%     1.22%     8.46%          --      11.71%    15.01%     8.16%        0.87%


---------------
*   Commencement of Operations
**  Annualized

COMPARISON OF FUND EXPENSES



Below is a table comparing the Funds' total fund operating expenses with average total fund operating expenses as reported by Lipper Analytical Services Inc. on November 7, 1995 for several categories of mutual funds comparable to the Funds.


                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)


  AVERAGE TOTAL FUND OPERATING EXPENSES                      CIT
------------------------------------------         -----------------------
Tax Exempt Money Funds               0.68%         Money Fund        0.40%*
California Insured Municipal Funds   0.83%         Insured Fund      0.55%*
General Municipal Funds              1.00%         Income Fund       0.62%
General U.S. Government Funds        1.22%         Government Fund   0.65%*
U.S. Treasury Money Funds            0.62%         Treasury Trust    0.40%*
Growth & Income                      1.26%**       500 Fund          0.20%*
Growth                               1.46%**       MidCap Fund       0.40%*


 * After fee waivers and expense reimbursements.

** These figures are for actively managed funds which typically have higher operating expenses.



       --MANAGER'S NOTE: WE BELIEVE OUR ANNUAL FUND OPERATING EXPENSES ARE AMONG THE LOWEST AVAILABLE. IN OUR OPINION, ALL OTHER THINGS BEING EQUAL, LOW COST NO-LOAD FUNDS WILL PROVIDE INVESTMENT RESULTS THAT ARE BETTER THAN FUNDS HAVING SALES COMMISSIONS, REDEMPTION FEES AND HIGHER EXPENSES.



DISCUSSION OF BOND FUNDS' PERFORMANCES



Below are line graphs comparing the performances of the Income Fund, the Insured Fund and the Government Fund to a broad based securities market index from the inception of the respective Fund through the fiscal year ending August 31, 1995.



       --MANAGER'S NOTE: THE OBJECTIVE OF THE GRAPHS IS TO PERMIT YOU TO COMPARE THE PERFORMANCES OF THE FUNDS WITH THE MARKET THAT PREVAILED OVER THOSE TIME PERIODS AND TO GIVE PERSPECTIVE TO MARKET CONDITIONS, AND INVESTMENT STRATEGIES AND TECHNIQUES PURSUED BY THE FUNDS' INVESTMENT MANAGER THAT MATERIALLY AFFECTED THE PERFORMANCE OF THE FUNDS. THE LEHMAN BROTHERS INDICES REFLECT REINVESTMENT OF "DIVIDENDS" BUT NOT THE TYPE OF OPERATING EXPENSES THAT ARE INCURRED BY THE FUNDS.


All graphs assume a $10,000 hypothetical initial investment. Also below are tables presenting each of these Funds' average annual total returns for the one-year, five-year and from inception through August 31, 1995 periods. Past performance is not predictive of future performance.



Moderate economic growth, a diminishing inflation threat, and a stronger dollar led to a decline in the level of interest rates. Given these conditions, the strategy of the Funds' investment manager was to maintain a relatively high average coupon, place continued emphasis on high credit quality, and moderately lengthen the average maturities of all the bond funds in order to capture improvement in bond prices. The Income Fund emphasized purchase of fifteen year high quality non-callable bonds. The Government Fund sold GNMAs and intermediate treasury notes and added long-term bonds and strips. The Insured Fund, which emphasizes intermediate-term municipal securities, swapped into higher coupon bonds with maturities of eight to ten years. The strategy of lengthening portfolio maturities, coupled with the decline in interest rates, were the primary factors producing the past year's performance results.


                                                    Lehman
                                                 Brothers Mu-
                                  California     nicipal Bond
      Measurement Period         Tax-Free In-     Indexquity
    (Fiscal Year Covered)          come Fund     Market Index
04-Dec-85                                10000           10000
                                         10410           10088
                                         11000           10674
                                         11470           11094
                                         11566           11098
                                         11571           11107
                                         11393           10925
                                         11554           11035
                                         11611           11103
                                         12246           11595
                                         12223           11624
                                         12551           11824
30-Nov-86                                12746           12057
                                         12768           12024
                                         13094           12383
                                         13202           12444
                                         13167           12313
                                         12410           11699
                                         12254           11641
                                         12463           11981
                                         12605           12103
                                         12659           12130
                                         12205           11679
                                         12171           11729
30-Nov-87                                12432           12034
                                         12611           12209
                                         13052           12640
                                         13188           12774
                                         12973           12624
                                         13018           12720
                                         13071           12684
                                         13227           12869
                                         13305           12953
                                         13384           12964
                                         13596           13198
                                         13959           13430
30-Nov-88                                13834           13307
                                         14041           13443
                                         14266           13720
                                         14135           13563
                                         14114           13531
                                         14441           13850
                                         14738           14136
                                         14946           14328
                                         15108           14522
                                         14882           14379
                                         14878           14337
                                         15118           14512
30-Nov-89                                15327           14762
                                         15433           14882
                                         15273           14812
                                         15441           14945
                                         15454           14949
                                         15269           14841
                                         15701           15164
                                         15860           15297
                                         16138           15522
                                         15730           15296
                                         15792           15305
                                         16042           15582
30-Nov-90                                16420           15894
                                         16471           15963
                                         16657           16177
                                         16703           16319
                                         16744           16325
                                         16958           16542
                                         17203           16689
                                         17061           16673
                                         17366           16876
                                         17597           17097
                                         17836           17319
                                         18050           17475
30-Nov-91                                18054           17524
                                         18465           17898
                                         18480           17940
                                         18466           17946
                                         18458           17952
                                         18618           18113
                                         18895           18325
                                         19281           18460
                                         20039           19010
                                         19584           18824
                                         19679           18947
                                         19102           18761
30-Nov-92                                19753           19096
                                         20092           19291
                                         20303           19514
                                         21409           20214
                                         21034           20001
                                         21282           20203
                                         21423           20316
                                         21841           20650
                                         21824           20677
                                         22434           21107
                                         22738           21347
                                         22735           21388
30-Nov-93                                22422           21199
                                         23060           21646
                                         23357           21893
                                         22548           21326
                                         21349           20458
                                         21484           20632
                                         21683           20811
                                         21442           20684
                                         21964           21063
                                         21952           21137
                                         21521           20826
                                         21196           20455
                                         20617           20085
30-Nov-94                                21069           20527
                                         21810           21114
                                         22691           21729
                                         22883           21979
                                         22934           22005
                                         23649           22707
                                         23340           22510
                                         23528           22723
                                         23709           23012
                                         23937           23076
                                         24441           23411

                          AVERAGE ANNUAL TOTAL RETURNS
                        CALIFORNIA TAX-FREE INCOME FUND


                                    FISCAL YEAR     FIVE YEARS      FROM INCEPTION
                                       ENDED          ENDING        (DEC. 4, 1985)
                                   AUG. 31, 1995   AUG. 31, 1995   TO AUG. 31, 1995
                                   -------------   -------------   ----------------
CIT California Tax-Free Income
  Fund...........................      8.00%           8.55%             9.27%
Lehman Brothers Municipal Bond
  Index..........................      8.87%           8.51%             8.93%

                                    California In-
                                    sured Interme-
                                    diate Fundornia    Lehman Broth-
       Measurement Period              Tax- Free      ers 5 Year In-
      (Fiscal Year Covered)           Income Fund           dex
20-Oct-92                                     10000             10000
                                               9790              9949
                                               9997             10065
                                              10116             10142
                                              10247             10263
28-Feb-93                                     10603             10518
                                              10457             10407
                                              10582             10468
                                              10632             10499
                                              10793             10649
31-Jul-93                                     10826             10658
                                              11031             10811
                                              11138             10894
                                              11156             10922
                                              11069             10866
                                              11258             10946
31-Dec-93                                     11293             11027
                                              11399             10963
                                              11123             10784
                                              10745             10560
                                              10807             10625
31-May-94                                     10909             10678
                                              10875             10673
                                              11235             10797
                                              11057             10849
                                              10912             10776
31-Oct-94                                     10830             10705
                                              10631             10608
                                              10692             10667
                                              10729             10727
                                              10880             10860
                                              11216             11050
31-Mar-95                                     11335             11163
                                              11396             11206
                                              11642             11441
                                              11593             11450
                                              11723             11590
31-Aug-95                                     11882             11695

                          AVERAGE ANNUAL TOTAL RETURNS


                                                FISCAL YEAR     FROM INCEPTION
                                                   ENDED       (OCT. 20, 1992)
                                               AUG. 31, 1995   TO AUG. 31, 1995
                                               -------------   ----------------
CIT California Insured Intermediate Fund.....      7.46%             6.21%
Lehman Brothers Five Year Municipal Bond
  Index......................................      7.80%             5.51%



                                     U.S. Govern-      Lehman Broth-     Lehman Brothe
       Measurement Period           ment Securities    ers Treasury      rs Fixed In-
      (Fiscal Year Covered)              Fund              Index        come GNMA Index
04-Dec-85                                     10000             10000             10000
                                              10100             10310             10279
                                              10297             10363             10316
                                              10456             10805             10585
                                              10469             11254             10712
31-May-86                                     10287             11300             10797
                                              10428             11019             10610
                                              10608             11395             10764
                                              10781             11468             10948
                                              10786             11802             11143
31-Oct-86                                     10937             11609             11166
                                              11151             11769             11311
                                              11202             11903             11501
                                              11344             11920             11565
                                              11446             12050             11716
                                              11435             12138             11827
30-Apr-87                                     11045             12058             11826
                                              11014             11757             11479
                                              11130             11706             11456
                                              11190             11840             11672
                                              11065             11807             11707
30-Sep-87                                     10686             11736             11656
                                              11076             11500             11384
                                              11195             11960             11766
                                              11342             12013             11905
                                              11737             12157             12067
29-Feb-88                                     11848             12563             12513
                                              11797             12694             12682
                                              11752             12552             12573
                                              11678             12481             12517
                                              11971             12388             12439
                                              11937             12670             12804
31-Aug-88                                     11924             12578             12754
                                              12151             12600             12769
                                              12371             12881             13098
                                              12206             13113             13388
                                              12166             12953             13203
31-Jan-89                                     12310             13005             13131
                                              12231             13173             13343
                                              12273             13058             13265
                                              12504             13143             13280
                                              12811             13426             13566
                                              13173             13745             13980
31-Jul-89                                     13395             14217             14371
                                              13231             14523             14670
                                              13289             14271             14488
                                              13595             14331             14579
                                              13738             14711             14916
                                              13806             14852             15086
31-Jan-90                                     13649             14876             15189
                                              13690             14654             15061
                                              13702             14681             15144
                                              13551             14676             15184
                                              13994             14541             15048
                                              14243             14950             15519
31-Jul-90                                     14431             15186             15758
                                              14190             15379             16050
                                              14276             15158             15833
                                              14446             15303             15955
                                              14770             15556             16153
                                              14992             15899             16520
31-Jan-91                                     15179             16147             16794
                                              15264             16320             17044
                                              15317             16407             17186
                                              15453             16490             17309
                                              15566             16672             17472
                                              15478             16733             17615
31-Jul-91                                     15704             16708             17649
                                              16113             16904             17951
                                              16559             17296             18285
                                              16617             17661             18606
                                              16668             17818             18913
                                              17614             17996             19044
31-Jan-92                                     17190             18619             19488
                                              17270             18321             19246
                                              17107             18393             19448
                                              17164             18282             19337
                                              17646             18397             19515
                                              17902             18736             19859
31-Jul-92                                     18521             19008             20101
                                              18604             19492             20278
                                              18784             19677             20550
                                              18303             19965             20732
                                              18553             19671             20577
                                              19087             19632             20672
31-Jan-93                                     19559             19966             20934
                                              20110             20395             21198
                                              20138             20805             21412
                                              20278             20874             21530
                                              20388             21036             21607
                                              21147             21011             21756
31-Jul-93                                     21533             21482             21933
                                              22342             21609             22025
                                              22422             22090             22080
                                              22532             22177             22097
                                              22021             22259             22135
                                              21954             22014             22104
31-Dec-93                                     22100             22100             22310
                                              22550             22405             22486
                                              21747             21923             21362
                                              21013             21432             20785
                                              20782             21265             20641
                                              20667             21009             20701
30-Jun-94                                     20542             20963             20670
                                              21052             21345             21073
                                              20902             21349             21139
                                              20390             21048             20840
                                              20307             21033             20807
                                              20323             20995             20749
29-Dec-94                                     20462             21124             20979
                                              20554             21516             21413
                                              20980             21979             21979
                                              21478             22117             22087
                                              21585             22407             22413
                                              21893             23313             23097
31-May-95                                     22841             23497             23254
                                              23025             23410             23303
                                              22835             23681             23543
31-Aug-95                                     23290             23909             23774

                          AVERAGE ANNUAL TOTAL RETURNS


                                    FISCAL YEAR     FIVE YEARS      FROM INCEPTION
                                       ENDED           ENDED        (DEC. 4, 1985)
                                   AUG. 31, 1995   AUG. 31, 1995   TO AUG. 31, 1995
                                   -------------   -------------   ----------------
U.S. Government Securities
  Fund...........................      11.42%          10.42%            9.07%
Lehman Brothers Composite
  Treasury Index.................      10.92%           9.33%            9.24%
Lehman Brothers GNMA Treasury
  Index..........................       4.37%           8.26%            9.18%

DISCUSSION OF INDEX FUNDS' PERFORMANCES



On the next page are line graphs comparing each of the Index Funds' performance to a broad based securities market index from the inception of each Index Fund through the fiscal year ending August 31, 1995. The graphs assume a $10,000 hypothetical initial investment. The objective of the graph is to permit you to compare the performance of the Index Fund with the current market and to give perspective to market conditions and investment strategies and techniques that materially affected the performance of the Index Fund. Also below is a table presenting each of the respective Index Funds' average annual total returns for the one-year and inception through August 31, 1995 periods. Past performance is not predictive of future performance.



       --MANAGER'S NOTE: THE STANDARD & POOR'S INDICES REFLECT
       REINVESTMENT OF "DIVIDENDS" BUT NOT THE TYPE OF OPERATING EXPENSES THAT ARE INCURRED BY THE FUNDS.



The primary strategy of the Index Funds' investment manager during the past fiscal year was to invest in those stocks represented by the respective S&P index in a manner that effectively replicates the index. Portfolio turnover is kept to a minimum to reduce taxable capital gains to shareholders.



       --MANAGER'S NOTE: THE S&P 500 INDEX AND MIDCAP INDEX REPRESENT APPROXIMATELY 69% AND 9% RESPECTIVELY OF THE MARKET VALUE OF ALL STOCKS PUBLICLY TRADED IN THE UNITED STATES. APPROXIMATELY 25% OF THE EARNINGS OF THE 500 ARE FROM FOREIGN SOURCES SO THE INVESTOR HAS A GLOBAL EXPOSURE TO EARNINGS, WITHOUT THE CURRENCY RISKS INVOLVED IN DIRECT INVESTMENTS IN FOREIGN SECURITIES. THE INDEX FUNDS ARE MANAGED TO PRODUCE A MINIMUM IN TAXABLE RECOGNIZED CAPITAL GAINS. UNDER TAX LAW, ORDINARY INCOME FOR HIGH BRACKET TAX

       PAYERS IS TAXED AT A HIGHER RATE THAN CAPITAL GAINS.

      MEASUREMENT PERIOD                          S&P 500 IN-
    (FISCAL YEAR COVERED)        CIT 500 FUND         DEX
20-APR-92                                10000           10000
                                         10060           10121
                                         10120           10171
                                          9970           10019
                                         10335           10429
31-AUG-92                                10134           10215
                                         10244           10335
                                         10290           10371
                                         10634           10724
                                         10763           10855
29-JAN-93                                10844           10946
                                         10977           11095
                                         11201           11329
                                         10943           11055
                                         11231           11350
                                         11261           11383
30-JUL-93                                11217           11338
                                         11631           11767
                                         11538           11677
                                         11780           11918
                                         11676           11805
02-DEC-93                                11710           11805
                                         11814           11948
                                         12206           12354
                                         11867           12018
                                         11348           11494
29-APR-94                                11491           11641
                                         11672           11832
                                         11384           11542
                                         11760           11921
                                         12233           12409
                                         11932           12107
31-OCT-94                                12219           12379
                                         11764           11929
                                         11922           11929
                                         11937           12106
                                         12243           12420
28-FEB-95                                12725           12904
                                         13101           13284
                                         13476           13676
                                         13995           14223
                                         14308           14552
                                         14776           15035
31-AUG-95                                14809           15073



                          AVERAGE ANNUAL TOTAL RETURNS


                                                FISCAL YEAR     FROM INCEPTION
                                                   ENDED       (APRIL 20, 1992)
                                               AUG. 31, 1995   TO AUG. 31, 1995
                                               -------------   ----------------
CIT S&P 500 Index Fund.......................      21.06%           12.38%
Standard & Poor's 500 Index..................      21.46%           12.97%


       Measurement Period                               S&P MidCap
      (Fiscal Year Covered)         CIT MidCap Fund        Index
20-Apr-92                                     10000             10000
                                              10240             10197
                                              10320             10293
                                              10000             10000
                                              10385             10497
31-Aug-92                                     10164             10246
                                              10325             10389
                                              10539             10638
                                              11135             11233
                                              11495             11233
31-Dec-93                                     11495             11611
                                              11576             11756
                                              11424             11591
                                              11820             11991
                                              11503             11677
                                              12024             12209
30-Jun-93                                     12096             12270
                                              12073             12247
                                              12566             12753
                                              12679             12887
                                              12703             12929
30-Nov-93                                     12424             12644
                                              12976             13230
                                              13282             13539
                                              13103             13346
                                              12468             12728
29-Apr-94                                     12552             12823
                                              12435             12701
                                              11999             12264
                                              12398             12678
                                              13038             13343
                                              12793             13093
31-Oct-94                                     12931             13236
                                              12351             12639
                                              12461             12639
                                              12461             12755
                                              12585             12888
28-Feb-95                                     13247             13563
                                              13487             13798
                                              13758             14075
                                              14085             14414
                                              14656             15001
                                              15404             15784
31-Aug-95                                     15677             16076

                          AVERAGE ANNUAL TOTAL RETURNS


                                                FISCAL YEAR     FROM INCEPTION
                                                   ENDED       (APRIL 20, 1992)
                                               AUG. 31, 1995   TO AUG. 31, 1995
                                               -------------   ----------------
CIT S&P MidCap Index Fund....................      20.24%           14.30%
Standard & Poor's MidCap Index...............      20.48%           15.15%

WHAT IS CALIFORNIA INVESTMENT TRUST FUND GROUP?


The California Investment Trust Fund Group (the "Trusts" or "Funds") presently consists of two diversified, open-end management investment companies, both organized as Massachusetts business trusts in September 1985. As part of California Investment Trust, we currently offer through this Prospectus the California Tax-Free Income Fund (the "Income Fund"), California Insured Intermediate Fund (the "Insured Fund") and the California Tax-Free Money Market Fund (the "Money Fund"). As part of California Investment Trust II, we currently offer through this Prospectus the U.S. Government Securities Fund (the "Government Fund"), The United States Treasury Trust (the "Treasury Trust"), the S&P 500 Index Fund and the S&P MidCap Index Fund (together, the "Index Funds").


CCM Partners, a California Limited Partnership (the "Manager"), is the investment manager of the Funds. The Manager has retained Bank of America NT&SA (Bank of America Capital Management, Inc.) (the "Sub-Adviser"), a wholly-owned subsidiary of BankAmerica Corporation, to manage the Index Funds on a day-to-day basis.


       --MANAGER'S NOTE: THE TERM NO-LOAD MEANS THAT YOU DO NOT PAY COMMISSIONS TO BUY OR SELL YOUR SHARES. IN OUR OPINION, ALL OTHER THINGS BEING EQUAL, LOW COST, NO-LOAD FUNDS WILL PROVIDE INVESTMENT RESULTS THAT ARE BETTER THAN FUNDS HAVING SALES COMMISSIONS, REDEMPTION FEES AND HIGHER EXPENSES. IF YOU HAVE ANY QUESTIONS ABOUT THE FUNDS, PLEASE CALL US AT 1(800) 225-8778 AND SPEAK TO ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES.



You may purchase shares of any Fund through your securities dealer or broker or from us directly. (See "How to Buy Shares" on page 43.) We charge no commissions for your purchases or sales of our shares. Accordingly, more of your money will go to work for you immediately upon investment.



For example, a $10,000 investment in a mutual fund with a 4% sales charge results in only $9,600 being invested in that fund because $400 of the investor's money goes toward payment of the sales commission. As a result, there is a negative cumulative effect on the total return over the time of the investment because the original investment is $9,600, not $10,000.



All other things being equal, a load fund having a portfolio yield of 5.00% would only provide an effective net yield to the investor of 1% in the first year if there is a 4% sales charge. Many service organizations that report mutual fund performance results do not deduct sales charges when reporting these figures to many publications. This is because the sales charge is an expense borne by the investor, not the fund. Thus, load funds often are measured as if they were no-load funds. This favorably distorts the reported performance of many load funds in comparison to no-load funds.


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR TAX-FREE FUNDS?


       --MANAGER'S NOTE: THE INCOME FUND, THE INSURED FUND AND THE MONEY FUND ARE CALLED THE "TAX-FREE FUNDS."



In general, the Tax-Free Funds seek as high a level of income, which is exempt from federal income taxes and California personal income taxes, as is consistent with each Fund's objectives, investment characteristics, and policies.


CALIFORNIA TAX-FREE INCOME FUND ("INCOME FUND")--seeks as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. We seek to reduce, to the extent possible, the credit risks of our portfolio by investing in California municipal securities having at the time of purchase one of the top four ratings, or if unrated, being of similar quality to one of the top four ratings, of Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), or Fitch Investors Service, Inc. ("Fitch"). These are considered to be "investment grade" securities, although bonds rated Baa in the fourth highest category are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and to have some speculative characteristics. The Income Fund does not invest in derivative securities. The Income Fund will not invest more than 20% of its total assets in securities rated in the fourth highest category. If the rating on an issue held in the Income Fund's portfolio is downgraded from investment grade, our Manager will consider such event in its evaluation of the overall investment merits of that security but such consideration will not necessarily result in an automatic sale of the security. When the Income Fund invests in securities not rated by S&P, Moody's, or Fitch, it is the responsibility of our Manager to evaluate them and determine that they have the same quality and characteristics as those described by S&P, Moody's or Fitch for their ratings. An Appendix to the Statement of Additional Information contains a description of the ratings of S&P, Moody's, and Fitch.


       --MANAGER'S NOTE: INVESTMENTS BY THE INCOME FUND WILL BE MADE IN

       SECURITIES CONSIDERED TO BE "INVESTMENT GRADE."

The Income Fund normally invests in intermediate and long-term bonds and its average portfolio maturity generally is five years or more. If our Manager determines that market conditions warrant a shorter average maturity, the Income Fund will be adjusted accordingly. Since the value of debt obligations typically varies inversely with changes in interest rates, the net asset value per share of the Income Fund will also fluctuate in this manner. The Income Fund, under normal market conditions, attempts to invest 100% and, as a matter of fundamental policy, invests at least 80%, of the value of its net assets in securities the interest on which is exempt from federal income taxes and California personal income taxes. Thus, it is possible, although not anticipated, that under normal market conditions up to 20% of the Income Fund's net assets could be in municipal obligations from another state, in taxable U.S. Treasury obligations, in repurchase agreements secured by such securities, or in obligations the interest on which is subject to the federal alternative minimum tax.


       --MANAGER'S NOTE: THE INCOME FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT THE PROBABILITY OF PRINCIPAL FLUCTUATIONS.


For temporary defensive purposes only, the Income Fund may invest (i) more than 20% of its assets (which could be up to 100%) in obligations issued or guaranteed by the full faith and credit of the U.S. Government, the interest on which is subject to federal and may be subject to California income taxes and
(ii) more than 20% of the value of its net assets (which could be up to 100%) in instruments the interest on which is exempt from federal income taxes but not California personal income taxes, such as municipal obligations issued by other states and their agencies and instrumentalities.


CALIFORNIA INSURED INTERMEDIATE FUND ("INSURED FUND")--seeks as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and safety of capital. The Insured Fund seeks to reduce, to the extent possible, the credit risks of its portfolio by investing in California municipal securities that are insured under an insurance policy obtained by the issuer or underwriters of such securities at the time of their original issuance or are insured under an insurance policy purchased by the Insured Fund. The name of this Fund previously was California Insured Tax-Free Income Fund.


The Manager determines appropriate purchases for the Insured Fund based on credit analysis, including consideration of creditworthiness and insurance. The Insured Fund does not invest in derivative securities. Insurance covering the timely payment of interest and principal on the municipal securities in which the Insured Fund invests is obtained from recognized insurers. Such insurance does not guarantee the market value of the municipal securities in which the Insured Fund invests or the value of the shares of the Insured Fund. Issuer insurance remains with the security and thereby enhances its resale value. The Insured Fund may invest more than twenty-five percent (25%) of its assets in securities insured by the same insurance company.


       --MANAGER'S NOTE: THE INSURED FUND WILL ATTEMPT TO LIMIT THE
       PRICE VOLATILITY OF ITS SHARES BY INVESTING A PORTION OF ITS ASSETS IN INTERMEDIATE TERM MUNICIPAL SECURITIES AND BY THE USE OF OTHER INVESTMENT STRATEGIES. THERE IS NO GUARANTEE THAT THESE STRATEGIES WILL BE SUCCESSFUL.


The Insured Fund also may invest in uninsured California municipal securities having at the time of purchase the top two ratings or, if unrated, being of similar quality to the top two ratings (AAA or AA) of S&P, (Aaa or Aa) of Moody's, (AAA or AA) of Fitch. Securities having these credit ratings are considered to be "high quality." Under normal market conditions, the Insured Fund's investment in uninsured obligations may not exceed twenty percent (20%) of its portfolio assets. If the rating on an issue held in the Insured Fund's portfolio is downgraded, our Manager will consider such event in its evaluation of the overall investment merits of that security but such consideration will not necessarily result in an automatic sale of the security. When the Insured Fund invests in securities not rated by S&P, Moody's, or Fitch, it is the responsibility of our Manager to evaluate them and determine that they have the same quality and characteristics as those described by S&P, Moody's or Fitch for their ratings. An Appendix to the Statement of Additional Information contains a description of the ratings of S&P, Moody's, and Fitch.


       --MANAGER'S NOTE: UNDER NORMAL MARKET CIRCUMSTANCES, THE INSURED FUND WILL INVEST AT LEAST 80% OF ITS NET ASSETS IN INSURED
       CALIFORNIA MUNICIPAL SECURITIES. THESE ARE GENERALLY RATED AAA BY STANDARD & POOR'S CORPORATION, AAA BY MOODY'S INVESTORS SERVICE OR AAA BY FITCH INVESTORS SERVICE, INC.


For temporary defensive purposes only, the Insured Fund may invest (i) more than 20% of its assets (which could be up to 100%) in obligations issued or guaranteed by the full faith and credit of the U.S. Government, the interest on which is subject to federal and may be subject to California income taxes and
(ii) more than 20% of the value of its net assets (which could be up to 100%) in instruments the interest on which is exempt from federal income taxes but not California's personal income taxes, such as municipal obligations issued by other states and their agencies and instrumentalities.


CALIFORNIA TAX-FREE MONEY MARKET FUND ("MONEY FUND")--has the objectives of capital preservation, liquidity, and the highest achievable current income exempt from federal and California income taxes as is consistent with safety. Although no assurances can be given, the Money Fund attempts to maintain a constant net asset value of $1.00 per share.


The Money Fund seeks to achieve its investment objectives through investments limited to U.S. dollar-denominated money market instruments. The Money Fund does not invest in derivative securities. All investments by the Money Fund (i.e., 100% of the Money Fund's investments) will mature or will be deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held by the Money Fund (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held by the Money Fund will be deemed to be the longer of the period remaining until the next interest rate adjustment, or the period remaining until the principal amount can be recovered through demand, although the stated maturities may be in excess of 397 days. All investments by the Money Fund, including variable rate demand instruments and participation certificates, are determined by or on behalf of the Trust's Board of Trustees to present minimal credit risks and are of "high quality" as determined by a major rating service or, in the case of an investment which is not rated, are of comparable quality as determined by or on behalf of the Trust's Board of Trustees. However, investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments of a lower quality or with a longer term.


The Money Fund invests primarily in fixed rate and variable rate obligations issued by or on behalf of the State of California, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt in the opinion of bond counsel from federal income taxes ("Municipal Obligations"). The Money Fund invests in certain Municipal Obligations the interest on which is exempt in the opinion of bond counsel from federal and California personal income taxes ("California Municipal Obligations"). To the extent suitable California Municipal Obligations are not available for investment by the Money Fund, the Money Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from federal income tax but will be subject to California personal income taxes.

       --MANAGER'S NOTE: WE HAVE MANY INVESTORS WHO ARE UNCERTAIN OF THE INVESTMENT PERIOD FOR THEIR FUNDS AND WHO ALLOCATE SOME OF THEIR ASSETS TO ONE OF OUR MONEY FUNDS AND SOME TO ONE OR MORE OF OUR BOND FUNDS, THEREBY ACHIEVING THEIR DESIRED AVERAGE MATURITY.



The Money Fund intends to invest, under normal circumstances, 100% of its assets in California Municipal Obligations. Except when acceptable securities are unavailable for investment by the Money Fund as determined by the Manager, the Money Fund will invest at least 65% of its assets in California Municipal Obligations, although the exact amount of the Money Fund's assets invested in such securities will vary from time to time. As a fundamental policy, the Money Fund will invest, under normal circumstances, at least 80% of its assets in Municipal Obligations and, as an operating policy, will invest at least 80% of its assets in Municipal Obligations not subject to the federal alternative minimum tax. The Money Fund may, for temporary or defensive purposes, invest up to 20% of its total assets in securities the interest on which is subject to federal and California personal income tax or to the federal alternative minimum tax. The Money Fund's investments may include "when-issued" Municipal Obligations, and stand-by commitments.


The Money Fund makes its investments primarily in: (1) municipal bonds with remaining maturities of one year or less that at the date of purchase are rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal notes with remaining maturities of one year or less that at the date of purchase are rated MIG 1 or MIG 2 by Moody's or SP-1 or SP-2 by S&P; and (3) municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P. If any of these securities are not rated, they may be acquired if they are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust.


       --MANAGER'S NOTE: WE REQUIRE A MINIMUM INVESTMENT OF $10,000 TO OPEN AN ACCOUNT IN ANY OF OUR BOND OR MONEY MARKET FUNDS.
       SUBSEQUENT INVESTMENTS MUST BE $250 OR MORE.


GENERAL POLICIES--Each Tax-Free Fund may borrow from banks for temporary or emergency purposes and pledge its assets therefor, up to 10% of its total assets. (No securities will be purchased by a Fund while any outstanding borrowings exceed 5% of its total assets.) Each Fund may also make loans of its portfolio securities provided 100% collateral in the form of cash or U.S. Government securities is pledged and maintained with the Fund by the borrower. Each Tax-Free Fund also may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. Generally, a repurchase agreement is an agreement under which a Fund acquires a U.S. Government security subject to resale to a bank or dealer at an agreed upon time and price which reflects a net interest gain for the Fund. A default by the other party could cause a Fund to lose the interest factor; however, the agreement is collateralized by the U.S. Government security and its value is marked to market daily in order to minimize a Fund's risks. No more than 10% of the Income Fund's or the Money Fund's total assets or more than 15% of the Insured Fund's assets will be invested in repurchase agreements with maturities in excess of seven days. (See the Statement of Additional Information for more information.)


       --MANAGER'S NOTE: SHORT-TERM MUNICIPAL OBLIGATIONS ARE ISSUED BY STATE AND LOCAL GOVERNMENTS AND PUBLIC AUTHORITIES AS INTERIM FINANCINGS IN ANTICIPATION OF TAX COLLECTIONS, REVENUE RECEIPTS OR BOND SALES.


Municipal bonds may be issued to raise money for various public purposes-- such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. GENERAL OBLIGATION BONDS are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. REVENUE BONDS are backed by the revenues of a project or facility--tolls from a toll-bridge, for example. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk.


Under the Internal Revenue Code of 1986, as amended (the "Code"), there are certain restrictions on the use of tax-exempt bond financing for non-governmental business activities, such as industrial development bonds. Accordingly, interest on certain types of non-essential or private activity bonds may not be exempt from federal income tax, while interest on other types of non-essential or private activity bonds, although exempt from regular federal income tax, is treated as a tax preference for taxpayers subject to the alternative minimum income tax. To the extent a Tax-Free Fund holds such bonds, the burden of the alternative minimum income tax treatment would be passed on to the shareholders as dividends are paid.


Accordingly, the Tax-Free Funds attempt to minimize their investments in such bonds, and no more than 20% of a Tax-Free Fund's net assets will be invested in bonds whose income is treated as a tax preference under the federal alternative minimum tax. However, interest on any tax-exempt obligation that is paid to a corporate shareholder will be included in the calculation of its alternative minimum tax liability, if any.


       --MANAGER'S NOTE: UNDER NORMAL CIRCUMSTANCES, THE TAX-FREE FUNDS DO NOT INTEND TO INVEST IN MUNICIPAL BONDS SUBJECT TO THE
       ALTERNATIVE MINIMUM TAX.


Each of the Tax-Free Funds may purchase a right to sell a security held by the Fund back to the issuer of the security or another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "demand features" or "puts." In addition, a Tax-Free Fund may also hold floating or variable rate obligations, including certificates of participation. Generally, we utilize the types of securities described in this paragraph (and in more detail in the Glossary) to improve the investment position of a Tax-Free Fund by enhancing its yield or liquidity, by shortening or lengthening its average portfolio maturity, or by a combination thereof. Also, other tax-exempt instruments which may become available in the future may be purchased as long as the Manager believes their quality is equivalent to a Tax-Free Fund's quality standards.


       --MANAGER'S NOTE: THE INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE INCOME FUND, THE INSURED FUND AND THE MONEY FUND ARE FUNDAMENTAL, MEANING THAT THEY CAN ONLY BE CHANGED BY VOTE OF THE SHAREHOLDERS.


LIMITING INVESTMENT RISKS--The ability of each Tax-Free Fund to meet its objectives is affected by the ability of municipal issuers to meet their payment obligations. Since each of the Tax-Free Funds invests primarily in obligations of California issuers, the marketability and market value of these obligations may be affected by certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives that could adversely affect the various California issuers' ability to meet their financial obligations. There are additional risks associated with an investment which concentrates in issues of one state. As a result, the value of each Tax-Free Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. An expanded discussion of risks associated with California tax-exempt securities is contained in the Statement of Additional Information.

In recent years "Proposition 13" and similar California constitutional and statutory amendments and initiatives have restricted the ability of California taxing entities to increase real property tax revenues. Other initiative measures approved by California voters, through limiting various other taxes, have resulted in a substantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments. It is not possible to determine the impact of these initiatives on the ability of California issuers to pay interest or repay principal on their obligations. There is no assurance that any California issuer will make full payments of principal and interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In addition, from time to time, federal legislative proposals have threatened the tax-exempt status or use of municipal securities. (An expanded discussion of the risks associated with municipal securities and California issuers is contained in the Statement of Additional Information.)



       --MANAGER'S NOTE: WHILE AN INVESTMENT IN THE TAX-FREE FUNDS IS
       NOT WITHOUT RISK, THE MANAGER FOLLOWS CERTAIN POLICIES IN MANAGING OUR PORTFOLIOS, WHICH MAY HELP TO REDUCE YOUR RISK.


In addition to prudently managing our investments in California and other securities, we have adopted certain policies to limit the credit risks of concentrating in California securities. Thus, each Tax-Free Fund will not purchase a security, if as a result: (a) with respect to 75% of its assets, more than 5% of its assets would be in the securities of any single issuer, except for the U.S. Government and its agencies or instrumentalities, and except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company; (b) more than 5% of its assets would be in industrial development revenue bonds where the payment of principal and interest are the responsibility of a company with less than three years' operating history; and (c) 25% or more of its assets would be in industrial development revenue bonds where payment of principal and interest is the ultimate responsibility of issuers in the same industry, although we may invest 25% or more of a Tax-Free Fund's assets in the aggregate in different industrial development revenue bonds. Since we may invest up to 25% of a Tax-Free Fund's assets in a single issuer, changes in the financial condition or market assessment of such issuer may cause greater fluctuations in the per share price of the Income Fund and in the yield of the Money Fund. However, we will attempt to limit price volatility of the Income Fund and the Insured Fund by investing a portion of those Funds' assets in intermediate term municipal securities.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR GOVERNMENT FUND?


       --MANAGER'S NOTE: WE OFFER TWO FUNDS TO MEET THE NEEDS OF BOTH LONG-TERM AND SHORT-TERM INVESTORS SEEKING INCOME FROM INVESTMENT GRADE U.S. GOVERNMENT SECURITIES. OUR GOVERNMENT FUND IS OFFERED FOR INVESTORS SEEKING THE CREDIT SAFETY AND INCOME OF GNMA AND OTHER U.S. GOVERNMENT SECURITIES. THE TREASURY TRUST INVESTS THE SHORT-TERM U.S. TREASURY SECURITIES EXEMPT FROM CALIFORNIA (AND MOST OTHER STATES') PERSONAL INCOME TAXES.


U.S. GOVERNMENT SECURITIES FUND (THE "GOVERNMENT FUND")--seeks to provide you with safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives, through investments in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. Such obligations include U.S. Treasury bills, notes, strips and bonds and GNMA Certificates. No GNMA derivatives are included in the portfolio. We may not always be able to achieve our objectives.

GNMA'S--Since the Government Fund began operation it has invested, and plans to continue to invest, primarily in GNMA Certificates (including variable rate certificates), popularly called "Ginnie Mae's." GNMA Certificates are Government National Mortgage Association ("GNMA") mortgage-backed securities representing part ownership of a pool of mortgage loans on real property. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.


GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Government Fund purchases "modified pass-through" type GNMA Certificates for which the payment of principal and interest on a timely basis is guaranteed, rather than the "straight-pass through" Certificates for which such guarantee is not available. The Fund also may purchase "variable rate" GNMA Certificates or any other type which may be issued with GNMA's guarantee.


The GNMA guarantee of timely payment of principal and interest on GNMA Certificates is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payment under its guarantee.

Generally, GNMA Certificates bear a nominal "coupon rate" which represents the effective Federal Housing Administration--Veterans Administration mortgage rates for the underlying pool of mortgages, less GNMA and issuer's fees. Payments to holders of GNMA Certificates, such as the Government Fund, consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder is calculated by dividing such payments by the purchase price paid for the GNMA Certificate. Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates.

The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. The assumed average life of pools of mortgages having terms of under 30 years is less than 12 years, but typically not less than 5 years. A pool's expected life may be shortened, however, by prepayments of principal and interest on the underlying mortgages. Such prepayments result from a number of factors, including interest rate levels, general economic conditions, foreclosure rates, location and age of mortgages, and other social and demographic conditions. In periods of falling interest rates, the rate of prepayment tends to increase, which shortens the actual average life of a mortgage pool. The converse generally occurs during periods of rising interest rates. Any prepayments are passed through to the Government Fund and become available for reinvestment by the Fund at the then current yields. When interest rates have fallen, reinvestment of prepayments will generally be at lower yields.


       --MANAGER'S NOTE: THE GOVERNMENT FUND'S INVESTMENT OBJECTIVES AND CERTAIN POLICIES ARE FUNDAMENTAL, MEANING THAT THEY CAN ONLY BE CHANGED BY A VOTE OF ITS SHAREHOLDERS.


GENERAL POLICIES--The Government Fund, under normal market conditions, attempts to invest 100% and, as a matter of fundamental policy, invests at least 80% of the value of its net assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

We may borrow from banks for temporary or emergency purposes and pledge the Government Fund's assets therefor, up to 10% of its total assets. (No securities will be purchased by the Fund while the value of outstanding borrowings exceed 5% of its total assets.) We may also make loans of the Government Fund's portfolio securities provided 100% collateral in the form of cash or U.S. Government securities is pledged and maintained with the Fund by the borrower. The Fund also may enter into repurchase agreements with Government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. We will invest no more than 10% of the Government Fund's total assets in repurchase agreements with maturities in excess of seven days. (See the discussion of repurchase agreements above for the Tax-Free Funds, and the Statement of Additional Information for more information.)


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR TREASURY TRUST?


THE UNITED STATES TREASURY TRUST (THE "TREASURY TRUST")--seeks preservation of capital, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes, by investing exclusively in U.S. Treasury securities, namely bills, notes or bonds which are direct obligations of the U.S. Government. The Treasury Trust does not invest in derivative securities. The Treasury Trust's net assets will at the time of investment have remaining maturities of 397 days or less. The dollar weighted average maturity of its portfolio will be 90 days or less, and it will attempt to maintain a constant net asset value of $1.00 per share.


       --MANAGER'S NOTE: THE TREASURY TRUST INVESTS SHORT-TERM IN THE SAFEST SECURITIES AVAILABLE: U.S. TREASURY OBLIGATIONS.


Under California law, dividends paid by a mutual fund, or series thereof, which are derived from interest income on direct obligations of the U.S. Government (provided that the fund's federal and California tax-exempt obligations constitute at least 50% of the fund's total assets at the end of each quarter of its taxable year) will be exempt from California personal income tax. Most other states have similar provisions. Accordingly, as a matter of fundamental policy, the Treasury Trust will invest 100% of its net assets in direct obligations of the U.S. Government so that all of its dividends will be exempt from California (and most other states') personal income tax. Prospective investors should consult their own tax advisers for more information.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF OUR INDEX FUNDS?


       --MANAGER'S NOTE: THE 500 FUND AND THE MIDCAP FUND ARE CALLED THE "INDEX FUNDS."


S&P 500 INDEX FUND (THE "500 FUND")--The investment objective of the 500 Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 69% of the market value of all common stocks publicly traded in the United States. Companies included in the Index range from 256 million to 99.7 billion in assets. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.



S&P MIDCAP INDEX FUND (THE "MIDCAP FUND")--The investment objective of the MidCap Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of publicly traded common stocks of medium-size domestic companies, as represented by the Standard & Poor's MidCap 400 Index (the "MidCap Index"). The MidCap Index, representing approximately 9% of the market value of all common stocks publicly traded in the United States, is composed of 400 selected common stocks of medium-size domestic companies with market capitalizations between $72 million and $6.5 billion. The median market capitalization of the stocks in the MidCap Index is approximately $1 billion.


The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing a "passive" or "indexing" investment approach, attempts to replicate the performance of S&P 500 or the MidCap Index, respectively. The Index Funds are designed to keep transaction costs and other expenses low. There is no assurance that either Index Fund will achieve its investment objective.


Each Index Fund is intended for long-term investors. The 500 Fund is intended for investors seeking investment results that correspond to the total return of publicly traded U.S. common stocks, as represented by the S&P 500*. The MidCap Fund is intended for investors seeking investment results that correspond to the total return of publicly traded common stocks of medium-sized domestic companies, as represented by the MidCap Index*. Experience has shown that the longer the period of investment, the more likely the investor is to have a profitable result. If you anticipate an investment period of less than three to five years, we suggest you consider one of our money market or bond funds.


---------------

* "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500" and Standard & Poor's MidCap 400 Index are service marks of Standard & Poor's Corporation and have been licensed for use by the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Funds.

Under normal conditions, each Index Fund will invest at least 80% of its assets (65% if an Index Fund's asset level is below $25 million) in equity securities of companies that compose the relevant index. In seeking to replicate the performance of the S&P 500 and the MidCap Index, respectively, the Sub-Adviser will, over time, attempt to allocate each Index Fund's portfolio among common stocks in approximately the same weighings as the relevant index, beginning with the heaviest-weighted stocks that make up a larger portion of each index's value. Over the long term, the Sub-Adviser will seek a correlation between the performance of each Index Fund and that of the relevant index of at least 95% (or between 85%-95% if an Index Fund's assets are below $25 million). A figure of 100% would indicate perfect correlation. In the unlikely event that the high correlation sought by the Sub-Adviser is not achieved, the Board of Trustees of the Trust will consider alternative arrangements.


The Sub-Adviser generally will seek to match the composition of the relevant index to the maximum extent, but may not always invest an Index Fund's stock portfolio to mirror such index exactly. Because of the difficulty and expense of executing relatively small stock transactions, an Index Fund may not always be invested in the less heavily weighted stocks comprising its relevant index, and may at times have its portfolio weighted differently from the relevant index, particularly when an Index Fund has total assets of less than $25 million. The Sub-Adviser anticipates that each Index Fund will be able to mirror the performance of the relevant index with little variance at asset levels of $25 million or more. Each Index Fund may omit or remove an index stock from the portfolio if, following objective criteria, the SubAdviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.



Although the Sub-Adviser will attempt to invest as much of each Index Fund's assets as is practical in stocks comprising the relevant index, each Index Fund also will maintain a reasonable position in high quality, short-term debt securities and money market instruments to meet redemption requests and other needs for liquid assets. If the Sub-Adviser believes that market conditions warrant a temporary defensive posture (as an example, extreme market volatility), each Fund may invest without limit in high-quality, short-term debt securities and money market instruments (including shares in money market mutual funds). These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, banker's acceptances and time deposits, U.S. Government securities, and repurchase agreements.

       --MANAGER'S NOTE: WE BELIEVE THAT INVESTING IN INDEX FUNDS THAT REPRESENT A BROAD SEGMENT OF THE MARKET, WITH DIVIDENDS REINVESTED AND COMPOUNDED, WILL PROVIDE VERY COMPETITIVE LONG-TERM INVESTMENT RESULTS.



S&P 500 AND MIDCAP INDEXES--The composition of the S&P 500 and the MidCap Index may be changed from time to time. They are determined by Standard & Poor's Corporation ("S&P") and are based on such factors as the market capitalization and trading activity of each stock and the extent to which each stock is representative of stocks in a particular industry. The weighing of stocks in each index will be based on the relative market capitalization of each stock constituting the index; that is, its market price per share times the number of shares outstanding. Inclusion of a stock in the S&P 500 or the MidCap Index in no way implies an opinion by S&P as to its attractiveness as an investment.


The ability of each Index Fund to meet its objective depends to some extent on the cash flow experienced by such Fund because investments and redemptions by shareholders will generally require the Index Funds to purchase or sell portfolio securities. The Sub-Adviser will make investment changes to accommodate cash flow in an attempt to maintain the similarity of each Fund's portfolio to the relevant index. You also should be aware that the S&P 500 and the MidCap Index are both unmanaged indices and their performance does not take into account management fees, brokerage commissions and other costs of investing that the Index Funds must bear. Finally, because each Index Fund seeks to track the relevant index, they are not managed for growth or income in the same manner as other mutual funds, and the Sub-Adviser generally will not attempt to judge the merits of any particular stock as an investment. Accordingly, you should not expect to achieve results that are potentially greater than the total return for each Index Fund's benchmark index.


Because of the weighing of stocks in the S&P 500, as of November 1, 1995, the 50 largest companies in the S&P 500 comprised 47% of the 500 Fund. The 500 Fund is comprised of the following broad sectors in approximate proportions: service--0.1%; transportation--1.7%; manufacturing--9.3%; aerospace-defense--0.6%; capital goods--5.4%; consumer cyclical--8.0%; consumer non-durable--28.4%; energy--8.9%; financial services--13.1%; technology--12.1%; utilities--12.3%. Of the companies in the S&P 500, approximately 91% are listed on the New York Stock Exchange ("NYSE"); 8% are quoted on the National Association of Securities Dealers Automated Quotation System; and 1% are listed on the American Stock Exchange. It is anticipated that the percentage of the 500 Fund's assets invested in each stock in the S&P 500 will be approximately the same percentage it represents in the S&P 500.


Because of the weighing of stocks in the MidCap Index, as of November 1, 1995, the 50 largest companies in the MidCap Index comprised 31.62% of the MidCap Fund. The MidCap Index is comprised of the following broad sectors in approximate proportions: service--2%; transportation--2.0%; manufacturing--12.7%; aerospace-defense--0.3%; capital goods--6.5%; consumer cyclical--5.8%; consumer non-durable--20.0%; energy--4.4%; financial services--16.5%; technology--15.8%; utilities--14%. Of the companies in the MidCap Index, approximately 72% are listed on the New York Stock Exchange ("NYSE"); 26% are quoted on the National Association of Securities Dealers Automated Quotation System; and 2% are listed on the American Stock Exchange. It is anticipated that the percentage of the MidCap Fund's assets invested in each stock in the MidCap Index will be approximately the same as the percentage it represents in the MidCap Index. Because some of the stocks that comprise the MidCap Index may be thinly traded, comparatively small investments could cause relatively volatile price fluctuations.



The table below shows the actual performance of the MidCap Index for 1990 through 1994 and its reconstructed performance for the years 1984 through 1989. The reconstructed performance utilizes the prices of the 400 companies comprising the MidCap Index as of May 24, 1989, the date S&P introduced the MidCap Index. The information shown for the years 1984 through 1989 does not represent actual performance results and is intended to illustrate what the approximate performance of the MidCap Index would have been in those years. The table should not be viewed as representative of the income or capital gain or loss that the MidCap Index may generate in the future, nor should this table be considered representative of the future performance of the MidCap Fund.


                               MIDCAP PERFORMANCE



              PRICE CHANGES IN       DIVIDEND        TOTAL
     YEAR     INDEX FOR YEAR*      REINVESTMENT     RETURN
     ------------------------------------------------------
      1984         -3.56%              4.74%          1.18%
      1985         30.32%              5.27%         35.59%
      1986         12.67%              3.54%         16.21%
      1987         -4.84%              2.80%         -2.04%
      1988         17.02%              3.85%         20.87%
      1989         31.41%              4.14%         35.55%
      1990         -8.07%              2.95%         -5.12%
      1991         46.59%              3.52%         50.11%
      1992          9.53%              2.38%         11.91%
      1993         11.72%              2.24%         13.96%
      1994         -5.54%              1.96%         -3.58%


      Measurement Period
    (Fiscal Year Covered)           MidCap
1984                                      1.18
1985                                     35.59
1986                                     16.21
1987                                     -2.04
1988                                     20.87
1989                                     35.55
1990                                     -5.12
1991                                     50.11
1992                                     11.91
1993                                     13.96
1994                                     -3.58

* SOURCE: Standard & Poor's Corporation. No attempt was made to adjust the reconstructed MidCap Index regarding companies that did not exist throughout the period. The reconstructed information does not, therefore, contain data for 400 companies throughout the time period.

The table below shows the performance of the S&P 500 for the ten years from 1984 through 1994. Stock prices fluctuated widely during this period but were higher at the end than at the beginning. The results shown should not be viewed as representative of the income or capital gain or loss that the S&P 500 may generate in the future, nor should this be considered representative of the future performance of the 500 Fund.


                              S&P 500 PERFORMANCE


              PRICE CHANGES IN       DIVIDEND       TOTAL
     YEAR     INDEX FOR YEAR*      REINVESTMENT     RETURN
----------------------------------------------------------
      1984          1.40%              4.70%         6.10%
      1985         26.33%              5.24%        31.57%
      1986         14.62%              3.94%        18.56%
      1987          2.03%              3.07%         5.10%
      1988         12.40%              4.21%        16.61%
      1989         27.25%              4.44%        31.69%
      1990         -6.56%              3.46%        -3.10%
      1991         26.68%              3.79%        30.47%
      1992          4.46%              3.16%         7.62%
      1993          7.06%              3.02%        10.08%
      1994         -1.54%              2.86%         1.32%


      Measurement Period          S&P 500 In-
    (Fiscal Year Covered)             dex
1984                                      6.10
1985                                     31.57
1986                                     18.56
1987                                      5.10
1988                                     16.61
1989                                     31.69
1990                                     -3.10
1991                                     30.47
1992                                      7.62
1993                                     10.08
1994                                      1.32

* SOURCE: Standard & Poor's Corporation. Total Returns for the S&P 500 include the change in price of S&P 500 stocks and assume reinvestment of all dividends paid by S&P 500 stocks.

INVESTMENT LIMITATIONS

The investment objective and status of each Index Fund as a diversified mutual fund are fundamental features, and may not be changed without shareholder approval. The following summarizes certain other of each Index Fund's principal investment limitations. A complete listing is contained in the Statement of Additional Information.


       --MANAGER'S NOTE: WHILE THE INDEX FUNDS SEEK TO DUPLICATE THE PERFORMANCE OF THE 500 AND MIDCAP INDEXES THE STOCK PORTFOLIOS MAY NOT MATCH THE INDEXES PERFECTLY. THE INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE INDEX FUNDS ARE FUNDAMENTAL, MEANING THAT THEY CAN ONLY BE CHANGED BY VOTE OF THE SHAREHOLDERS.


Each Index Fund may borrow money from a bank, but only for temporary or emergency purposes. Each Index Fund may borrow up to a maximum aggregate amount equal to 15% of the market value of its assets, determined at the time of borrowing. Each Index Fund may also borrow money by engaging in reverse repurchase agreements, whereby such Fund would sell securities and agree to buy them back at a later date. Each Index Fund would borrow money only to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by such Index Fund. To the extent that an Index Fund borrows money prior to selling securities, the Index Fund may be leveraged; at such times, the total value of the Index Fund may appreciate or depreciate more rapidly than its benchmark index. Prior to purchasing additional portfolio securities, each Index Fund will repay any money borrowed in excess of 5% of the market value of its total assets.

Each Index Fund may lend its investment securities to qualified institutional investors for the purpose of realizing additional income, although it is not currently expected that either Index Fund will do so. As collateral for the loaned securities, the Index Fund will receive cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. Loans of securities, in the aggregate, will be limited to 10% of each Index Fund's total assets, determined at the time of lending. This is a non-fundamental limitation, and may be changed at any time without shareholder approval.

STOCK INDEX FUTURES


Each Index Fund may buy and sell stock index futures contracts (a) provided that not more than 5% of an Index Fund's assets (determined at the time of the transaction) are required as futures contracts deposits, and (b) only to the extent that these futures obligations would represent not more than 20% of an Index Fund's total assets (35% if total assets are below $25 million). Each Index Fund may engage in futures transactions for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, and to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Neither Index Fund may use futures contracts to leverage its assets.


The primary risks associated with the use of future contracts are: (i) imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position when desired. The risk of imperfect correlation may be reduced by investing only in those contracts whose behavior is expected to resemble that of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange or board of trade with an active and liquid secondary market.


To the extent the MidCap Fund purchases or sells futures contracts, the Sub-Adviser currently intends to use futures contracts on the MidCap Index. The MidCap Fund may, depending upon liquidity and other considerations, use future contracts on various other indices including: the New York Stock Exchange, Composite Index, Value Line Composite Index, S&P 500, and Standard & Poor's 100 Stock Index.


PORTFOLIO TRANSACTIONS


GNMA Certificates and new issues of municipal obligations are often sold on a "when-issued" or "delayed delivery" basis. While we have ownership rights to the obligations, we do not have to pay for them until they are delivered to us, normally 15 to 45 days later. To meet that payment promise, we set aside (in a separate account at our Custodian bank for the acquiring Fund) cash or securities equal to the payment that will be due. Depending on market conditions, we could experience greater fluctuations in the share prices or net asset values of the Income Fund and the Government Fund as a result of when-issued purchases. In our Manager's opinion, such purchases do not under normal circumstances affect our ability to maintain the Money Fund's or the Treasury Trust's net asset value at $1.00 per share.

       --MANAGER'S NOTE: OUR MANAGER CHOOSES DEALERS BY JUDGING
       PROFESSIONAL ABILITY, QUALITY OF SERVICES, AND REASONABLENESS OF
       MARK-UPS.


Our Manager may consider a number of factors in determining which brokers or dealers to use for our portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors may include, but are not limited to, the reasonableness of commissions or markups, the quality of services and executions, and the sale of shares of any Fund by broker-dealers.


The Sub-Adviser uses various brokerage firms to carry out the Index Funds' portfolio transactions. Since the Sub-Adviser places a large number of transactions, each Index Fund pays commissions lower than those paid by individual investors. Also, the Index Funds incur lower costs than those incurred by individuals when purchasing debt securities. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Sub-Adviser may use this research information in managing each Index Fund's assets, as well as the assets of other clients.



Securities owned by an Index Fund may be owned by other clients for which the Sub-Adviser acts as an adviser. If purchases or sales of securities for an Index Fund and the other clients for which the Sub-Adviser acts as investment adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or volume.


The majority of portfolio transactions (other than those made in response to shareholder activity) will be made to adjust each Index Fund's portfolio to track the relevant index or to reflect occasional changes in such index's composition.


       --MANAGER'S NOTE: THE FREQUENCY OF PORTFOLIO TRANSACTIONS WILL VARY FROM YEAR TO YEAR DEPENDING ON MARKET CONDITIONS.



HOW ARE DIVIDENDS, DISTRIBUTIONS AND TAXES HANDLED?


To the extent a Tax-Free Fund invests in California Municipal Obligations and meets certain requirements of federal and California income tax law, the income received by the Fund is paid to you in the form of dividends by the Fund which are exempt from regular federal income taxes and California personal income tax. Distributions of income from certain stripped tax-exempt obligations and coupons, repurchase agreements, securities loans, or other taxable investments (if any) will not be exempt from federal or California income tax. Since inception of the Income Fund, Money Fund and Insured Fund (December 4, 1985 for the Income Fund and Money Fund and October 20, 1992 for the Insured Fund) 100% of the dividends paid by these Funds were exempt from federal and California personal income taxes. The Government Fund and the Treasury Trust also pay their net interest income to you as dividends. Dividends paid by the Treasury Trust are expected to be subject to federal income tax but exempt from California personal income tax. Dividends paid by the Government Fund are expected to be subject to federal income tax and a portion of such dividends are expected to be subject to California personal income tax.


       --MANAGER'S NOTE: THE MONEY FUND AND THE TREASURY TRUST DECLARE AND CREDIT DIVIDENDS TO YOUR ACCOUNT DAILY AND REINVEST THEM OR PAY THEM OUT IN CASH MONTHLY.


Each business day, we credit Money Fund and Treasury Trust shareholder accounts with a dividend consisting of substantially all of the net investment income earned by the Money Fund and the Treasury Trust since the last dividend. Such dividends are then paid on the last business day of each month. If you redeem all shares in your Money Fund or Treasury Trust account at any time during a month, all dividends credited to your account are paid to you along with the proceeds of redemption. On the last business day of the month (payment date), we will distribute dividends to Income Fund, Insured Fund and Government Fund shareholders substantially equal to all the net investment income earned by each Fund during that month. Shareholders eligible for the dividend are those who hold shares as of the date of record, which is the next to the last business day of that month.

Shareholders who reinvest their dividends will have their dividends reinvested on the payment date of that month, at that day's closing price. We will mail dividends to shareholders typically on the next business day following the payment date. Investors who select our Electronic Funds Transfer ("EFT") option will have their personal accounts credited normally within two business days following the payment date.


Each Index Fund ordinarily pays dividends from net investment income quarterly and distributes net realized securities gains, if any, annually, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and in all events in a manner consistent with the provisions of the

1940 Act. On the last business day of March, June, September and December we distribute dividends to shareholders of each Index Fund substantially equal to all the net investment income earned by each Index Fund during the prior three months payable to shareholders of record as of the second to the last business day of March, June, September and December, respectively.



       --MANAGER'S NOTE: WE AUTOMATICALLY REINVEST YOUR DIVIDENDS AND DISTRIBUTIONS UNLESS YOU TELL US OTHERWISE.


Unless you otherwise indicate on your account application or notify our Shareholder Servicing Agent in writing later that you wish to receive cash, we will automatically reinvest all income dividends and capital gains distributions in additional shares of the Fund from which they were paid at no cost to you. Distributions are treated in the same manner for tax purposes whether paid in cash or reinvested in additional shares.


       --MANAGER'S NOTE: THE INDEX FUNDS ASSESS AN ANNUAL MAINTENANCE FEE OF $10.00 PER ACCOUNT TO OFFSET THE COSTS OF MAINTAINING SHAREHOLDER ACCOUNTS. THE FEE IS DEDUCTED FROM EACH INDEX FUND'S DIVIDEND AT A RATE OF $2.50 PER QUARTER.


The Funds will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized by each Fund or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors.

For tax purposes, each Fund is treated as a separate taxable entity. Thus, any distributions of capital gains are on a per Fund basis rather than aggregated for the Trust as a whole. Any capital gains you may receive on your investment in the Funds are taxable. One annual payment from net realized capital gains (after offsetting any available capital loss carryovers) of each Fund, if any, will be distributed for the 12-month period ending October 31. When these distributions represent a Fund's long-term capital gains, the Code treats them that way for you, whether you take them in cash or reinvest them in additional shares, and regardless of how long you have been a shareholder. The determining factor is how long the Fund held the securities that produced the gains. You also may receive distributions of short-term capital gains, which will be taxed as ordinary income. The current maximum individual tax rate applicable to ordinary income is 39.6%, and the current maximum individual tax rate applicable to net long-term capital gains is 28%. Any dividend or distribution declared in October, November or December as of a record date in such months and paid in the following January will be treated as received on December 31 for federal tax purposes. Shareholders will be informed after the close of each calendar year as to the federal income tax consequences of distributions made each year.


With respect to the Income Fund, the Insured Fund, the Government Fund and the Index Funds, you may also realize a gain or a loss in any year in which you redeem (sell) shares since the net asset value of the Fund fluctuates. The tax treatment will depend, of course, on how long you owned your shares and on your individual tax position. Any loss realized upon the redemption of shares within six months from the date of their purchase will be disallowed to the extent of tax-exempt dividends received during such period or will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In addition, all or a portion of any such loss will be disallowed to the extent other shares of the same Fund are acquired within 30 days before or after such redemption.



We use the accounting practice called equalization for the Income Fund, the Insured Fund, the Government Fund and the Index Funds in order to avoid the dilution of the dividends payable to existing shareholders. Under this procedure, that portion of the net asset value per share of the Income Fund, the Insured Fund, the Government Fund or either of the Index Funds which is attributable to undistributed income is allocated as a credit to undistributed income in connection with the purchase of shares or a debit to undistributed income in connection with the redemption of shares. Thus, after every distribution, the value of a share drops by the amount of the distribution. If you purchase shares of the Income Fund, the Insured Fund, the Government Fund or either of the Index Funds before the record date of a distribution (the next to the last business day of the month) and elect to have distributions paid to you in cash, you will pay the full price for the shares and then receive some portion of that price back in the form of a distribution. Dividends and distributions from net realized short term securities gains paid or credited to accounts maintained by U.S. nonresident shareholders also may be subject to U.S. nonresident withholding taxes.


Any tax-exempt income accrued by the Income Fund or the Insured Fund prior to payment by it as a dividend will lose its tax-free status if you redeem your shares prior to the dividend record date, and instead will be included as part of the proceeds of such redemption. Accordingly, rather than being received as a tax-exempt dividend, it may be subject to federal and state income tax. You may redeem shares of the Income Fund or the Insured Fund with the least adverse tax consequences on the last business day of the month on which date the dividend representing substantially all the net income previously accrued for the month is declared. The percentage of income designated as tax-exempt by such Fund will be determined after the close of the Fund's fiscal year and will be applied uniformly to all distributions made by it during each fiscal year and may differ from the actual tax-exempt percentage for any particular month.


       --MANAGER'S NOTE: NOTICE AS TO THE TAX STATUS OF YOUR DIVIDENDS AND DISTRIBUTIONS IS MAILED TO YOU ANNUALLY. WE WILL SEND YOU A STATEMENT OF YOUR ACCOUNT AT LEAST QUARTERLY AND AFTER EVERY TRANSACTION THAT AFFECTS YOUR SHARE BALANCE OR REGISTRATION.


We are required by federal law to withhold 31% of reportable payments, which may include redemptions (except redemptions of Money Fund and Treasury Trust shares), capital gains distributions and other taxable distributions, if any, paid to certain accounts the holders of which have not complied with Internal Revenue Service ("IRS") regulations. In connection with this withholding requirement, you will be asked to certify on our application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% back-up withholding for previous underreporting to the IRS or that you are an exempt recipient. Shareholders are also required to disclose on their federal income tax returns their receipt of tax-exempt income, including tax-exempt distributions from the Tax-Free Funds, even though such distributions are not included in taxable income. For most kinds of accounts, each Fund will report the proceeds of your redemptions to you and the IRS annually. However, because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax. Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year. Depending on the composition of a Fund's income, a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations.

Our discussions in this Prospectus are general by nature, and you are advised to consult your tax advisor for more complete information about federal, state, and local tax issues. Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. For example, shareholders subject to taxation in states other than California may be taxed in such states on dividends they receive that are exempt under the California personal income tax law.

ABOUT OUR MANAGEMENT


       --MANAGER'S NOTE: OUR BOARD OF TRUSTEES HAS EXTENSIVE BUSINESS, INVESTMENT, AND MONEY MANAGEMENT EXPERIENCE. THE TRUSTEES
       SUPERVISE OUR ACTIVITIES AND REVIEW CONTRACTUAL ARRANGEMENTS WITH COMPANIES WHICH PROVIDE US SERVICES. THE OFFICERS OF THE MANAGER HAVE EXTENSIVE EXPERIENCE IN THE INVESTMENT AND SECURITIES
       BUSINESS.



Our Trustees and Officers are: Richard F. Shelton, President and Trustee; John
R. Hill, Vice President, Secretary and Trustee; Phillip W. McClanahan, Vice President, Treasurer and Trustee; Harry Holmes, Trustee, with Harry Holmes & Associates Consulting and formerly with Aspen Skiing Company and Pebble Beach Company; and John B. Sias, Trustee, President and CEO, Chronicle Publishing Company, formerly President ABC Television Network Group, and Director, Capital Cities/ABC Inc.



The Manager, CCM Partners, which is a California limited partnership, and the Trusts were founded in 1985. The general partner of the Manager is RFS Partners, which is a California limited partnership controlled by Richard F. Shelton, our President. In addition, the Manager has a number of limited partners with extensive business and investment backgrounds, including the following individuals: Hamilton W. Budge, of counsel to the law firm of Brobeck, Phleger & Harrison; Doris F. Fisher, co-founder of The Gap, Inc.; Robin Quist Gates, Trustee of the San Francisco Museum of Modern Art; Brooks Walker, Jr., Trustee of the San Francisco Museum of Modern Art, and Brayton Wilbur, Jr., President of Wilbur-Ellis, Inc.


Phillip W. McClanahan is Director of Investments for the Manager. He has been involved in the day-to-day operations of the Income Fund, the Government Fund, the Money Fund, the Treasury Trust and the Insured Fund since their inception in 1985, 1989 (Treasury Trust) and 1992 (Insured Fund). He served as Vice President and Portfolio Manager at Transamerica Investment Services from 1984 to 1985. From 1966 to 1984 he was Vice President and Portfolio Manager at Fireman's Fund Insurance Company and Amfire, Inc. For more information on Mr. McClanahan's business experience, please see "Trustees and Officers" in the Statement of Additional Information.

James P. Conn, Jr. joined the Manager in September 1993. He serves as a Municipal Bond Analyst for the Money Fund, Income Fund and Insured Fund, and as a Portfolio Manager of the Money Fund. From November 1991 to August 1993 he served as an underwriter of municipal bonds at George K. Baum, a regional investment banking firm. He was a Senior Municipal Bond Analyst at Franklin Resources from July 1987 to November 1991.

Bank of America NT&SA (Bank of America Capital Management, Inc.) is the Sub-Adviser for both of the Index Funds. The Sub-Adviser is a wholly owned subsidiary of BankAmerica Corporation, and currently has approximately $46 billion of assets under management. The Sub-Adviser, together with its affiliates, serves as investment adviser to sixteen mutual funds with total assets of approximately $11 billion. The Sub-Adviser currently manages approximately $1.6 billion in indexed assets.


For managing our investments and business affairs, each Fund (except the Index Funds) pays the Manager a monthly fee, less reimbursements as noted below, based on the following annualized percentages of average daily net assets of the Fund throughout the month: 0.50% of the first $100 million of net assets, plus 0.45% on net assets from $100 million to $500 million, and 0.40% of net assets above $500 million. For the Manager's services, the Manager is entitled to a monthly fee from the MidCap Fund computed at the annual rate of 0.40% of the value of its average daily net assets. The Manager is also entitled to a monthly fee from the 500 Fund computed at the annual rate of 0.25% of the value of its average daily net assets.

Pursuant to the Sub-Advisory Agreement between the Manager and the Sub-Adviser, and subject to the overall policies, control, direction, and review of the Board of Trustees and to the instructions and supervision of the Manager, the Sub-Adviser is responsible for providing each Index Fund with investment advice on buying and selling specific securities and managing our portfolio investments, including the placement of orders for portfolio transactions. For its services, the Sub-Adviser will receive from the Manager a monthly fee, calculated at the annual rate of 0.10% of average daily net assets of each Index Fund, pursuant to a Sub-Advisory Agreement with the Manger. The Sub-Adviser's fee is not an additional expense of the Index Funds.

Pursuant to the Management Agreements with the Manager, each Fund is responsible for its own operating expenses including, but not limited to, the Manager's fee; taxes, if any; transfer agent, custodian, legal, and auditing fees; fees and expenses of Trustees who are not members of, affiliated with, or interested persons of the Manager; salaries of any personnel not affiliated with the Manager; periodic insurance premiums; trade association dues; expenses of obtaining quotations for calculating the value of each Fund's net assets and of bookkeeping and recordkeeping functions; printing and other expenses relating to each Fund's operations; plus any extraordinary and non-recurring expenses which are not expressly assumed by the Manager.


       --MANAGER'S NOTE: WE BELIEVE OUR ANNUAL FUND OPERATING EXPENSES

       ARE AMONG THE LOWEST AVAILABLE.

Each of the Fund's annual operating expenses, excluding extraordinary items, are limited by the Manager to 1% of its average daily net assets, and the Manager has voluntarily agreed to further limitations. The Manager has agreed to waive its fees and absorb expenses to the extent necessary to limit total fund operating expenses through August 31, 1996 to the following annual rates of average net assets of each Fund: Money Fund--0.40%; Income Fund--0.65%; Insured Fund--0.55%; Government Fund--0.65%; Treasury Trust--0.40%; 500 Fund--0.20%; and Mid Cap Fund--0.40%. The operating expenses, including the management fee and all other expenses, incurred by a Fund in excess of this expense ratio limitation will be reimbursed to that Fund by the Manager out of the management fee. The Manager paid for all of the Trusts' organization expenses and for substantially all of the Funds' operating expenses during the initial fiscal period ended August 31, 1986. During the fiscal years ended since then, the Manager has reimbursed each Fund and assumed certain Fund expenses to lower the net expenses of each Fund as set forth in their respective Financial Highlights on page 5 through 9. The net management fee paid by each Fund during its last fiscal year ended August 31 1995 as an annual percentage of average daily net assets was: 0.48% for the Income Fund, 0.34% for the Insured Fund, 0.39% for the Government Fund, 0.28% for the Treasury Trust, 0.25% for the Money Fund, 0.0% for the 500 Fund and 0.1% for the MidCap Fund.


OTHER SERVICES--Firstar Trust Company ("Firstar") serves as the custodian of the portfolio securities and other assets of the Funds. Firstar also performs dividend-paying functions, maintains shareholder records, and acts as transfer agent for the Funds. For its services, Firstar is paid a monthly fee based upon a maintenance fee for each account in the Funds, plus charges for Fund and shareholder transactions. For an additional fee, Firstar also performs our portfolio and net asset valuation and the bookkeeping and recordkeeping required by the Investment Company Act of 1940.

OPENING AN ACCOUNT


       --MANAGER'S NOTE: WE REQUIRE A COMPLETED AND SIGNED APPLICATION FOR EACH NEW ACCOUNT YOU OPEN, REGARDLESS OF THE METHOD YOU CHOOSE FOR MAKING YOUR INITIAL INVESTMENT.


You'll find all the necessary application materials included in the packet accompanying this Prospectus. Additional paperwork may be required from corporations, associations, and certain other fiduciaries. In order to open an account in any of our Funds except our Index Funds, your initial investment must be at least $10,000. In order to open an account for either of our Index Funds, your initial investment must be at least $5,000. Subsequent invest-ments must be $250 or more. We may change this minimum investment amount at any time or waive it at our discretion. To protect against fraud, it is the policy of the Funds not to accept third party checks for the purposes of opening new accounts or purchasing additional shares.


If you have any questions concerning the application materials, wire transfers, or our yields and net asset values, please call us, toll-free at 800-225-8778. If you have any questions about our investment policies and objectives, please call us at 415-398-2727 or 800-225-8778.


HOW TO BUY SHARES

INVESTING BY MAIL--If you wish to purchase shares directly from the Funds, you should:


-- INITIAL PURCHASE--Make your check payable to the name of Fund in which you are investing and mail it with the application to the address indicated on the application. The minimum initial investment is $10,000 ($5,000 for the Index Funds.) There is no minimum investment amount for retirement plans.


-- PURCHASING ADDITIONAL SHARES--Make your check payable to the name of the Fund in which you are investing, write your account number on the check, and mail your check with your confirmation stub to the address printed on your account statement. There is a $250 minimum for subsequent investments.


       --MANAGER'S NOTE: PURCHASES ARE EFFECTIVE THE DAY WE RECEIVE FEDERAL FUNDS (I.E., FUNDS AVAILABLE AT A FEDERAL RESERVE BANK).


FOR ALL OPTIONS BELOW, PLEASE CALL THE FUND AT 800-225-8778

PURCHASING BY EXCHANGE--You may purchase shares in a Fund by exchanging shares from an account in one of our related Funds. Such exchanges must meet the minimum amounts required for initial or subsequent investments described above.

When opening an account by exchange, your new account must be established with the same registration as your other California Investment Trust Fund Group account and an exchange authorization must be in effect.

BY WIRE--

Federal funds should be wired to:

Firstar Bank
ABA # 075000022
For: Firstar Trust Company
Account # 112-952-137


For further credit to: (include the particular Fund name, the name in which the account is registered, and the account number).


If you are opening a new account or wire, you must first call California Investment Trust Fund Group at 800-225-8778 to obtain an account number.


In order to make your order effective, we must have federal funds available to us at our Bank. Accordingly, your purchase will be processed at the net asset value next calculated after your investment has been converted to federal funds. If you invest by check, or non-federal funds wire, allow two business days for conversion into federal funds. If you wire money in the form of federal funds, your money will be invested at the share price next determined after receipt of the wire. You will begin to earn dividends as of the first business day following the day of your purchase.


All your purchases must be made in U.S. dollars and checks must be drawn on banks located in the U.S. We reserve the right to limit the number of investment checks processed at one time. If the check does not clear, we will cancel your purchase, and you will be liable for any losses or fees incurred.


When you purchase by check, you cannot redeem until we are satisfied that the investment has been collected (confirmation of clearance will take up to 12 days). To protect against fraud it is the policy of the Funds not to accept third party checks. Wiring your money to us will reduce the time you must wait before redeeming or exchanging shares. You can wire federal funds from your bank, which may charge you a fee.


You may, if you wish, buy shares of a Fund through a registered securities dealer, who is solely responsible for the transmission of your order to Firstar and who may charge you a fee for this service. If you purchase shares through a dealer, your money will be invested at the share price next determined after receipt by our Shareholder Servicing Agent and conversion to federal funds.

If you wish, you also may deliver your investment checks (and application, for new accounts) to the Trust's office. However, if you do so, please note that your purchase will not be deemed received, nor will it be processed, until we have forwarded it on your behalf to Firstar which, in turn, will deposit your checks at the Bank for conversion to federal funds.

You may wish to use dollar-cost averaging as a means of making investments of a fixed dollar amount at regular intervals into the Funds. Dollar-cost averaging is based on the assumption that investors cannot regularly outguess the ups and downs of the market. It is a method of investing that turns the ups and downs of the market to the advantage of the long-term investor. Instead of trying to time the highs and lows, you invest the same amount of money in mutual funds at regular intervals over a long period of time. The objective of dollar-cost averaging is to buy more when the price is low and less when the price is high. Although dollar-cost averaging cannot guarantee a profit (no system can give a gain to investors who have to sell at the bottom of the market), dollar-cost averaging allows you to take advantage of market swings by purchasing larger quantities of shares when prices are low. For example, if you invest $1000 at $10 per share, you receive 100 shares. If, at the time of your next purchase, the market has dropped and the price of shares of the fund has gone down to $5 per share, you will receive 200 shares for your $1000 purchase.

We reserve the right to suspend the offering of shares of any of the Funds for a period of time and to reject any specific purchase order in whole or in part.

SHAREHOLDER SERVICES


FREE EXCHANGE PRIVILEGE



       --MANAGER'S NOTE: THE FREE EXCHANGE PRIVILEGE IS A CONVENIENT WAY TO SELL AND TO BUY SHARES IN OUR FUNDS IN ORDER TO RESPOND TO CHANGES IN YOUR GOALS.


Our Funds have a variety of investment objectives as discussed elsewhere in this Prospectus. Before you make an exchange please note the following:

-- Read this Prospectus.

-- Complete and sign an exchange authorization (if not previously done). Exchanges may be made only among designated accounts registered in the same name(s).


-- Taxes: Each exchange actually represents the sale of shares of one Fund and the purchase of shares in another, which may produce a gain or loss for tax purposes. We will confirm each exchange transaction to you by mail.

-- Proceeds of redemption from shares of the Fund exchanged are used to purchase the other Fund on the day the exchange is authorized (which must be prior to 4:00 p.m., Eastern time).


-- Exchange by telephone: call the appropriate Fund at 800-225-8778. Give the names of the Funds, the exact name in which your accounts in the Funds are registered, your account numbers, the dollar amount that you wish to exchange and the required identification number. Telecommunications device for the deaf ("TDD") services for hearing impaired shareholders are available for telephone exchanges by calling (800) 864-3416.


       --MANAGER'S NOTE: PLEASE CALL US FOR INFORMATION AT:
       800-225-8778.


Unless you submit an account application that indicates that you have declined telephone exchange privileges, you agree, by signing your account application, to authorize and direct the Funds to accept and act upon telephone, telex, fax, or telegraph instructions for exchanges involving your account or any other account with the same registration. The Funds employ reasonable procedures in an effort to confirm the authenticity of telephone instructions, such as requiring the caller to give a special authorization number. Provided these procedures are followed, you further agree that neither a Fund nor the Transfer Agent will be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account and to hold harmless and indemnify Firstar and the Funds, any of their affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with these instructions or the exercise of the telephone exchange privilege.

You should realize that by electing the telephone exchange option, you may be giving up a measure of security that you might otherwise have if you were to exchange your shares in writing. For reasons involving the security of your account, the telephone transaction may be tape recorded.

AUTOMATIC SHARE ACCUMULATION PLAN

Under the Funds' Automatic Share Accumulation Plan, an investor may arrange to make additional purchases (minimum $250) of Fund shares automatically on a monthly basis by electronic funds transferred from the shareholder's checking account if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. Investors may obtain more information concerning this program, including the application form, from the Funds.

The market value of shares of the Income Fund, the Insured Fund, the Government Fund and the Index Funds is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss.

TAX-SAVING RETIREMENT PLANS


       --MANAGER'S NOTE: RETIREMENT PLANS ARE AMONG THE BEST TAX BREAKS AVAILABLE TO INDIVIDUALS. ONE OF OUR PLANS MAY FIT YOUR NEEDS. THERE IS NO MINIMUM INVESTMENT AMOUNT ON A RETIREMENT PLAN.


We can set up your new account in a Fund under one of several tax-sheltered plans. These plans let you save for your retirement and shelter your investment earnings from current taxes.


-- INDIVIDUAL RETIREMENT ACCOUNTS (IRA): open to anyone who works. You can also make investments in the name of your spouse, if your spouse has no earned income. Each Fund is subject to an annual bank maintenance fee, currently $12.50 with a maximum annual charge of $25.00 per social security number. This fee is assessed annually in September.


-- PROFIT-SHARING AND MONEY-PURCHASE PLANS (KEOGH): open to corporations, self-employed people and their partners, to benefit themselves and their employees.


-- 403(B) PLANS. Open to eligible employees of certain state and non-profit organizations.


We can provide you with complete information on any of these plans which discusses benefits, provisions and fees.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares of a Fund with a value of $10,000 or more, you may establish a Systematic Withdrawal Plan. You may receive monthly or quarterly payments in amounts of not less than $100 per payment. Details of this Plan may be obtained by calling the Funds.

 ADMINISTRATIVE INFORMATION


CASH DISTRIBUTIONS


Unless you otherwise indicate on the account application, we will reinvest all dividends and capital gains distributions as applicable for your account in additional shares of the Fund from which they are distributed. On the application you may indicate by checking the appropriate box that you wish to receive either income dividends or capital gains distributions in cash. EFT is available to those investors who would like their dividends electronically transferred to their personal accounts. For those investors who do not request this feature, dividend checks will be mailed via regular mail. If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks, we will void such checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions.


STATEMENT AND REPORTS



       --MANAGER'S NOTE: IF YOU ARE A SHAREHOLDER OF THE INCOME FUND, INSURED FUND, GOVERNMENT FUND, MONEY FUND OR TREASURY TRUST, WE WILL SEND A STATEMENT OF YOUR ACCOUNT AT LEAST ONCE A MONTH AND AFTER EVERY TRANSACTION THAT AFFECTS YOUR SHARE BALANCE AND/OR ACCOUNT REGISTRATION.


Those investors who own solely Index Fund shares will receive statements at least quarterly and after every transaction that affects their share balance and/ or account registration. A statement with tax information will be mailed to you by January 31 of each year, a copy of which will be filed with the IRS if it reflects any taxable distributions. Twice a year you will receive our financial statements, at least one of which will be audited.


       --MANAGER'S NOTE: KEEP STATEMENTS YOU RECEIVE AFTER YOU BUY OR SELL SHARES TO ASSIST IN RECORDKEEPING AND TAX CALCULATIONS.


The account statements you receive will show the total number of shares of a Fund owned by you. You may rely on these statements in lieu of share certificates which are not necessary and will not be issued.

We pay for regular reporting services, but not for special services, such as a request for an historical transcript of an account. You may be required to pay a separate fee for these special services.

CONSOLIDATED MAILINGS

In an effort to reduce mailing costs, consolidated statements will be sent to each registrant. Consolidated statements include a summary of all Funds held by each registrant as identified by the first line of registration, social security number and address zip code. Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. If you do not wish this consolidation to apply to your account(s), please notify the Fund of this in writing at the address on the cover page of this Prospectus.


OUR SHARE PRICES



       --MANAGER'S NOTE: THE NUMBER OF SHARES YOUR MONEY BUYS REFLECTS THE PER SHARE PRICE OF THE FUND YOU ARE BUYING ON THE DAY YOUR TRANSACTION TAKES PLACE.


The net asset value of each Fund is computed by adding all of its portfolio holdings and other assets, deducting its liabilities, and then dividing the result by the number of shares outstanding in that Fund. Our Shareholder Servicing Agent normally calculates this value for each Fund at 4:00 p.m. Eastern or 1:00 p.m. Pacific Time on each day that the New York Stock Exchange ("NYSE") is open; however, the Money Fund's or Treasury Trust's net asset value will not be calculated nor transactions processed on certain holidays observed by national banks and/or our Shareholder Servicing Agent (Martin Luther King's Birthday, Presidents Day, Columbus Day and Veterans Day) in addition to those on which the NYSE is closed.

The share prices of the Income Fund, the Insured Fund, the Government Fund and the Index Funds will vary over time as interest rates and the value of their securities vary. Portfolio securities of the Index Funds that are listed on a national exchange are valued at the last reported sale price. U.S. Treasury Bills are valued at amortized cost, which approximates market value. Portfolio securities of the Income Fund, the Insured Fund and the Government Fund are valued by an independent pricing service that uses market quotations representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the respective Boards of Trustees.


The share price of the Government Fund, Income Fund, Insured Fund, 500 Fund and MidCap Fund are reported by the National Association of Securities Dealers, Inc. in the mutual funds section of most newspapers after the heading "California Trust"; The Government fund Nasdaq symbol is "CAUSX." The symbol for the Income Fund is "CFNTX." The symbol for the 500 Fund is "SPFIX". The symbol for the MidCap Fund is "SPMIX." The symbol for the Insured Fund is "CATFX".


We attempt to maintain the Money Fund's and the Treasury Trust's price at $1.00 per share. Securities owned by the Money Fund and by the Treasury Trust are valued on the basis of their amortized cost, which allocates evenly the income earned from the date of purchase of a security until its maturity instead of looking at actual changes in its market value. Calculations are made to compare the value of these Funds' investments using the amortized cost method with market values. Market valuations are obtained by using actual quotations provided by independent pricing services, market makers, estimates of market value, or values obtained from yield data relating to comparable classes of money market instruments published by reputable sources. Securities for which market valuations are not readily available or which are illiquid will be valued at their fair values as determined in good faith by the respective Boards of Trustees.

PERFORMANCE INFORMATION

All performance information published in advertisements, sales literature and communications to investors, including various expressions of current yield, effective yield, tax equivalent yield, total return and distribution rate, is calculated and presented in accordance with the rules prescribed by the Securities and Exchange Commission.

The Money Fund and the Treasury Trust may publish both a current yield and an effective yield for specified 7-day periods. Current yield refers to the income generated by an investment in the Fund over the specified period which is then annualized (i.e., the amount of income generated by the investments during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). Effective yield is calculated in a similar manner, but, when annualized, the income earned by the investment is assumed to be reinvested; effective yield will differ from current yield because of the compounding effect of this assumed reinvestment. The Money Fund may also publish tax equivalent versions of these yields, as described below.

It is our current practice to reflect changes in the portfolio values, if any, of the Money Fund and the Treasury Trust in their daily dividend, and, for the purpose of calculating their yield, any realized gains and losses or unrealized appreciation or depreciation is not included in their daily net investment income.


The Income Fund, the Insured Fund and Government Fund may publish a current yield over specified 30-day periods reflecting the income per share earned by each respective Fund's investments. Current yield for these Funds is calculated by dividing each Fund's annualized net investment income per share during the specified period by the net asset value per share at the end of such period. The Money Fund, the Income Fund and the Insured Fund also may publish a tax equivalent yield demonstrating the yield from a taxable investment necessary to produce an after-tax yield equivalent to the yields generated by these Funds, which invest principally in tax-exempt obligations. Tax equivalent yield is computed by dividing the tax-exempt portion of each respective Fund's current (or effective) yield, calculated as indicated above, by one minus the stated income tax rate and adding the product to that portion (if any) of the Fund's yield that is not tax exempt.


From time to time each Fund may publish its total return. Yield information for the Income Fund, the Insured Fund and the Government Fund will be accompanied by total return information on these Funds. Total return information will state each Fund's average annual compounded rates of return over the most recent four calendar quarters and over the life of the Fund, based upon the value of shares acquired through a hypothetical $10,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period assuming reinvestment of all distributions at net asset value. Each Fund (including the Money Fund and the Treasury Trust) also may advertise aggregate and average total return information over different periods of time. Aggregate total return information is calculated in a manner similar to average annual total return, except that the results are not annualized.

Each Fund also may publish a distribution rate in investor communications preceded or accompanied by a copy of this Prospectus. The current distribution rate for each Fund is calculated by dividing the annualization of the total distributions made by the Fund during a stated period by the net asset value per share at the end of such period. The distribution rate for a Fund may differ from its yield because the distribution rate may be calculated for a different period of time and may contain items of income that are not reflected in a Fund's yield.

In each case, performance information will be based on past performance and will reflect all recurring charges against Fund income. Performance information, because it is based on historical data, is not intended to indicate future performance of any Fund. See the Statement of Additional Information for a more detailed explanation and actual calculations of each Fund's yield for the 7-day or 30-day period (as appropriate) ended August 31, 1995.



You may redeem all or a portion of your shares on any business day that the NYSE is open. Your shares will be redeemed at the net asset value next calculated after we have received your redemption request in proper form (see below). Remember that we may hold payment until we are satisfied that we have collected investments which were made by check. To avoid these possible delays, which could be up to 12 calendar days, you should consider making your investment by wire, following the instructions on page 44.


BY MAIL--

To: California Investment         Send a "letter of instruction" specifying the
    Trust Fund Group              name of the Fund, the number of shares to be
      44 Montgomery St.           sold, your name, your account number, and the
      Suite 2100                  additional requirements listed below that
      San Francisco, CA           apply to your particular account.
      94104


TYPE OF REGISTRATION              REQUIREMENTS
  Individual, Joint               Letter of instruction by all person(s)
  Tenants, Tenants In Common,     required to sign for the account, exactly as
  Sole Proprietorship,            it is registered, accompanied by signature
  Custodial Uniform Gifts         guarantee(s).
  to Minors Act, General
  Partners Corporation,           Letter of instruction and a corporate
  Association                     resolution, signed by person(s) required to
                                  sign for the account, accompanied by signature guarantee(s).

Trust A letter of instruction signed by the Trustee(s), with a signature guarantee. (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators, Guardians, etc.), please call the Funds for further instructions.

Firstar requires that signature(s) be guaranteed by an eligible signature guarantor such as a commercial bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association.

       --MANAGER'S NOTE: WITH CHECKWRITING, OUR MOST CONVENIENT
       REDEMPTION PROCEDURE, YOUR INVESTMENT WILL CONTINUE TO EARN INCOME UNTIL THE CHECK CLEARS YOUR ACCOUNT. THIS CHECKWRITING FEATURE IS NOT AVAILABLE FOR THE INDEX FUNDS.



By Check (except Index
Funds)--(Minimum $500)            You must have applied for the checkwriting
                                  feature of your account. You may redeem
                                  provided that the proper signatures you
                                  designated are on the check. (There is no charge for this service and you may write an unlimited number of checks.) The Checkwriting feature is not available for the Index Funds.


FOR ALL OPTIONS BELOW, PLEASE CALL THE FUND AT 800-225-8878

By Exchange--                     You must meet the minimum investment
                                  requirement of the other Fund. You can only exchange between accounts with identical registration. Exchanges are accepted until
                                  3:00 p.m., Eastern time (1:00 p.m., Pacific
                                  Time).

By Wire--                         You must have applied for the wire feature on
                                  your account. We will notify you that this feature is active and you may then make wire redemptions by calling the Fund before 1:00 p.m., Pacific time. This means your money will be wired to your bank the next business day.
                                  There is a charge for each wire (currently
                                  $7.50).

By Telephone--                    Call the Fund at 800-225-8778. Give the name
                                  of the Fund, the exact name in which your account is registered, your account number, the required identification number and the number of shares or dollar amount that you wish to redeem. TDD services for hearing impaired shareholders are available for telephone redemptions by calling (800)
                                  864-3416.

See the discussion of limitation of liability under "SHAREHOLDER
SERVICES"--"Free Exchange Privilege."

Retirement Plan shareholders should complete a Rollover-Distribution Election Form.


REDEMPTION REQUIREMENTS TO REMEMBER


Before you redeem any shares in your account, please review the following information:

Any redemption request we receive from you must be in proper form, which means, among other things, that we must have a properly completed account application on file for you, you must properly sign your request, and if you are a corporation or another entity, we may require current corporate resolutions and other documents and information. Once your shares are redeemed, we will normally send you the proceeds within one day but not later than within seven days. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission to merit such action, we may suspend redemption or postpone payment dates. If you want to keep your account(s) open, please be sure that the value of all of your accounts in the Funds combined does not fall below $5,000 ($1,000 in the case of the Index Funds) because of redemptions. Otherwise, we may close them and mail you the proceeds at the address we have in our records. We will give you 30 days' written notice that your account(s) will be closed unless you make an investment to increase your aggregated account balance(s) to the $5,000 minimum ($1,000 in the case of the Index Funds). If you close your account, any accrued dividends will be paid as part of your redemption proceeds.


       --MANAGER'S NOTE: YOU SHOULD NOT ATTEMPT TO CLOSE YOUR ACCOUNT BY CHECK, SINCE YOU CANNOT BE SURE OF THE NUMBER OF SHARES AND VALUE OF YOUR ACCOUNT. USE THE WIRE REDEMPTION OR MAIL REDEMPTION FEATURE TO CLOSE YOUR ACCOUNT.


The share prices of the Income Fund, the Insured Fund, the Government Fund and the Index Funds will fluctuate and you may receive more or less than your original investment when you redeem. If you are an Income Fund, an Insured Fund or a Government Fund shareholder, you should not attempt to draw a check for more than 80% of the value of the shares in your account due to their potential fluctuations. If you are a Money Fund or Treasury Trust shareholder, you should not write a check on your account for more than the amount of money which is in your account. In any Fund, if the amount of your check is greater than the value of your account, your check will be returned to you unpaid and you may be subject to extra charges and penalties. The Bank currently charges you $15 for each check rejected because of an insufficient balance, and the bank where your check is deposited may charge the account in which the check was deposited with additional amounts.

                           MISCELLANEOUS INFORMATION

The Trusts were organized as Massachusetts business trusts on September 11, 1985. The Agreement and Declaration of Trust for each Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in any number of series (called Funds). Such shares will have no preemptive, conversion, or sinking rights. You have equal and exclusive rights to dividends and distributions declared by your Fund and to the net assets of your Fund upon liquidation or dissolution.

As business trusts, we are not required, nor do we intend, to hold annual shareholder meetings. However, we may hold special meetings for a specific Fund or a Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You also have equal rights as to voting and vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any Fund for the purpose of electing or removing Trustees.

Our Board of Trustees may from time to time offer other Funds of either Trust, the assets and liabilities of which will likewise be separate and distinct from any other Fund of either Trust. Although this offering of shares of each of our Funds constitutes a separate and distinct offering of such shares, it is possible that a Fund might become liable for any misstatements or omissions from this Prospectus or the Statement of Additional Information about one of the other Funds. The Board of Trustees of each Trust has considered this factor with respect to each Trust in approving the use of a single, combined Prospectus and a joint Statement of Additional Information for all of the Funds.

The following have been appointed by the Board of Trustees to serve the Trusts and the Funds:


Custodian Bank, Shareholder Servicing and Transfer Agent: Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Legal Counsel: The validity of the shares of beneficial interest offered hereby will be passed upon by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Auditors: Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania 19102-1707.
Distributor: RFS Partners, 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                    GLOSSARY

  TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenue, to be payable from these specific future taxes.

  REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

  BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

  CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under FNMA (the Federal National Mortgage Association) or GNMA (the Government National Mortgage Association.)

  PROJECT NOTES are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency.

  SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and Prime-1 are the highest commercial paper ratings assigned by S&P and Moody's.

  VARIABLE RATE obligations provide for adjustment in interest rates (which are set as a percentage of a designated base rate such as the prime rate of a bank or the 90-day U.S. Treasury Bill rate) on specific dates, while floating rate obligations have an interest rate which changes whenever there is a change in a designated base rate. Their relationship to the designated base rate means they are less subject to fluctuations in value. Our investment in these obligations will normally involve industrial development revenue bonds.

  CERTIFICATES OF PARTICIPATION represent an undivided interest in municipal obligations which are generally owned by a financial institution (primarily banks) and provide for ownership in proportion to a Fund's interest compared to the total principal amount of the underlying obligation. Each certificate of participation is backed by an irrevocable letter of credit or guaranty of a bank. We generally have the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand (after seven days' notice, at most).

  DEMAND FEATURE AND PUTS. The variable and floating rate obligations described above may have a "demand feature" which means a Fund can demand payment at par plus accrued interest from the issuer or another party on short notice (generally not to exceed seven days) prior to specified notice dates. We will consider the maturities of these adjustable rate demand instruments to be the longer of the specified notice periods or the periods remaining until the next rate adjustment, even though the stated maturity of the instrument may be longer. Some of these instruments may be secured by letters of credit or another credit support arrangement provided by banks. In addition, we may purchase certain instruments (which may or may not have adjustable rates) which are payable on demand only on a specified date or series of dates; in any such case the next demand date will be treated as the maturity of the instrument. Purchase of these securities with these demand features normally results in a yield to maturity lower than that available on comparable securities without a demand feature.

  Each Fund may acquire a right to sell a security back to the issuer or to another party in order to enhance liquidity. Such a right entitles the Fund to "put" securities back to the issuer or to another party within a specified period of time or on a date certain at an agreed upon price. The maturity of an obligation on which we have purchased a put will be the earliest date certain on which we can require payment.

  In all cases receipt of payment for a security subject to a demand feature or a put depends on the ability of the other party to pay for the security when requested. We will limit these transactions to institutions which the Manager believes present minimal credit risks.


  (See the Statement of Additional Information of the Trusts for further information on these investment vehicles.)

                             CALIFORNIA INVESTMENT
                                TRUST FUND GROUP

                              44 Montgomery Street
                                   Suite 2100
                        San Francisco, California 94104
                                 (415) 398-2727
                                 (800) 225-8778

                             TRUSTEES AND OFFICERS

                               Richard F. Shelton
                             President and Trustee

                               John Robert Hill,
                           Vice President, Secretary
                                  and Trustee

                                 Harry Holmes,
                                    Trustee

                             Phillip W. McClanahan,
                           Vice President, Treasurer
                                  and Trustee

                                  John B. Sias
                                    Trustee

                               INVESTMENT MANAGER

                                  CCM PARTNERS
                              44 Montgomery Street
                                   Suite 2100
                        San Francisco, California 94104

                                 LEGAL COUNSEL

                       Heller, Ehrman, White & McAuliffe
                                333 Bush Street
                        San Francisco, California 94104

          If you have any questions please call us at 1(800) 225-8778

                                                                               44 Montgomery Street Suite 2100
                                                                               San Francisco, California 94104
 ACCOUNT ENROLLMENT FORM                    [LOGO]                                             1(800) 225-8778
 -------------------------------------------
 (Do not use this form for retirement plans.
   Request special application.)

 Date: ------------------

--------------------------------------------------------------------------------

1. INVESTMENT OPTIONS
   check the Fund(s) being purchased
   Investment Amount: $
   ----------------------------- Make check payable to the Fund being purchased.


               California Tax-Free Income Fund  $10,000 min            The United States Treasury
                                                                       Trust  $10,000 min
               California Insured Intermediate Fund  $10,000 min       U.S. Government Securities Fund  $10,000 min

               California Tax-Free Money Market Fund  $10,000 min      S & P 500 Index Fund  $5,000 min
                                                                       S & P MidCap Index Fund  $5,000 min

--------------------------------------------------------------------------------

2. REGISTRATION -- Please Print           Please Check One:

        ---------------------------------------------------------------
                                                                           Individual     Custodian

        ---------------------------------------------------------------    Joint Tenant   Other (corporation, trust,
                                                                                          partnership)

        ----------------------------------------------------------------   Gift to Minor    -----------------------


        Social Security Number/Tax ID: ------------------------------

--------------------------------------------------------------------------------

3. MAILING ADDRESS

        Address:
        --------------------------------------------------------------------------------------------------------------
        City:                                                    State:                   Zip Code:
        -------------------------------------------------------  -----------------------  ----------------------------
        Daytime phone number: (         )
                                --------- ------------------------------------------------
             Check here if you would like duplicate statements mailed to another address:
        Name:
        --------------------------------------------------------------------------------------------------------------
        Address:
        --------------------------------------------------------------------------------------------------------------
        City:                                                    State:                    Zip Code:
        -------------------------------------------------------  ------------------------  ---------------------------

--------------------------------------------------------------------------------

4. REINVESTMENT OPTIONS   Check one. Reinvestment will occur if no box is
checked.

         REINVESTMENT -- All your dividends will be reinvested in your account. CASH -- All your dividends will be paid to you or your bank account. CASH AND STOCK -- Your income dividends will be reinvested, but your capital gains will be paid to you or your bank account.
--------------------------------------------------------------------------------

5. TELEPHONE PRIVILEGES
           TELEPHONE EXCHANGE -- Permits exchanges among Funds  Bank or Broker:
           of California Investment Trust Group Funds.          ------------------------------------------------------
           TELEPHONE REDEMPTION -- Permits redemption proceeds  Branch and Address:
           to be mailed or transmitted via Federal funds wire   ------------------------------------------------------
         to my account designated here. Please attach a blank   City:
         check or deposit slip.                                 ------------------------------------------------------
                                                                State:                    Zip Code:
                                                                ------------------------------------------------------
                                                                ABA #:
                                                                ------------------------------------------------------
                                                                Account and Number:
                                                                ------------------------------------------------------

--------------------------------------------------------------------------------

6. SIGNATURE AND CERTIFICATION TO AVOID BACKUP WITHHOLDING

       This order is subject to acceptance by the Fund. Receipt of the current prospectus is hereby acknowledged I (we) authorize Firstar Trust Company to act upon instructions received by telephone believed by it to be genuine for those privileges I(we) have selected. The following is required by federal tax law to avoid 31% backup withholding; "By signing below, I certify under penalties of perjury that the social security or tax payer identification number entered above is correct (or I am waiting for that number to be issued to me) and that I have not been notified by the IRS that I am subject to back up withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withholding check this box: .

       -------------------------------------------------------------------------
       SIGNATURE         Owner         Trustee         Custodian

       -------------------------------------------------------------------------
       SIGNATURE of Joint Owner (if any)

--------------------------------------------------------------------------------

7. CHECKING ACCOUNT THIS IS AVAILABLE FOR ALL FUNDS EXCEPT THE S&P 500 INDEX FUND AND THE S&P MIDCAP INDEX FUND

         I (we) hereby elect redemption by special check drawn against my (our) California Investment Trust Fund account (minimum check $500). Note:
         When electing check withdrawal, sign the signature card below.

                       FIRSTAR TRUST COMPANY -- SIGNATURE CARD

      SPECIAL REDEMPTION ACCOUNT                            Account No.
      FOR SHAREHOLDERS OF                                   -------------------------------------------------------
      CALIFORNIA INVESTMENT TRUST FUND GROUP                Please check        / / California Tax-Free Money Market
                                                            appropriate             Fund
                                                            box:                / / California Insured Intermediate
                                                                                    Fund
                                                                                / / California Tax-Free Income Fund
                                                                                / / The United States Treasury Trust
                                                                                / / U.S. Government Securities Fund

     ---------------------------------------------------------------------------
       Name(s) of registered owner(s) of shares of California Investment Trust
                                     Fund Group

     All registered owner(s) of California Investment Trust Fund Group shares named above must sign below.
     By signing this card the signatory(s) agree(s) to all terms and conditions set forth herein.

                             SIGNATURES                                          TAX IDENTIFICATION NUMBER
      --------------------------------------------------------    --------------------------------------------------------
      --------------------------------------------------------    --------------------------------------------------------
      --------------------------------------------------------    --------------------------------------------------------
      --------------------------------------------------------    --------------------------------------------------------

       / /  Check here if both signatures are required on checks
       / /  Check here if only one signature is required on checks.
                     (See reverse side for Terms and Conditions)

ACCOUNT OPTIONS
----------------------------
--------------------------------------------------------------------------------

8. AUTOMATIC INVESTMENT PLAN
       Please start my Automatic Investment Plan beginning:
       Month
       ----------------------
       Year
       ----------------------.
       I hereby instruct Firstar Trust Company, Transfer Agent for California Investment Trust Fund Group, to automatically transfer $ ---------------------- (minimum $250) from my checking account, NOW or savings account named below on the --------------------------------------
       day of each month or the first business day thereafter. I understand that I will be assessed a $15.00 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Name(s) on Bank Account
       -------------------------------------------------------------------------
       Account Number
       -------------------------------------------------------------------------
       Bank Name
       -------------------------------------------------------------------------
       Branch and Address:
       -------------------------------------------------------------------------

       City:----------------------------------- State: -------------------------

       Zip Code: ------------------------------

       Signature of Bank Account Owner
       -------------------------------------------------------------------------
       Signature of Joint Owner
       -------------------------------------------------------------------------

       Your signed application must be received at least 15 days prior to initial transaction. An unsigned check or deposit slip is required with your application.
--------------------------------------------------------------------------------

9. SYSTEMATIC WITHDRAWAL PLAN

       Systematic withdrawal Plan beginning:
       Month
       -----------------------
       Year
       ----------------------- (minimum $100.00)
       Payments Made:       Monthly       Quarterly
       Indicate if payments are to be made to someone other than registered owner:
       Name:
       -------------------------------------------------------------------------
       Address:
       -------------------------------------------------------------------------

                              TERMS AND CONDITIONS

1. REDEMPTION AUTHORIZATION: The signatory(s) whose signature(s) appear on the reverse side, intending to be legally bound, hereby agree each with the other and with Firstar Trust Company that the bank is appointed agent for such person(s) and, as such agent, is directed to request Firstar Trust Company, the transfer agent for California Investment Trust Fund Group (the Fund) to redeem shares of the Fund, registered in the name of such Signatory(s) upon receipt of, and in the amount of, checks drawn upon the above-numbered account. The Fund or its Transfer Agent shall deposit the proceeds of such redemptions in said amount or otherwise arrange for application of such proceeds to payments of said checks. The Bank and Transfer Agent are expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Fund. The Signatory(s) understand that the Bank may also act as an agent and custodian for the Fund.

 The Bank and Transfer Agent are expressly authorized to honor checks as redemption instructions hereunder without signature guarantees, and neither the Fund's Transfer Agent, the Bank, or the Fund Group shall be liable for any loss or liability resulting from the absence of any such guarantee.

2. CHECK PAYMENT: The Signatory(s) authorize and direct the Bank to pay each check presented hereunder, subject to all laws and Bank rules and regulations pertaining to checking accounts. In addition, the Signatory(s) agree(s) that:

 (a) No check shall be issued or honored, or any redemption effected, in an amount less than $500.

 (b) No check shall be issued or honored, or any redemption effected, for any amounts represented by shares for which certificates have been issued.

 (c) No check shall be issued or honored, or redemption effected, for any amounts represented by shares held less than 12 business days unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels.

 (d) No check shall be honored unless the Fund has provided the Bank, from the proceeds of redemption or otherwise, collected funds for the payment of such check.

 (e) Checks issued hereunder cannot be cashed over the counter at the Bank; and

 (f) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Fund including without limitation any additions, amendments and supplements thereto.

3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card,
(b) each registered owner must sign each check issued hereunder unless the parties indicated on the back of this card that only one need sign, in which case the Bank and Transfer Agent are authorized to act upon such signature, and
(c) each signatory guarantees to Bank and Transfer Agent the genuineness and accuracy of the signature of the other Signatory(s).

4. TERMINATION: The Bank or the Fund may at any time terminate this account, related share redemption service and Bank's agency for the Signatory(s).

5. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators, and assigns of the Signatory(s).

             [LOGO]

44 MONTGOMERY STREET, SUITE 2100
     SAN FRANCISCO, CA 94104
        1 (800) 225-8778

                         CALIFORNIA INVESTMENT TRUST II

                                   FORM N-1A

                         ------------------------------

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                        U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                             S&P MIDCAP INDEX FUND

                         ------------------------------

                   CALIFORNIA INVESTMENT TRUST FUND GROUP(TM)
                        44 Montgomery Street, Suite 2100
                        San Francisco, California 94104
                                 (415) 398-2727


              Statement of Additional Information - January 1, 1996



         The California Investment Trust Fund Group(TM) (the "Trusts") presently consists of seven separate funds which are part of California Investment Trust and California Investment Trust II (collectively the "Trusts"): California Tax-Free Income Fund (the "Income Fund"), the California Insured Intermediate Fund (the "Insured Fund"), California Tax-Free Money Market Fund (the "Money Fund"), U.S. Government Securities Fund (the "Government Fund"), The United States Treasury Trust (the "Treasury Trust"), the S&P 500 Index Fund (the "500 Fund") and the S&P MidCap Index Fund (the "MidCap Fund").


         This Statement of Additional Information relates to all funds of the Trusts. These funds are sometimes referred to herein collectively as the "Funds" and individually as a "Fund."


California Tax-Free Income Fund and California Insured Intermediate Fund both seek as high a level of income exempt from regular Federal income taxes and California personal income taxes as is consistent with prudent investment management and safety of capital. The Income Fund invests in intermediate and long-term municipal bonds. The Insured Fund invests primarily in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.


California Tax-Free Money Market Fund has the objectives of capital preservation, liquidity, and the highest achievable current income, exempt from regular Federal income taxes and California personal income taxes consistent with safety. This Fund invests in short-term securities and attempts to maintain a constant net asset value of $1.00 per share.

U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily GNMA Certificates.

The United States Treasury Trust seeks capital preservation, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes. This Fund will invest its assets only in short-term U.S. Treasury securities and its income will be exempt from California (and most other states') personal income taxes.

S&P 500 Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

S&P MidCap Index Fund is a diversified mutual fund that seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the Standard & Poor's MidCap 400 Index (the "MidCap Index").


         The combined Prospectus for the Funds dated January 1, 1996, as may be amended from time to time, provides the basic information you should know before investing in a Fund, and may be obtained without charge from the Funds at the above address. This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This Statement is intended to provide you with additional information regarding the activities and operations of the Trusts and each Fund, and should be read in conjunction with the Prospectus.


                                    CONTENTS

                                                                            Page
                                                                            ----
About the California Investment Trust Fund Group  . . . . . . . . . . . .   B-3
The Tax-Free Funds' Investment Objectives and Policies  . . . . . . . . .   B-3
Investment Objectives and Policies of the Government
   Fund and the Treasury Trust  . . . . . . . . . . . . . . . . . . . . .   B-5
Investment Objectives and Policies of the Index Funds . . . . . . . . . .   B-7
Description of Investment Securities and
   Portfolio Techniques . . . . . . . . . . . . . . . . . . . . . . . . .   B-7
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . .   B-20
Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . . . .   B-23
Investment Management and Other Services  . . . . . . . . . . . . . . . .   B-25
The Trusts' Policies Regarding Broker-Dealers
  Used for Portfolio Transactions . . . . . . . . . . . . . . . . . . . .   B-29
Additional Information Regarding Purchases and
  Redemptions of Fund Shares  . . . . . . . . . . . . . . . . . . . . . .   B-30
Taxation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-34
Yield Disclosure and Performance Information  . . . . . . . . . . . . . .   B-38
Miscellaneous Information . . . . . . . . . . . . . . . . . . . . . . . .   B-44
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . .   B-46
Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-47

                ABOUT THE CALIFORNIA INVESTMENT TRUST FUND GROUP

         The California Investment Trust Fund Group currently consists of two diversified, open-end management investment companies, commonly called "mutual funds": California Investment Trust ("CIT") and California Investment Trust II ("CIT II"). Each Trust issues its shares of beneficial interest with no par value in different series, each known as a "Fund." Currently, CIT has three separate Funds, each of which maintains a totally separate investment portfolio: the Income Fund, the Money Fund, and the Insured Fund. CIT II currently has four Funds, the Government Fund, the Treasury Trust, the 500 Fund and the MidCap Fund. The Income Fund, the Money Fund and the Insured Fund are also referred to herein as the "Tax-Free Funds." The 500 Fund and the MidCap Fund are also referred to herein as the "Index Funds." The Government Fund was originally named the "California GNMA Fund."

             THE TAX-FREE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements each Tax-Free Fund's investment objectives and basic policies as set forth in the Prospectus.

         As noted in the Prospectus, each Tax-Free Fund seeks to provide investors with income exempt from Federal income taxes and from California personal income tax. The Tax-Free Funds generally are as fully invested as practicable in municipal securities. However, because the Tax-Free Funds do not presently intend to invest in taxable obligations, there may be occasions when, as a result of maturities of portfolio securities or sales of Fund shares, or in order to meet anticipated redemption requests, a Fund may hold cash which is not earning income.

         Under California law, a mutual fund, or series thereof, must have at least 50% of its total assets invested in obligations that produce interest that is exempt from California personal income tax if received by an individual (including California state and local obligations, direct obligations of the U.S. Government and obligations of certain U.S. territories and possessions) at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income tax. Accordingly, as described in the Funds' Prospectus, under normal market conditions, each Tax-Free Fund attempts to invest 100% and, as a matter of fundamental policy, invests at least 80% of the value of its net assets in securities, the interest on which is exempt from regular Federal income taxes and from California personal income tax, and is not subject to the Federal alternative minimum tax. Thus, it is possible, although not anticipated, that up to 20% of a Tax-Free Fund's assets could be invested in municipal securities from another state and/or in taxable obligations.

         The Income Fund and the Insured Fund both seek as high a level of income exempt from Federal and California personal income tax as is consistent with prudent investment management and safety of capital. The Income Fund seeks to reduce, to the extent possible, the credit risks of its portfolio by investing in California municipal securities having at the time of purchase one of the top four ratings, or if unrated, being of similar quality to one of the top four ratings, of Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), or Fitch Investors Service, Inc. ("Fitch"). These are considered to be "investment grade" securities, although securities rated Baa in the fourth highest category are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and to have some speculative characteristics. No more than 20% of the Income Fund's total assets will be invested in securities in the fourth highest category.

         The Insured Fund seeks to reduce the credit risks of its portfolio by investing in California municipal securities that are insured as to the timely payment of principal and interest under an insurance policy obtained by the issuer. The Insured Fund also may invest up to 20% of its total assets in uninsured California municipal securities in one of the top two rating categories or if unrated of similar quality to securities in one of the top two ratings.

         If the rating on an issue held in either the Income or the Insured Fund's portfolio is downgraded, CCM Partners (the "Manager") will consider such event in its evaluation of the overall investment merits of that security but such consideration will not necessarily result in the automatic sale of the security. When the Income or the Insured Fund invests in securities not rated by S&P, Moody's, or Fitch, it is the responsibility of our Manager to evaluate them and determine that they are of at least equal quality to rated securities.

         The Money Fund invests in high-quality securities, whether rated or unrated. Such issues include those rated, at the time of purchase, not lower than Aa (applicable to municipal bonds), MIG-2 (applicable to municipal notes), or P-1 (applicable to commercial paper) by Moody's; AA (bonds), SP-1 (notes), or A-1 (commercial paper) by S&P; or AA (bonds), FIN-1+ (notes), or Fitch-2 (commercial paper) by Fitch. Generally, all of the instruments held by the Money Fund are offered on the basis of a quoted yield to maturity and the price of the security is adjusted so that relative to the stated rate of interest, it will return the quoted rate to the purchaser.

         Subsequent to its purchase by the Income Fund, the Insured Fund or the Money Fund, a municipal security may be assigned a lower rating or cease to be rated. Such an event would not necessarily require the elimination of the issue from the portfolio, but the Manager will consider such an event in determining whether the Income, the Insured Fund or the Money

Fund should continue to hold the security in its portfolio. In addition to considering ratings assigned by the rating services in its selection of portfolio securities for the Income Fund or the Money Fund, the Manager considers, among other things, information concerning the financial history and condition of the issuer and its revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the debt securities.

                    INVESTMENT OBJECTIVES AND POLICIES OF THE
                     GOVERNMENT FUND AND THE TREASURY TRUST

         The following information supplements the investment objectives and basic policies of the Government Fund and the Treasury Trust as set forth in the Prospectus.

         The Government Fund seeks to provide safety from credit risk, liquidity, and as high a level of income as is consistent with such objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. To achieve its objective, the Fund currently invests primarily in "GNMA Certificates" (popularly called GNMA's or "Ginnie Mae's"). GNMA's are Government National Mortgage Association mortgage-backed securities representing part ownership of a pool of mortgage loans on real property.

         GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Government Fund will purchase "modified pass-through" type GNMA Certificates for which the payment of principal and interest on a timely basis is guaranteed, rather than the "straight-pass through" Certificates for which such guarantee is not available. The Government Fund may also purchase "variable rate" GNMA Certificates or any other type which may be issued with GNMA's guarantee. The balance of the Government Fund's assets is invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury bills, notes, and bonds.

         Securities of the type to be included in the Government Fund have historically involved little risk of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Government Fund.

         GNMA Certificates are created by an "issuer," which is a Federal Housing Administration ("FHA") approved lender, such as mortgage bankers, commercial banks and savings and loan associations, who also meet criteria imposed by GNMA. The issuer assembles a specific pool of mortgages insured by either the FHA or the Farmers Home Administration or guaranteed by the Veterans Administration. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA

Certificates secured by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

         The GNMA guarantee of timely payment of principal and interest on GNMA Certificates is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

         When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagees or by result of foreclosure, such principal payments are passed through to the Certificate holders (such as the Government Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rights, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single-family dwelling mortgages have an average life of approximately 12 years.

         Generally, GNMA Certificates bear a nominal "coupon rate" which represents the effective FHA-Veterans Administration mortgage rates for the underlying pool of mortgages, less GNMA and issuer's fees. Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates.

         The portion of the payments received by the Government Fund as a holder of the GNMA Certificates which constitutes a return of principal is added to the Government Fund's cash available for investment in additional GNMA Certificates or other U.S. Government guaranteed securities. The interest portion received by the Government Fund is distributed as net investment income to the Fund's shareholders.

         The Manager continually monitors the Government Fund's investments, and changes are made as market conditions warrant. However, the Fund does not engage in the trading of securities for the purpose of realizing short-term profits.

         The Treasury Trust seeks capital preservation, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes, by investing exclusively in U.S. Treasury securities, namely bills, notes or bonds which are direct obligations of the U.S. Government. The Treasury Trust's net assets will at the time of investment have remaining maturities of 397 days or less. The dollar weighted average maturity of its portfolio will generally be 90 days or less and it will attempt to maintain a constant net asset value of $1.00 per share.

              INVESTMENT OBJECTIVES AND POLICIES OF THE INDEX FUNDS


         As stated in the Prospectus, the investment objective of the 500 Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 69% of the market value of all common stocks publicly traded in the United States. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.



         The investment objective of the MidCap Fund is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of publicly traded common stocks of medium-size domestic companies, as represented by the MidCap Index. The MidCap Index, representing approximately 9% of the market value of all common stocks publicly traded in the United States, is composed of 400 selected common stocks of medium-size domestic companies with market capitalizations between $72 million and $6.5 billion. The median market capitalization of the stocks in the MidCap Index is approximately $1 billion.


          DESCRIPTION OF INVESTMENT SECURITIES AND PORTFOLIO TECHNIQUES

Municipal Securities

         The Prospectus and its Glossary briefly describe the general categories and nature of municipal securities. Discussed below are the major attributes of the various municipal and other securities in which each of the Tax-Free Funds may invest and of the portfolio techniques the Income Fund or the Money Fund may utilize.

         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the issuer's taxing power for the payment of principal and interest.

         Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

         Project Notes are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. Government, and generally are for periods of one year or less.

         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (397 days or less) promissory notes issued by municipalities to supplement their cash flow.

         Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

         1. General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Industrial Development Bonds which pay tax-exempt interest are in most cases revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously-permissible purposes, including sports and pollution control facilities.

         There may, of course, be other types of municipal securities that become available which are similar to the foregoing described municipal securities in which the Tax-Free Funds may invest.

         Variable Rate Demand Notes ("VRDN's") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30, 60, 90, 180, or 365 day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

         The Tax-Free Funds may also invest in VRDN's in the form of participation interests ("Participating VRDN's") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDN's provide the Tax-Free Funds with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDN's from the institution upon a specified number of days' notice, not to exceed seven days. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. The Tax-Free Funds have an undivided interest in the underlying obligation and thus participate on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

         VRDN's may be unrated or rated and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, a Tax-Free Fund may invest in such VRDN's the issuers or underlying institutions of which the Manager believes are creditworthy and satisfy the quality requirements of each Tax-Free Fund. The Manager will continuously monitor the creditworthiness of the issuer of such securities and the underlying institution.

         Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have seen wide fluctuations in interests rates. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Tax-Free Funds may invest in VRDN's on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDN's may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDN's is made in relation to movements of various interest rate adjustment indices, the VRDN's are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

         For purposes of determining whether a VRDN held by a Tax-Free Fund matures within one year from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the demand period required before the Tax-Free Fund is entitled to receive payment of the principal amount of the instrument, or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a VRDN will be determined in the same manner for purposes of computing a Tax-Free Fund's dollar-weighted average portfolio maturity.

         Obligations with Puts Attached. Each Tax-Free Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "stand-by commitment." The Tax-Free Funds will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC"). The Manager understands that the Internal Revenue Service (the "Service") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Tax-Free Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that stand-by commitments will be available to the Tax-Free Funds nor have the Tax-Free Funds assumed that such commitments would continue to be available under all market conditions.

U.S. Government Obligations, Other Securities and Portfolio Techniques

         U.S. Government Obligations. U.S. Treasury obligations are issued by the Treasury and include Treasury bills (maturing within one year of the date they are issued), certificates of indebtedness, notes and bonds (issued with maturities longer than one year). Such obligations are backed by the full faith and credit pledge of the U.S. Government. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmer's Home Administration, Federal Home Loan Banks, the Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations are issued by such agencies or instrumentalities in a range of maturities and may be either (1) backed by the full faith and credit pledge of the U.S. Government, or (2) backed only by the rights of the issuer to borrow from the U.S. Treasury. The Funds may only invest in obligations backed by the U.S. Government's full faith and credit.

         Repurchase Transactions. The Tax-Free Funds, the Government Fund and the Index Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. Such a transaction is an agreement in which the seller of U.S. Government securities agrees to repurchase the securities sold to the Fund at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and in particular, at no time does the Money Fund invest in repurchase agreements with a term of more than one year. The U.S. Government securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A Fund always receives as collateral U.S. Government securities whose market value, including accrued interest, is at least equal to 100% of the dollar amount invested by the Fund in each agreement, and such Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements. With respect to the Tax-Free Funds and the Government Fund, the Manager on an ongoing basis will review and monitor the creditworthiness of institutions with which it has entered into repurchase agreements. The current policy of the Index Funds is to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Bank of America NT&SA (Bank of America Capital Management, Inc.), the Index Funds' sub-adviser (the "Sub-Adviser"), subject to the oversight of the Manager and the Board of Trustees of California Investment Trust II.

         When-Issued Purchases and Forward Commitments. New issues of Government securities and municipal securities may be offered on a when-issued basis. Accordingly, the Tax-Free Funds and the Government Fund may purchase securities on a when-issued or forward commitment basis. When-issued purchases and forward commitments involve a commitment by the Funds to purchase securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund's net asset value starting on the day the Fund agrees to purchase the securities. Therefore, if the Fund remains substantially fully invested at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, its net asset value per share may be subject to greater price fluctuation. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. Settlement of when-issued purchases and forward commitments generally takes place within two months of the date of the transaction, but delayed settlements beyond two months may be negotiated.

         The Funds make commitments to purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, each Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases a Fund may realize a capital gain or loss.

         When a Fund enters into a when-issued purchase or a forward commitment to purchase securities, the Funds' Custodian will establish, and maintain on a daily basis, a separate account of the Fund consisting of cash or portfolio securities having a value at least equal to the amount of the Fund's purchase commitments. These procedures are designed to insure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

         Lending Portfolio Securities. Each of the Tax-Free Funds and the Government Fund may lend up to 100% of its portfolio securities to non-affiliated brokers, dealers, and financial institutions provided that cash or U.S. Government securities equal to 100% of the market value of the securities loaned is deposited by the borrower with the lending Fund and is maintained each business day. As indicated in the Prospectus, although neither Index Fund has any current intention to do so, each Index Fund may lend up to 10% of its portfolio securities to non-affiliated brokers, dealers and financial institutions provided that cash or U.S. Government securities equal to 100% of the market value of the securities loaned is deposited by the borrower with the lending fund and is maintained each business day. While such securities are on loan, the borrower will pay such Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Each Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and its shareholders. A Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Manager (the Sub-Adviser in the case of the Index Funds) will review and monitor the creditworthiness of such borrowers on an ongoing basis.

         Special Considerations Affecting Investment in California Municipal Obligations. The Money Fund invests a high proportion of its assets in California municipal securities. The Income Fund and the Insured Fund also invest in California municipal securities. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. In addition to general economic pressures, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives that could adversely affect the state of California's ability to raise revenues to meet the financial obligations. The following is not an exhaustive list, constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California that have come to the attention of the Tax-Free Funds and were available before the date of this Statement of Additional Information. The Tax-Free Funds have not independently verified such information.

         As used below, "California Tax-Exempt Securities" includes issues secured by a direct payment obligation of the State and obligations of other issuers that rely in whole or in part on State revenues to pay their obligations. Property tax revenues and part of the State's General Fund surplus are distributed to counties, cities and their various taxing entities; whether and to what extent a portion of the State's General Fund will be so distributed in the future is unclear.

    State Budgetary Considerations


         Overview. From mid 1990 to late 1993, the State has faced the worst economic, fiscal and budget conditions since the 1930's. While a steady recovery has been underway since 1994, pre-recession employment levels are not expected to be reached until later in the decade. Construction, manufacturing (especially aerospace), exports and financial services, among others, have been severely affected. This recession has seriously affected the State tax revenues, which basically mirror economic conditions, and has caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State has experienced chronic budget imbalances. A consequence of the large budget imbalances has been that the State depleted its available cash resources and has had to use a series of external borrowings to meet its cash needs.


         The State's accumulated budget deficit approached $2.8 billion at its peak on June 30, 1993. Because of the deterioration in the State's financial condition, the State's credit ratings have been reduced. Since October 1992, three major nationally recognized statistical rating organizations have lowered the State's general obligation bond rating from the highest rating of "AAA" to "A" by S&P, "A1" by Moody's, and "A" by Fitch.

         State Appropriations Limit. Subject to certain exceptions, the State is subject to an annual appropriations limit imposed by its Constitution on "proceeds of taxes". Various expenditures, including but not limited to debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

            Issues Affecting Local Governments and Special Districts

         Proposition 13. Certain California Tax-Exempt Securities may be obligations of issuers that rely in whole or in part on ad valorem real property taxes for revenue. In 1978, California voters approved Proposition 13, which amended the State Constitution to limit ad valorem real property taxes and restrict the ability of taxing entities to increase property tax and other revenues. With certain exceptions, the maximum ad valorem real property tax is limited to 1% of the value of real property. The value of real property may be adjusted annually for inflation at a rate not exceeding 2% per year, or reduced to reflect declining value, and may also be adjusted when there is a change in ownership or new construction with respect to the property. Constitutional challenges to Proposition 13 to date have been unsuccessful.

         The State, in response to the significant reduction in local property tax revenues as a result of the passage of Proposition 13, enacted legislation to provide local government with increased expenditures from the General Fund. This post-Proposition 13 fiscal relief has, however, ended.

Proposition 62. This initiative placed further restrictions on the ability of local governments to raise taxes and allocate approved tax revenues. Several recent decisions of the California Courts of Appeal have held parts of Proposition 62 unconstitutional. Recently, however, the California Supreme Court upheld a requirement imposed by Proposition 62 that "special taxes" be approved by two-thirds of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

         Propositions 98 and 111. These initiatives changed the State appropriations limit and State funding of public education below the university level by guaranteeing K-14 schools a minimum share of General Fund revenues. The initiatives also require that the State establish a prudent reserve fund for public education.

         Appropriation Limit. Local governmental entities are also subject to annual appropriations limits. If a local government's revenues in any year exceed the limit, the excess must be returned to the public through a revision of tax rates or fee schedules over the following two years.

         Conclusion. The effect of these Constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend upon whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). The Tax-free funds' concentration in California Tax-Exempt Securities provides a greater level of risk than a fund that is diversified across numerous state and municipal entities.

    Additional Issues

         Mortgages and Deeds of Trust. The Tax-Free Funds may invest in issues that are secured in whole or in part by mortgages or deeds of trust on real property. California law limits the remedies of a creditor secured by a mortgage or a deed of trust, which may result in delays in the flow of revenues to, and debt service paid by, an issuer.

         Lease Financings. Some local governments and districts finance certain activities through lease arrangements. It is uncertain whether such lease financings are debt that requires voter approval.

         Seismic Risk. It is impossible to predict the time, location, or magnitude of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

         Stock Index Futures Contracts. The Index Funds may enter into agreements to "buy" or "sell" a stock index at a fixed price at a specified date. No stock actually changes hands under these contracts; instead, changes in the underlying index's value are settled in cash. The cash settlement amounts are based on the difference between the index's current value and the value contemplated by the contract. An option on a stock index futures contract is an agreement to buy or sell an index futures contract; that is, exercise of the option results in ownership of a position in a futures contract. Most stock index futures are based on broad-based common stocks, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") and the S&P MidCap 400 Stock Price Index (the "MidCap Index"), both registered trademarks of Standard & Poor's Corporation. Other broad-based indices include the New York Stock Exchange Composite Index, Value Line Composite Index and Standard & Poor's 100 Stock Index.

         The Sub-Adviser expects that futures transactions for the 500 Fund and the MidCap Fund will typically involve the S&P 500 and the MidCap Index, respectively. Because the value of index futures depends primarily on the value of their underlying indexes, the performance of broad-based contracts will generally reflect broad changes in common stock prices. Each Fund's investments may be more or less heavily weighted in securities of particular types of issuers, or securities of issuers in particular industries, than the indexes underlying its index futures positions. Therefore, while a Fund's index futures positions should provide exposure to changes in value of the underlying indexes (or protection against declines in their value in the case of hedging transactions), it is likely that, in the case of hedging transactions, the price changes of a Fund's index futures positions will not match the price changes of the Fund's other investments. Other factors that could affect the correlation of a Fund's index futures positions with its other investments are discussed below.

         Futures Margin Payments. Both the purchaser and seller of a futures contract are required to deposit "initial margin" with a futures broker (known as a "futures commission merchant," or "FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The Sub-Adviser will attempt to minimize this risk by monitoring the creditworthiness of the FCMs with which the Index Funds do business.

         Limitations on Stock Index Futures Transactions. Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (the "CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, each Fund may use futures contracts for bona fide hedging purposes within the meaning of CFTC regulations; provided, however, that, with respect to positions in futures contracts which are not used for bona fide hedging purposes within the meaning of CFTC regulations, the aggregate initial margin required to establish such position will not exceed five percent of the liquidation value of each Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered.

         The Sub-Adviser also intends to follow certain other limitations on each Fund's futures activities. Under normal conditions, a Fund will not enter into any futures contract if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and
(ii) the current value of the indexes or other instruments underlying the Fund's other futures positions would exceed 20% of such Fund's total assets (35% if total assets are below $25 million). In addition, each Fund does not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

         The above limitations on the Index Funds' investments in futures contracts, and these Funds' policies regarding futures contracts discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

         Various exchanges and regulatory authorities have undertaken reviews of futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.

         Each Index Fund may purchase index futures contracts in order to attempt to remain fully invested in the stock market. For example, if a Fund had cash and short-term securities on hand that it wished to invest in common stocks, but at the same time it wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations, it could purchase an index futures contract in order to approximate the activity of the index with that portion of its portfolio. Each Index Fund may also purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase stocks but had not yet done so, it could purchase a futures contract in order to participate in the index's activity while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from the stocks included in the underlying index, while taking advantage of potentially greater liquidity that futures contracts may offer. Although a Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open future obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days.

         When a Fund wishes to sell securities, it may sell stock index futures contracts to hedge against stock market declines until the sale can be completed. For example, if the Sub-Adviser anticipated a decline in common stock prices at a time when a Fund anticipated selling common stocks, it could sell a futures contract in order to lock in current market prices. If stock prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the anticipated loss in the common stocks the Fund had hedged in anticipation of selling them. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of any gains from those securities. The success of this type of strategy depends to a great extent on the degree of correlation between the index futures contract and the securities hedged.

         Asset Coverage for Futures Positions. Each Index Fund will comply with guidelines established by the SEC with respect to coverage of futures strategies by mutual funds, and if the guidelines so require will set aside cash and appropriate liquid assets (e.g., U.S. Government securities or other high grade debt obligations) in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or such Fund's ability to meet redemption requests or other current obligations.

         Correlation of Price Changes. As noted above, price changes of a Fund's futures positions may not be well correlated with price changes of its other investments because of differences between the underlying indexes and the types of securities the Fund invests in. For example, if a Fund sold a broad-based index futures contract to hedge against a stock market decline while the Fund completed a sale of specific securities in its portfolio, it is possible that the price of the securities could move differently from the broad market average represented by the index futures contract, resulting in an imperfect hedge which could affect the correlation between the Fund's return and that of the respective benchmark index. In the case of an index futures contract purchased by the Fund either in anticipation of actual stock purchases or in an effort to be fully invested, failure of the contract to track its index accurately could hinder such Fund in the achievement of its objective.

         Stock index futures prices can also diverge from the prices of their underlying indexes. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying index, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Fund may sell futures contracts with a greater or lesser value than the securities it wishes to hedge in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases.

         Liquidity of Futures Contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. Trading in index futures can also be halted if trading in the underlying index stocks is halted. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of potential consequences. If a Fund must continue to hold a futures position, its access to other assets held to cover the position could also be impaired.

                             INVESTMENT RESTRICTIONS

         Except as noted with respect to any Fund, each Trust has adopted the following restrictions as additional fundamental policies of each Fund, which means that they may not be changed without the approval of a majority of the outstanding voting securities of that Fund. Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the Trust or of a particular Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of such Fund are represented at the meeting in person or by proxy. A Fund may not:

         1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 10% (15% in the case of the Index Funds) of the total asset value. However, a Fund will not purchase additional securities while the value of its outstanding borrowings exceeds 5% of its total assets. Secured temporary borrowings may take the form of a reverse repurchase agreement, pursuant to which a Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. (As a matter of operating policy, the Funds currently do not intend to utilize reverse repurchase agreements, but may do so in the future.)

         2. Except as required in connection with permissible futures contracts (Index Funds only), buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

         3. Make loans, except, (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors, (b) to the extent the entry into a repurchase agreement may be deemed a loan, or (c) to lend portfolio securities to broker-dealers or other institutional investors if at least 100% collateral, in the form of cash or securities of the U.S. Government or its agencies and instrumentalities, is pledged and maintained by the borrower.

         4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

         5. With respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase
(a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund would own more than 10% of the voting securities of any such issuer (both the issuer of the municipal obligation as well as the financial institution/ intermediary shall be considered issuers of a participation certificate), except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         6. Purchase securities from or sell to the Trust's officers and Trustees, or any firm of which any officer or Trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, Trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and Trustees together own beneficially more than 5% of such securities (nonfundamental for the Index Funds).

         7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or interests therein.

         8. (a) Invest in commodities and commodity contracts, or interests in oil, gas, or other mineral exploration or development programs; provided, however, that a Fund may invest in futures contracts as described in the Prospectus and in this Statement of Additional Information (Index Funds only).
            (b) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that the Government Fund may purchase, hold, and dispose of "obligations with puts attached" in accordance with its investment policies (all Funds except the Index Funds).

         9. Invest in companies for the purpose of exercising control or management.

         10. (a) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act and as such securities may be acquired in connection with a merger, consolidation, acquisition, or reorganization (the Index Funds only).
             (b) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization (all Funds except the Index Funds).

         11. Purchase illiquid securities, including (under current SEC interpretations) securities that are not readily marketable, and repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such illiquid securities.

         12. Invest 25% or more of its assets in securities of any one industry, although for purposes of this limitation, tax-exempt securities and obligations of the U.S. Government and its agencies or instrumentalities are not considered to be part of any industry (both the industry of the issuer of the municipal obligation as well as the industry of the financial institution/intermediary shall be considered in the case of a participation certificate), except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         In addition, each Index Fund has adopted the following restrictions as operating policies, which are not fundamental policies, and may be changed without shareholder approval in accordance with applicable regulations. Each Index Fund may not:

         1. Engage in short sales of securities.

         2. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange (the "NYSE") or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

         3. Enter into a futures contract or option on a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         4. Invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for a period of less than three years.

         5. Invest in puts, calls, straddles or spread options, or any combination thereof.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                              TRUSTEES AND OFFICERS

         The Trustees of each Trust have the responsibility for the overall management of the Trust, including general supervision and review of its Funds' investment activities. The Trustees elect the officers of each Trust who are responsible for administering the day-to-day operations of such Trust and its Funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below. The Trustees and officers of each Trust are identical. Trustees who are deemed to be "interested person" of the Trust, as defined in the 1940 Act, are indicated by an asterisk (*).

                                                 Positions and
                                                  Offices with                        Principal Occupations
       Name and Address                            the Trust                          During Past Five Years
       ----------------                          -------------                        ----------------------
 *Richard F. Shelton                           President                     Chief Executive Officer, CCM Partners; 1982-
  44 Montgomery Street                         and Trustee                   1984:  General Partner, Senior Vice President,
  Suite 2100                                                                 and Director, Hambrecht & Quist and President
  San Francisco, CA 94104                                                    and Director, Hambrecht & Quist Management
                                                                             Corporation; 1963-1982: Resident Manager,
                                                                             General Partner, Senior Vice President and
                                                                             Director, PaineWebber Jackson & Curtis.

 *John R. Hill                                 Vice President,               Director of Marketing, CCM Partners; 1975-1985:
  44 Montgomery Street                         Secretary and Trustee         President and Director, The Great American Seed
  Suite 2100                                                                 Company, Inc.
  San Francisco, CA  94104

 *Phillip W. McClanahan                        Vice President,               Director of Investments, CCM Partners; 1984-
  44 Montgomery Street                         Treasurer and                 1985:  Vice President and Portfolio Manager,
  Suite 2100                                   Trustee                       Transamerica Investment Services; 1966-1984:
  San Francisco, CA  94104                                                   Vice President and Portfolio Manager, Fireman's
                                                                             Fund Insurance Company and Amfire, Inc.

  Harry Holmes                                 Trustee                       Principal, Harry Holmes & Associates
  Del Ciervo at Midwood                                                      (consulting); 1982-1984: President and Chief
  Pebble Beach, CA  93953                                                    Executive Officer, Aspen Skiing Company; 1973-
                                                                             1984: President and Chief Executive Officer,
                                                                             Pebble Beach Company.

  John B. Sias                                 Trustee                       President and CEO, Chronicle Publishing Company,
  c/o Chronicle Publishing                                                   1993 to present; formerly, Director and
   Company                                                                   Executive Vice President, Capital Cities/ABC
  901 Mission Street                                                         Inc. and President, ABC Network T.V. Group.
  San Francisco, CA  94103

  Stephen C. Rogers                            Accounting and Compliance     Administrative officer, CCM Partners; 1992 to
  44 Montgomery Street                         Officer                       1993: Marketing Representative, CCM Partners;
  Suite 2100                                                                 1990 to 1992: Marketing Representative, Xerox
  San Francisco, CA 94104                                                    Corporation.



         As of November 30, 1995 the Trustees and officers, as a group, held in the aggregate less than 1% of the shares of each of the Funds, while RFS Partners, General Partner of the Manager, held less than 1% of the outstanding shares of the Government Fund. Messrs. Holmes and Sias, who are not interested persons of the Trusts, are paid an aggregate annual fee of $10,000, plus $500 for each Board of Trustees meeting attended.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

Management Services

         CCM Partners, a California Limited Partnership (the "Manager"), is the Manager of the Income Fund, the Money Fund, the Insured Fund, the Government Fund, the Treasury Trust, the 500 Fund and the MidCap Fund, under Investment Management Agreements dated December 27, 1985, October 15, 1992, December 31, 1985 and April 13, 1992, respectively. (Such Investment Management Agreements are collectively referred to as the "Agreements.") Pursuant to the Agreements, the Manager supplies investment research and portfolio management, including the selection of securities for the Funds to purchase, hold, or sell and the selection of brokers or dealers through whom the portfolio transactions of each Fund are executed. With respect to the Index Funds, the Manager intends to delegate these latter functions to the Sub-Adviser (see below). The Manager's activities are subject to review and supervision by the Trustees to whom the Manager renders periodic reports of the Funds' investment activities. The Manager, at its own expense, also furnishes the Trusts with executive and administrative personnel, office space and facilities, and pays certain additional administrative expenses incurred in connection with the operation of each Fund.

         Each Fund pays for its own operating expenses and for its share of its respective Trust's expenses not assumed by the Manager, including, but not limited to, costs of custodian services, brokerage fees, taxes, interest, costs of reports and notices to shareholders, costs of dividend disbursing and shareholder record-keeping services (including telephone costs), auditing and legal fees, the fees of the independent Trustees and the salaries of any officers or employees who are not affiliated with the Manager, and its pro rata portion of premiums on the fidelity bond covering the Fund.

         For the Manager's services, each Fund (except the Index Funds) pays a monthly fee computed at the annual rate of 1/2 of 1% (0.50%) of the value of the average daily net assets of each Fund up to and including assets of $100 million; plus 45/100 of 1% (0.45%) per annum of average net assets over $100 million up to and including $500 million; and 4/10 of 1% (0.40%) per annum of average net assets over $500 million. For the Manager's services, the Manager is entitled to a monthly fee from the MidCap Fund computed at the annual rate of 4/10 of 1% (0.40%) of the value of its average daily net assets. The Manager is also entitled to a monthly fee from the 500 Fund computed at the annual rate of 25/100 of 1% (0.25%) of the value of its average daily net assets.

         Until March 1, 1993, the Money Fund was a party to a separate Administration Agreement with the Manager, whereby the Manager provided or paid for all of the Money Fund's operating expenses, other than investment advisory fees and extraordinary expenses, in return for an annual fee of 0.15% of the Money Fund's average daily net assets. For the fiscal years ended August 31, 1993 and August 31, 1992, the Manager received an administration fee of $58,551 and $137,955, respectively.

         The Agreements provide that the Manager is obligated to reimburse each of the other Funds monthly (through a reduction of its management fees and otherwise) for all expenses (except for extraordinary expenses such as litigation), in excess of 1.00% of each Fund's average daily net assets. The Manager may also, and has to date, reduced its fees in excess of its obligations under the Agreements. In the event the operating expenses of a Fund (including the fees payable to the Manager, but excluding taxes, interest, brokerage, and extraordinary expenses) for any fiscal year exceed the expense limitations applicable to such Fund imposed by state securities laws or any regulations thereunder, the Manager will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. At present, the most restrictive expense limitation would require the Manager to reimburse a Fund in the event that during any fiscal year of such Fund's ordinary operating expenses were to exceed 2.5% of the Fund's first $30 million of average net assets, 2.0% of the next $70 million of average net assets, and 1.5% of the remaining average net assets. The Manager is legally obligated to refund some or all of its management fee if such expenses exceed this expense limitation. The payment of the management fee at the end of any month is reduced so that there is no accrued but unpaid liability under these expense limitations.

         For the fiscal year ended August 31, 1992, the Manager did not receive a management fee from the Money Fund; the Manager received a management fee of $903,975 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $285,777 from the Government Fund and reimbursed that Fund $144,804, which resulted in a net management fee of $140,973; the Manager received a fee of $99,628 from the Treasury Trust and reimbursed that Fund $95,660, which resulted in a net management fee of $3,968.

         For the fiscal year ended August 31, 1993, the Manager received a fee of $160,619 from the Money Fund and reimbursed that Fund $107,397, which resulted in a net management fee of $53,522; the Manager received a management fee of $1,147,159 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $180,218 from the Government Fund and reimbursed that Fund $82,982, which resulted in a net management fee of $97,236; the Manager received a fee of $234,876 from the Treasury Trust and reimbursed that Fund $153,577, which resulted in a net management fee of $81,299; the Manager received a fee of $24,183 from the Insured Fund and reimbursed that Fund $89,131, which resulted in a net gain to that Fund of $64,948 to defray other expenses.

         For the fiscal year ended August 31, 1994, the Manager received a fee of $392,554 from the Money Fund and reimbursed that Fund $257,901, which resulted in a net management fee of $134,653; the Manager received a management fee of $1,189,430 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $168,965 from the Government Fund and reimbursed that Fund $35,484, which resulted in a net management fee of $133,481; the Manager received a fee of $110,942 from the Treasury Trust and reimbursed that Fund $52,550, which resulted in a net management fee of $58,392; the Manager received a fee of $86,437 from the Insured Fund and reimbursed that Fund $72,401 which resulted in a net gain to that Fund of $14,036 to defray other expenses.


         For the fiscal year ended August 31, 1995, the Manager received a fee of $420,624 from the Money Fund and reimbursed that Fund $214,505, which resulted in a net management fee of $206,119; the Manager received a management fee of $943,027 from the Income Fund, and did not make any reimbursements; the Manager received a fee of $139,656 from the Government Fund and reimbursed that Fund $30,584 which resulted in a net management fee of $109,072; the Manager received a fee of $144,720 from the Treasury Trust and reimbursed that Fund $63,017, which resulted in a net management fee of $81,703; the Manager received a fee of $108,729 from the Insured Fund and reimbursed that Fund $34,227 which resulted in a net management fee of $74,502.


         For the fiscal year ended August 31, 1993, the Manager received a fee of $40,306 from the MidCap Fund and reimbursed that Fund $120,060, which resulted in a net amount to the Fund of $79,754 to defray other expenses; the Manager received a fee of $19,591 from the 500 Fund and reimbursed that Fund $103,315, which resulted in a net amount to the Fund of $83,724 to defray other expenses.

         For the fiscal year ended August 31, 1994, the Manager received a fee of $77,415 from the MidCap Fund and reimbursed that Fund $110,314, which resulted in a net amount to the Fund of

$32,899 to defray other expenses; the Manager received a fee of $32,897 from the 500 Fund and reimbursed that Fund $106,723, which resulted in a net amount to the Fund of $73,826 to defray other expenses.


         For the fiscal year ended August 31, 1995, the Manager received a fee of $89,035 from the MidCap Fund and reimbursed that Fund $88,110 which resulted in a net management fee of $925.00; the Manager received a fee of $41,579 from the 500 Fund and reimbursed that Fund $97,742, which resulted in a net amount to the Fund of $56,163 to defray other expenses.


         The Manager has retained Bank of America NT&SA (Bank of America Capital Management, Inc.) to act as Sub-Adviser to the MidCap Fund and the 500 Fund, subject to supervision by the Manager and the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Adviser. The Sub-Adviser provides the portfolio managers for each Fund, who make the necessary investment decisions and place transactions accordingly. The Manager compensates the Sub-Adviser at the annual rate of 1/10 of 1% (0.10%) of the value of the average daily net assets of each Fund.


         The Agreements with respect to the Income Fund, the Insured Fund and the Money Fund are currently in effect until December 27, 1996. The Agreement with respect to the Government Fund and the Treasury Trust is currently in effect until December 31, 1996. The Agreement and Sub-Advisory Agreement with respect to the Index Funds are currently in effect until December 31, 1996. Each Agreement and the Sub-Advisory Agreement will be in effect thereafter only if it is renewed for each Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trusts or a vote of a majority of the outstanding voting securities of each Fund, and (ii) a vote of a majority of such Trustees who are not parties to said Agreement nor an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.


         Each Agreement and the Sub-Advisory Agreement may be terminated without penalty at any time by the applicable Trust with respect to one or more of the Funds to which the relevant Agreement applies (either by the applicable Board of Trustees or by a majority vote of the terminating Fund's outstanding shares) or by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment as defined in the 1940 Act.

Principal Underwriter

         RFS Partners, a California limited partnership, is currently the principal underwriter of each Fund's shares under an underwriting agreement with each Fund, pursuant to which RFS Partners agrees to act as each Fund's distribution agent. Each Fund's shares are sold to the public on a best efforts basis in a continuous offering without a sales load or other commission. RFS Partners is the general partner of the Funds' Manager. The general partner of RFS Partners is Richard F. Shelton, Inc., a corporation that is controlled by Richard F. Shelton, who is a Trustee and the President of the Trust. Mr. Hill and Mr. McClanahan are limited partners of RFS Partners. While the shares of each Fund are offered directly to the public with no sales charge, RFS Partners may, out of its own monies, compensate brokers who assist in the sale of a Fund's shares. In addition, the Manager may, out of its own monies, make cash contributions to tax exempt charitable organizations which invest in the Government Fund or the Treasury Trust.

Other Services

         Firstar Trust Company is the shareholder servicing agent for the Trusts and acts as the Trusts' transfer and dividend-paying agent. In such capacities it performs many services, including portfolio and net asset valuation, bookkeeping, and shareholder record-keeping.

         Firstar Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Trusts. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

         Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania 19102-1707, are the independent auditors for the Trusts.

         The validity of shares of beneficial interest offered hereby will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

                  THE TRUSTS' POLICIES REGARDING BROKER-DEALERS
                         USED FOR PORTFOLIO TRANSACTIONS

         Decisions to buy and sell securities for the Funds, assignment of their portfolio business, and negotiation of commission rates and prices are made by the Manager or the Sub-Adviser subject to the supervision of the Manager, as applicable, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) available. Since it is anticipated that most purchases made by the Funds (other than the Index Funds) will be principal transactions at net prices, the Funds will incur few or no brokerage costs. The Funds will deal directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker-dealer on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker-dealer. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and asked price.

         When a broker-dealer is used for portfolio transactions, the Manager or the Sub-Adviser, as applicable, will seek to determine that the amount of commissions paid is reasonable in relation to the value of the brokerage and research services and information provided, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Funds for which it exercises investment discretion. In selecting broker-dealers and in negotiating commissions, the Manager or the Sub-Adviser, as applicable, considers the broker-dealer's reliability, the quality of its execution services on a continuing basis, the financial condition of the firm, and the research services provided, which include furnishing advice as to the value of securities, the advisability of purchasing or selling specific securities and furnishing analyses and reports concerning state and local governments, securities, and economic factors and trends, and portfolio strategy. The Manager or the Sub-Adviser, as applicable, considers such information, which is in addition to and not in lieu of the services required to be performed by the Sub-Adviser and the Manager under the Management and Sub-Advisory Agreements, to be useful in varying degrees, but of indeterminable value.


         The Funds may pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934. Where commissions paid reflect research services and information furnished in addition to execution, the Manager and the Sub-Advisor each believes that such services were bona fide and rendered for the benefit of its clients. There were no brokerage commissions paid by any of the Funds during the fiscal years ended August 31, 1992, 1993 or 1994. For the fiscal year ended August 31, 1995, the 500 Fund paid $4,694.00 in brokerage commissions and the MidCap Fund paid $4,091.00 in brokerage commissions.


         Provided that the best execution is obtained, the sale of shares of any of the Funds may also be considered as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions. No affiliates of the Funds or of the Manager or of the Sub-Adviser will receive commissions for business arising directly or indirectly out of portfolio transactions of the Funds.

         If purchases or sales of securities of the Funds are considered at or about the same time, transactions in such securities will be allocated among the several investment companies in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the Funds, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases, however, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions or net prices will be beneficial to a Fund.

                   ADDITIONAL INFORMATION REGARDING PURCHASES
                         AND REDEMPTIONS OF FUND SHARES

Purchase Orders

         The purchase price for shares of the Funds is the net asset value of such shares next determined after receipt and acceptance of a purchase order in proper form. Many of the types of instruments in which the Funds invest must be paid for in "Federal funds," which are monies held by the Custodian on deposit at a Federal Reserve Bank. Therefore, the monies paid by an investor for his shares of the Funds generally cannot be invested by the Funds until they are converted into and are available to a Fund in Federal funds, which may take up to two business days. In such cases, purchases by investors will not be considered in proper form and effective until such conversion and availability. However, in the event a Fund is able to make investments immediately (within one business day), it may accept a purchase order with payment otherwise than in Federal funds; in such event shares of a Fund will be purchased at the net asset value next determined after receipt of the order and payment. Once shares of a Fund are purchased, they begin earning income immediately, and income dividends will start being credited to the investor's account on the day following the effective date of purchase and continue through the day the shares in the account are redeemed.

         Payments transmitted by wire and received by Firstar Trust Company prior to 4:00 p.m. Eastern time (1:00 pm. Pacific time) on any business day are normally effective on the same day as received. Wire payments received by the Custodian after that time will normally be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Checks drawn in U.S. funds on foreign banks will not be credited to the shareholder's account and dividends will not begin accruing until the proceeds are collected, which can take a long period of time.

Shareholder Accounting

         All purchases of Fund shares will be credited to the shareholder in full and fractional shares of the relevant Fund (rounded to the nearest 1/1000 of a share) in an account maintained for the shareholder by the Trusts' transfer agent.

Share certificates will not be issued unless requested in writing by the investor for any Fund other than the Index Funds, and no certificates will be issued for fractional shares at any time. No certificates will be issued to shareholders who have (i) elected redemption by check or by the preauthorized bank wire method of withdrawing cash from their accounts or (ii) invested in the MidCap Fund or the 500 Fund. To open an account in the name of a corporation, a resolution of the corporation's Board of Directors will be required. Other evidence of corporate status or the authority of account signatories may be required.

         Each Trust reserves the right to reject any order for the purchase of shares of any Fund, in whole or in part. In addition, the offering of shares of any Fund may be suspended by the relevant Trust at any time and resumed at any time thereafter.

Shareholder Redemptions

         All requests for redemption, all share certificates, and all share assignments should be sent to the applicable Fund, 44 Montgomery Street, Suite 2100, San Francisco, California 94104, or, for telephone redemptions, by calling the Fund at (800) 225- 8778.

         Redemptions will be made in cash at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form, including all share certificates, share assignments, signature guarantees, and other documentation as may be required by the transfer agent. The amount received upon redemption may be more or less than the shareholder's original investment.

         The Trusts will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of such redemption request in proper form. However, each Trust reserves the right to suspend redemptions or postpone the date of payment (1) for any periods during which the New York Stock Exchange is closed (other than for the customary weekend and holiday closings), (2) when trading in the markets the Trusts usually utilize is restricted or an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Trust's investments or the determination of a Fund's net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for the protection of a Trust's shareholders. Also, each Trust will not mail redemption proceeds until checks used for the purchase of the shares have cleared.

         As of the date of this Statement of Additional Information, the Trusts understand that the New York Stock Exchange is closed on the following holidays:
New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The Trusts have been advised that the Custodian is also closed on the following additional holidays: Martin Luther King's Birthday, Lincoln's Birthday, Columbus Day, Election Day and Veteran's Day.

         Due to the relatively high cost of handling small investments, each Trust reserves the right to redeem, involuntarily, at net asset value, the shares of any shareholder whose accounts in the Trust have an aggregate value of less than $5,000 ($1,000 in the case of the Index Funds), but only where the value of such accounts has been reduced by such shareholder's prior voluntary redemption of shares. In any event, before a Trust redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in that shareholder's account is less than the minimum amount and allow that shareholder 30 days to make an additional investment in an amount which will increase the aggregate value of that shareholder's accounts to at least $5,000 before the redemption is processed ($1,000 in the case of the Index Funds).

         Use of the Exchange Privilege as described in the Prospectus in conjunction with market timing services offered through numerous securities dealers has become increasingly popular as a means of capital management. In the event that a substantial portion of a Fund's shareholders should, within a short period, elect to redeem their shares of that Fund pursuant to the Exchange Privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. The Exchange Privilege may be terminated at any time by the Funds upon notice to shareholders.

Redemptions in Kind

         Each Trust has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the applicable Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund or the Trust. In such circumstances, the securities distributed would be valued at the price used to compute such Fund's net asset value. Should a Fund do so, a shareholder will likely incur transaction fees in converting the securities to cash.

Determination of Net Asset Value Per Share

         The valuation of the portfolio securities of the Money Fund and the Treasury Trust (including any securities held in the separate account maintained for when-issued securities) is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Fund and the Treasury Trust computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices. Thus, if the use of amortized cost by such Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in such Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in such Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The use of amortized cost by the Money Fund and the Treasury Trust, and the maintenance of each Fund's per share net asset value at $1.00 is permitted by Rule 2a-7 under the 1940 Act, pursuant to which each Fund must adhere to certain conditions.

         The Money Fund and the Treasury Trust each maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remaining maturities of 397 days or less, and only invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation is examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, which may include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, adjusting or withholding of dividends, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.

         The portfolio securities of the Index Funds are generally valued at the last reported sale price. Securities held by the Index Funds that have no reported last sale for any day that a Fund's NAV is calculated and securities and other assets for which market quotations are readily available are valued at the latest available bid price. Portfolio securities held by the Income Fund, the Insured Fund and the Government Fund for which market quotations are readily available are valued at the latest available bid price. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis unless the Trustees determine that such valuation does not reflect fair value. The Trusts may also utilize a pricing service, bank, or broker/dealer experienced in such matters to perform any of the pricing functions.

                                    TAXATION

         Provided that, as anticipated, each Tax-Free Fund qualifies as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each Tax-Free Fund consists of Municipal Obligations, each Tax-Free Fund may designate and pay exempt- interest dividends from interest earned on such obligations. Such exempt-interest dividends may be excluded by shareholders of the Tax-Free Funds from their gross income for federal income tax purposes. Corporate shareholders must take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax. Each Tax-Free Fund might purchase Municipal Obligations at a discount from the prices at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount may be included in the Tax-Free Fund's ordinary income and will be taxable to shareholders as such when it is distributed. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each Tax-Free Fund consists of obligations that produce interest that is exempt from California personal income tax if received by an individual, and if each maintains its qualification as a regulated investment company, then such Tax-Free Fund will be qualified to pay exempt- interest dividends to its shareholders that, to the extent they are attributable to interest received by such Tax-Free Fund on such obligations, are exempt from California personal income tax. The total amount of exempt-interest dividends paid by a Tax-Free Fund to its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on tax-exempt obligations less any expenses attributable to such interest.

         Provided the Treasury Trust qualifies as a regulated investment company and meets certain requirements of California tax law, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets is invested in direct obligations of the United States (or other U.S. and California tax-exempt obligations), then the Treasury Trust will be qualified to pay dividends to its shareholders that, to the extent they are attributable to interest received by the Treasury Trust on such U.S. Government obligations, will be exempt from California personal income tax. Because the GNMA certificates in which the Government Fund primarily invests are not considered direct obligations of the United States for this purpose, the Government Fund does not expect to meet the 50% requirement; as a result, dividends paid by the Government Fund will be subject to California personal income tax.

         Exempt-interest dividends paid to Fund shareholders that are corporations subject to California franchise or income tax will be taxed as ordinary income to such shareholders. Moreover, no dividend paid by the Funds will qualify for the corporate dividends-received deduction for federal income tax purposes.

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Fund is not deductible for federal income tax purposes. Under regulations used by the Internal Revenue Service ("IRS") for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of a Fund. California personal income tax law restricts the deductibility of interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund paying dividends exempt from California personal income tax, as well as the allowance of losses realized upon a sale or redemption of shares, in substantially the same manner as federal tax law (which is described in the Prospectus). Further, a Tax-Free Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial revenue bonds or are "related persons" of such users. Such persons should consult their tax advisers before investing in one of the Tax-Free Funds.

         Up to 85% of Social Security or railroad retirement benefits may be included in federal taxable income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and the Tax-Free Funds) plus 50% of their benefits exceeds certain base amounts. Income from the Tax-Free Funds, and others like them, is included in the calculation of whether a recipient's income exceeds certain established amounts but is not taxable directly. California does not impose personal income tax on Social Security or railroad retirement benefits.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It can be expected that similar proposals may be introduced in the future. Proposals by members of state legislatures may also be introduced which could affect the state tax treatment of the Tax-Free Funds' distributions. If such proposals were enacted, the availability of Municipal Obligations for investment by the Tax-Free Funds and the value of the Tax- Free Funds' portfolios would be affected. In such event, the Tax-Free Funds would reevaluate their investment objectives and policies.

General


         Each Fund is treated as a separate entity and intends to continue to qualify in each year as a separate "regulated investment company" under the Code. Each Fund has elected such treatment and has so qualified during its last fiscal year ended August 31, 1995. To continue to qualify for the tax treatment afforded a regulated investment company under the Code, a Fund must distribute for each fiscal year at least 90% of its taxable income (including net realized short-term capital gains) and tax-exempt net investment income and meet certain source of income, diversification of assets and other requirements of the Code. Provided a Fund continues to qualify for such tax treatment, it will not be subject to federal income tax on the part of its net investment income and its net realized capital gains which it distributes to shareholders, nor will it be subject to Massachusetts or California income or excise taxation. Each Fund must also meet certain Code requirements relating to the timing of its distributions, which generally require the distribution of substantially all of its taxable income and capital gains each calendar year, in order to avoid a 4% federal excise tax on certain retained amounts.


         Each Index Fund may purchase or sell futures contracts. Such transactions are subject to special tax rules which may affect the amount, timing and character of distributions to shareholders. Unless a Fund is eligible to make and makes a special election, such futures contracts that are "Section 1256 contracts" (such as a futures contract the margin requirements for which are based on a marked-to-market system and which is traded on a "qualified board or exchange") will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election is made, gain or loss from transactions in such futures contracts will be 60% long-term and 40% short-term capital gain or loss.

         Code Section 1092, which applies to certain "straddles", may affect the taxation of an Index Fund's transactions in futures contracts. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in futures.

         One of the requirements for qualification as a regulated investment company is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, an Index Fund may be restricted in effecting closing transactions within three months after entering into a futures contract.

         Dividends of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of a Fund have been held. The maximum tax rate on long-term capital gains for individuals is currently 28% and the maximum individual tax rate on ordinary income is currently 39.6%. Dividends declared by a Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

         A portion of each Index Fund's ordinary income dividends may qualify for the dividends received deduction available to corporate shareholders under Code Section 243 to the extent that the Fund's income is derived from qualifying dividends. Availability of the deduction is subject to certain holding periods and debt-financing limitations. Because a Fund may also earn other types of income such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from a Fund that qualify for the deduction generally will be less than 100%. Each Index Fund will notify corporate shareholders annually of the percentage of fund dividends that qualify for the dividends received deduction.

         The use of equalization accounting by the Income Fund, the Insured Fund and the Government Fund may affect the amount, timing and character of their distributions to shareholders.

         Each Fund is required to file information reports with the IRS with respect to taxable distributions and other reportable payments made to shareholders. The Code requires backup withholding of tax at a rate of 31% on redemptions (except redemptions of Money Fund and Treasury Trust shares) and other reportable payments made to non-exempt shareholders if they have not provided the Fund with their correct social security or other taxpayer identification number and made the certifications required by the IRS or if the IRS or a broker has given notification that the number furnished is incorrect or that withholding applies as a result of previous underreporting. Such withholding is not required with respect to the Tax-Free Funds' dividends qualifying as "exempt-interest dividends" but will apply to the proceeds of redemption or repurchase of Fund (except Money Fund and Treasury Trust) shares for which the correct taxpayer identification number has not been furnished in the manner required or if withholding is otherwise applicable. Therefore, investors should make certain that their correct taxpayer identification number and completed certifications are included in the application form when opening an account.

         The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisers to determine the suitability of a particular Fund and the applicability of any state, local, or foreign taxation. Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from a Fund at rates up to 30% (subject to reduction under certain income tax treaties).

                  YIELD DISCLOSURE AND PERFORMANCE INFORMATION

         As noted in the Prospectus, each Fund may from time to time quote various performance figures in advertisements and investor communications to illustrate the Fund's past performance. Performance information published by the Funds will be in compliance with rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods used by the Funds to compute or express performance is discussed below.

Total Return

         Total return for the Funds may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data for the Income Fund, the Insured Fund and the Government Fund will be limited to or accompanied by standardized information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the life of the Fund (i.e., the period from the Fund's inception of operations through the end of the most recent calendar quarter).

         The average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period and assumes reinvestment (on the reinvestment date) of all distributions at net asset value and redemption at the end of the stated period. It is calculated according to the following standardized formula:

                                  P(1+T)n = ERV

where:

P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

T =      average annual total return

n =      number of years

ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized.

         The average annual compounded rates of return, or total return, for the Income Fund, the Government Fund, the Insured Fund, the 500 Fund and the MidCap Fund for the following periods were:


                                                               Period From
                          One Year         Five Years           Inception*
                           Ending            Ending              through
Fund                  August 31, 1995    August 31, 1995      August 31, 1995
----                  ---------------    ---------------     ----------------
Income Fund                 8.00%              8.55%               9.26%

Government Fund            11.42%             10.42%               9.06%

Insured Fund                7.46%               N/A                6.20%

500 Fund                   21.06%               N/A               12.38%

MidCap Fund                20.24%               N/A               14.30%


-----------------------
* December 4, 1985 for the Income Fund and the Government Fund; October 15, 1992 for the Insured Fund; April 20, 1992 for the 500 Fund and the MidCap Fund.

Yield

         As stated in the Prospectus, a Fund may also quote its current yield and, where appropriate, effective yield and tax equivalent yield in advertisements and investor communications.

         The current yield for the Income Fund and the Government Fund is determined by dividing the net investment income per share earned during a specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                            Yield = 2 [(a-b) + 1)6-1]
                                       -----
                                        cd

where:

a =      dividends and interest earned during the period;

b =      expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the maximum offering price per share on the last day of the period.


         The current yield for the Income Fund, the Government Fund and the Insured Fund for the 30-day period ended August 31, 1995 was 5.15%, 6.35% and 4.46%, respectively.


         The current yield for the Money Fund and the Treasury Trust is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a specified 7-day period, subtracting a hypothetical charge reflecting deductions of expenses, and dividing the net change or difference by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account does not include realized gains and losses or unrealized appreciation and depreciation.

         The Money Fund and the Treasury Trust may also quote an effective yield. Effective yield is calculated by compounding the base period return (calculated as described above) by adding 1, raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.


         The current yield and effective yield for the 7-day period ended August 31, 1995 was 3.21% and 3.26%, respectively, for the Money Fund, and 5.10% and 5.31%, respectively, for the Treasury Trust.


         A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund which invests in tax-exempt obligations. The tax equivalent yields for the Treasury Trust and the Tax-Free Funds are computed by dividing that portion of the current yield (or effective yield) of each Fund (computed for each Fund as discussed for the current yield indicated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion (if any) of the yield of the Fund that is not tax-exempt. In calculating tax equivalent yields, the Tax-Free Funds assume an effective tax rate beginning in 1991 (combining federal and California rates) of 46.24%. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits. The tax equivalent yield for the Income Fund for the 30-day period ended August 31, 1995, was 9.58%. The tax equivalent yield for the Money Fund for the 7-day period ended August 31, 1995 was 5.97%; the tax equivalent effective yield for this Fund for the same 7-day period was 6.06%. The tax equivalent yield for the Treasury Trust (using an effective California tax rate of 11%) for the 7-day period ended August 31, 1995 was 5.82%; the tax equivalent effective yield for this Fund for the same 7-day period was 5.96%. The tax equivalent yield for the Insured Fund for the 30-day period ended August 31, 1995 was 8.30%.


Distribution Rate

         Each Fund may also include a reference to its current distribution rate in investor communications and sales literature preceded or accompanied by the Prospectus, reflecting the amounts actually distributed to shareholders. All calculations of a Fund's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the net asset value per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, each Fund uses the same assumptions that apply to its calculation of yield. The distribution rate will differ from a Fund's yield because it may include capital gains and other items of income not reflected in the Fund's yield, as well as interest income received by the Fund and distributed to shareholders which is reflected in the Fund's yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund's shares and should not be considered to be a complete indicator of the return to the investor on his investment.

Comparisons

         From time to time, advertisements and investor communications may compare a Fund's performance to the performance of other investments as reported in various indices or averages, in order to enable an investor better to evaluate how an investment in a particular Fund might satisfy his investment objectives. The Funds may also publish an indication of past performance as measured by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The Lipper performance analysis includes the reinvestment of dividends and capital gains distributions, but does not take any sales charges into consideration and is prepared without regard to tax consequences. In addition to Lipper, the Funds may publish an indication of past performance as measured by other independent sources such as **NoLOAD FUND*XR, a mutual fund monitoring system, the American Association of Individual Investors, Weisenberger Investment Companies Services, Donoghue's Money Fund Report, Barron's, Business Week, Financial World, Money Magazine, Forbes, and The Wall Street Journal.

         The Government Fund may also quote (among others) the following indices of bond prices prepared by Salomon Brothers Inc. These indices are not managed for any investment goal. Their composition may, however, be changed from time to time by Salomon Brothers Inc.

         The Mortgage Pass-Through Index is an index of approximately 200 mortgage-related securities, including GNMAs, FNMAs, Freddie Macs, conventional pass-through securities, and FHA project pools.

         The Long-Term Corporate Index is an index of all outstanding corporate bonds with more than twelve years remaining until maturity which currently includes approximately thirty securities.

         The High-Grade Corporate Index is an index of approximately 800 triple-a or double-a rated corporate bonds with more than twelve years remaining until maturity.

         The MidCap Fund and the 500 Fund each may compare its performance to the performance of the MidCap Index and the S&P 500, respectively, and the Value Line Composite Index. The S&P 500, the MidCap Index and the Value Line Composite Index are unmanaged indexes of common stock prices. The performance of each index is based on changes in the prices of stocks comprising such index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of each index.

         The performance of a Fund may also be compared to compounded rates of return regarding a hypothetical investment of $2,000 at the beginning of each year, earning interest throughout the year at the compounding interest rates set forth in the table below.

YEAR ENDED                 5.0%                7.5%               10.0%
----------                 ----                ----               -----
         1           $2,100.00           $2,150.00           $2,200.00
         2           $4,305.00           $4,461.25           $4,620.00
         3           $6,620.25           $6,945.84           $7,282.00
         4           $9,051.26           $9,616.78          $10,210.20
         5          $11,603.83          $12,488.04          $13,431.22
         6          $14,284.02          $15,574.64          $16,974.34
         7          $17,098.22          $18,892.74          $20,871.78
         8          $20,053.13          $22,459.70          $25,158.95
         9          $23,155.79          $26,294.17          $29,874.85
        10          $26,413.57          $30,416.24          $35,062.33
        11          $29,834.25          $34,847.46          $40,768.57
        12          $33,425.97          $39,611.02          $47,045.42
        13          $37,197.26          $44,731.84          $53,949.97
        14          $41,157.13          $50,236.73          $61,544.96
        15          $45,314.98          $56,154.48          $69,899.46
        16          $49,680.73          $62,516.07          $79,089.41
        17          $54,264.77          $69,354.78          $89,198.35

        18          $59,078.01          $76,706.38          $100,318.18
        19          $64,131.91          $84,609.36          $112,550.00
        20          $69,438.50          $93,105.06          $126,005.00
        21          $75,010.43         $102,237.94          $140,805.50
        22          $80,860.95         $112,055.79          $157,086.05
        23          $87,004.00         $122,609.97          $174,994.65
        24          $93,454.20         $133,955.72          $194,694.12
        25         $100,226.91         $146,152.40          $216,363.53
        26         $107,338.25         $159,263.83          $240,199.88
        27         $114,805.17         $173,358.62          $266,419.87
        28         $122,645.42         $188,510.52          $295,261.86
        29         $130,877.70         $204,798.81          $326,988.05
        30         $139,521.58         $222,308.72          $361,886.85
        31         $148,597.66         $241,131.87          $400,275.53
        32         $158,127.54         $261,366.76          $442,503.09
        33         $168,133.92         $283,119.27          $488,953.40
        34         $178,640.61         $306,503.21          $540,048.74
        35         $189,672.65         $331,640.95          $596,253.61
        36         $201,256.28         $358,664.02          $658,078.97
        37         $213,419.09         $387,713.83          $726,086.87
        38         $226,190.05         $418,942.36          $800,895.56
        39         $239,599.55         $452,513.04          $883.185.11
        40         $253,679.53         $488,601.52          $973,703.62
        41         $268,463.50         $527,396.63        $1,073,273.98
        42         $283,986.68         $569,101.38        $1,182,801.38
        43         $300,286.01         $613,933.98        $1,303,281.52
        44         $317,400.31         $662,129.03        $1,435,809.67
        45         $335,370.33         $713,938.71        $1,581,590.64

         In assessing any comparisons of total return or yield, an investor should keep in mind that the composition of the investments in a reported average is not identical to a Fund's portfolio, that such averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its total return or yield. In addition, there can be no assurance that a Fund will continue its performance as compared to any such averages.

                            MISCELLANEOUS INFORMATION

         Shareholders of Funds other than the Index Funds who so request may have their dividends paid out monthly in cash. Shareholders of the Index Funds who so request may have their dividends paid out quarterly in cash. If a shareholder withdraws the entire amount in his Money Fund or Treasury Trust account at any time during the month, all daily dividends accrued with respect to his account during the month to the time of withdrawal will be paid in the same manner and at the same time as the proceeds of withdrawal.

         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the relevant Trust. Each Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the relevant Trust. Each Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. Each Declaration of Trust further provides that each Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trusts as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of a Fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Trust itself is unable to meet its obligations.


         As of November 30, 1995, the following shareholders, to the Trusts' knowledge, owned beneficially more than 5% of a Fund's outstanding shares, as noted:


Treasury Trust:


         Bruce Walkup and Betty Walkup, Trustees (14%)
         Walkup 1994 Marital Trust
         650 California Street, #3030
         San Francisco, California  94108



         D&DF Foundation (12%)
         c/o Donald G. Fisher
         One Harrison Street
         San Francisco, California  94105



         Michael F. McAuliffe, Trustee (5%)
         FBO Spieker 1991 Trust
         c/o Rollins Hudig Hall
         1 Market Plaza, #210
         San Francisco, California  94105



Money Fund:


         Donald G. Fisher and Doris F. Fisher Community Property
         (12%)
         c/o Donald G. Fisher, The Gap, Inc.
         One Harrison Street
         San Francisco, California  94105

Insured Fund:


         Northern Trust Co. Agent (15%)
         Matilda Wilbur
         P.O. Box 92956
         Chicago, Illinois 60675



         Deborah C. Murray (5%)
         27 Makin Grade
         P.O. Box 1172
         Ross, California  94957


Government Fund:


         Blush & Company (10%)
         P.O. Box 976
         New York, New York 10268



         Asian Art Museum Foundation Endowment Fund (7%)
         Golden Gate Park
         San Francisco, California  94118


MidCap Fund:


         Donald G. Fisher and Doris F. Fisher, Trustees (11%)
         The Donald G. Fisher 1991 Charitable Remainder Trust
         No. 1
         c/o Pisces Inc.
         One Maritime Plaza, #1300
         San Francisco, California  94111



         Donald G. Fisher and Doris F. Fisher, Trustees (7%)
         The Doris Fisher 1991 Charitable Remainder Trust No. 1
         c/o Pisces Inc.
         One Maritime Plaza, #1300
         San Francisco, California  94111


         Although each Fund is offering only its own shares by this joint Statement of Additional Information and joint Prospectus, it is possible that a Fund might become liable for any misstatements in this statement or in the Prospectus about one of the other Funds. The Boards of Trustees of each Trust have considered this possibility in approving the use of a joint Prospectus and Statement of Additional Information.

                              FINANCIAL STATEMENTS


         The audited financial statements for the fiscal year ended August 31, 1995 for the Income Fund, the Money Fund, the Government Fund, the Treasury Trust, the Insured Fund, the 500 Fund and the MidCap Fund as contained in their combined Report to Shareholders for the fiscal year ended August 31, 1995 (the "Report"), are incorporated herein by reference to the Report which has been filed with the Securities and Exchange Commission.

Any person not receiving the Report with this Statement should call or write the Funds to obtain a free copy.

                                    APPENDIX

                   DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

         The following paragraphs summarize the descriptions for the rating symbols of municipal securities.

                                 Municipal Bonds

Moody's Investors Service:

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Conditional Rating: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation:

AAA: Municipal bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market they move with interest rates, and hence provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but also to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Note:    The S&P ratings may be modified by the addition of a plus (+) or minus
(-) sign to show relative standing within the major rating categories.

Fitch Investor's Service:

AAA: Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affect by reasonably foreseeable events.

AA: Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities, and more subject to possible change over the term of the issue.

A: Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB: Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

                                 Municipal Notes

Moody's:

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG-3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG-4: Notes are of adequate quality, carrying specific risk but having protection and not being distinctly or predominantly speculative.

Standard & Poor's:

Until June 29, 1984, Standard & Poor's used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

Fitch:

Fitch Investment Note Ratings are grouped into four categories with the indicated symbols. The ratings reflect Fitch's current appraisal of the degree of assurance of timely payment, whatever the source.

FIN-1+: Notes assigned this rating are regarded as having the strongest degree of assurance for timely payment.

FIN-1: Notes assigned this rating reflect an assurance of timely payment only slightly less than the strongest issues.

FIN-2: Notes assigned this rating have a degree of assurance for timely payment but with a lesser margin of safety than the prior two categories.

FIN-3: Notes with this rating have speculative characteristics which suggest that the degree of assurance for timely payment is minimal.

                                Commercial Paper

Moody's:

Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Trust, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1):     Superior capacity for repayment.

P-2 (Prime-2):     Strong capacity for repayment.

P-3 (Prime-3):     Acceptable capacity for repayment.

Standard & Poor's:

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Fitch:

Fitch-1: Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Fitch-3: Commercial paper carrying this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-4: Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is minimal and is susceptible to near term adverse change due to less favorable financial or economic conditions.

                         CALIFORNIA INVESTMENT TRUST II

                                   FORM N-1A

                         ------------------------------

                                     PART C
                               OTHER INFORMATION

                        U.S. GOVERNMENT SECURITIES FUND
                        THE UNITED STATES TREASURY TRUST
                               S&P 500 INDEX FUND
                             S&P MIDCAP INDEX FUND

                         ------------------------------

                         CALIFORNIA INVESTMENT TRUST II
                                   FORM N-1A

                           PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

         (a)   Financial Statements:


           (1) Portfolio of Investments as of August 31, 1995; Statement of Assets and Liabilities, as of August 31, 1995; Statement of Operations for the year ended August 31, 1995; Statement of Changes in Net Assets for the years ended August 31, 1994 and 1995; Financial Highlights for the various periods through August 31, 1995; related notes to Financial Statements; and the Report of Independent Accountants for U.S. Government Securities Fund and The U.S. Treasury Trust, are incorporated by reference to the Annual Report to Shareholders of the California Investment Trust Fund Group for the year ended August 31, 1995.



           (2) Portfolios of Investments as of August 31, 1995; Statements of Assets and Liabilities as of August 31, 1995; Statements of Operations for the year ended August 31, 1995; Statement of Changes in Net Assets for the years ended August 31, 1994 and 1995; Financial Highlights (for a share outstanding during the various periods through August 31, 1995); related notes to Financial Statements; and the Report of the Independent Certified Public Accountants for S&P 500 Index Fund and S&P MidCap Index Fund are incorporated by reference to the Annual Report to Shareholders of the California Investment Trust Fund Group for the fiscal period ended August 31, 1995.


         (b)   Exhibits:
               (1)(A)        Agreement and Declaration of Trust, as amended(c)
               (1)(B) Certificate of Amendment to the Agreement and Declaration of Trust(d)
               (2)(A)        By-Laws(a)
               (2)(B)        By-Laws Amendment(f)
               (3)           Voting Trust Agreement -- not applicable
               (4)           Specimen Certificate -- not applicable
               (5)(A)        Form of Management Agreement(d)
               (5)(B)        Form of Sub-Advisory Agreement(d)
               (6)           Form of Underwriting Agreement(d)
               (7) Bonus, Profit Sharing, Pension and Other Similar Arrangements -- not applicable
               (8)           Custodian Agreement(c)
               (9)           Other Material Contracts -- not applicable
               (10)          Opinion and Consent of Counsel(b)
               (11)          Consent of Independent Accountants

               (12) Financial Statements Omitted from Item 23 -- not applicable
               (13) Agreements as to initial capital; letter of investment intent(c)
               (14)          Model Retirement Plan -- not applicable
               (15) Distribution Plan adopted pursuant to Rule 12b-1 -- not applicable
               (16)          Schedules for Performance Quotations(e)

               (17)          Financial Data Schedule


---------------------------------------
                       a Previously filed as part of the original Registration Statement of the Registrant as filed on September 27, 1985.
                       b Previously filed as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed on November 25, 1985.
                       c Previously filed as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed on November 25, 1985.
                       d Previously filed as part of Pre-Effective Amendment No. 12 to the Registrant's Registration Statement as filed on February 11, 1992.
                       e Previously filed as part of Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed on November 2, 1992.
                       f Previously filed as part of Post-Effective Amendment No. 16 to the Registrant's Registration Statement as filed on November 2, 1993.



Item 25.       Persons Controlled by or under Common Control with Registrant.


         As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.



Item 26.       Number of Holders of Securities.

               As of October 31, 1995, the number of shareholders of each of the Registrant's series of shares (Funds) were as follows:


Title of Fund                            Number of Record Holders
-------------                            ------------------------
U.S. Government Securities Fund                  569
The United States Treasury Trust                 280
S&P 500 Index Fund                               971
S&P Midcap Index Fund                            948


Item 27.        Indemnification.

        Please see Article VI of By-Laws (previously filed as Exhibit 2(A)) and
Article VII, Section 3 of the Agreement and Declaration of Trust, as amended (previously filed as Exhibit 1). Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

                        "Insofar as indemnification for liabilities arising
                under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

        Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of Article VI.


Item 28.  Business and Other Connections of Investment Adviser.

        A. The Manager. CCM Partners, a California Limited Partnership, is the Registrant's investment adviser with respect to these Funds. CCM Partners has been engaged during the past two fiscal years as investment adviser of the California Investment Trust, a diversified, open-end management investment company, which comprises the following series: California Tax- Free Income Fund, California Tax-Free Money Market Fund (from December, 1990 through February 27, 1993, CCM Partners served only as the administrator and not as adviser for this fund), and California Insured Tax-Free Income Fund. The principal business address of California Investment Trust is 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

        From December, 1990 through February 27, 1993, CCM Partners also served as investment adviser of the California Tax- Free Money Trust, a registered management investment company. The principal business address of California Tax-Free Money Trust is 6 St. James Avenue, Boston, Massachusetts 02116.

        The officers of CCM Partners, Richard F. Shelton, Phillip N. McClanahan, and John R. Hill, have also served as officers and/or Trustees of the Registrant and California Investment

Trust during the past two fiscal years. Stephen C. Rogers, an officer of CCM Partners, has also served as an officer of the Registrant and California Investment Trust since October 1994. For additional information, please see Part A of this Registration Statement.


        B. The Sub-Adviser. Bank of America is the Registrant's Sub-Adviser with respect to the S&P 500 Index Fund and S&P MidCap Index Fund. The following information has been supplied to the Registrant by the Sub-Adviser, and is believed to set forth the names of those directors of Bank of America who are, or have been, during the past two fiscal years, engaged for their own accounts in the capacities of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature, are set forth below:


Name                                     Affiliation
----                                     -----------
Joseph Alibrandi                         Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Chairman of the Board and Chief
                                         Executive Officer, Whittaker Corporation, Los Angeles, California (manufacturer of aerospace products).  Chairman of the Board and Chief Executive Officer, BioWhittaker,
                                         Inc. (manufacturer of biotechnology products).  Other directorships:  Catellus
                                         Development Corporation; Jacobs Engineering Group, Inc.; Santa Fe Pacific Corporation.

Jill E. Barad                            Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Chief Operating Officer, Mattel
                                         Inc., 333 Continental Blvd., El Segundo, California 90405 (manufacturer of toys).

Peter B. Bedford                         Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104. President, Bedford Property
                                         Investors, Inc., Lafayette, California (real estate development and investment).

Andrew F. Brimmer                        Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  President, Brimmer & Company,
                                         Inc., 4400 MacArthur Blvd., N.W., Suite 302, Washington, D.C. 20007 (economic and financial consulting).  Other directorships:  BellSouth Corporation; Blackstone
                                         Investment Income Trust, Inc.; Connecticut

Name                                     Affiliation
----                                     -----------
                                         Mutual Life Insurance Company; E.I. duPont de Nemours and Company; Gannett Company,
                                         Inc.; MNC Financial Corp. (and American Security Bank N.A.); Mercedes-Benz, N.A.;
                                         Navistar International Corporation; PHH Corporation; UAL Corporation.

Richard A. Clarke                        Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104. Chairman of the Board and Chief
                                         Executive Officer, Pacific Gas and Electric Company, San Francisco, California (gas
                                         and electric utility).

Lewis W. Coleman                         Director and Vice Chairman of the Board, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California
                                         94104.  Director, Chiron Corporation.

Timm F. Crull                            Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104. Chairman and Chief Executive
                                         Officer, Nestle USA, Inc., Glendale, California (food and related products processing).

Kathleen F. Feldstein                    Director, BankAmerica Corporation (bank holding Company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  President, Economics Studies,
                                         Inc. (economic consulting), 147 Clifton Street, Belmont, Massachusetts 02178.
                                         Director, Kleinwort Benson Australian Income Fund.

Donald E. Guinn                          Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Chairman Emeritus, Pacific
                                         Telesis Group, San Francisco, California (telecommunications and diversified holding company).  Other directorships:  Brunswick Corporation; The Dial Corp.; Pacific Bell;
                                         Pacific Mutual Life Insurance Company; Pyramid Technology Corporation; Sterling Payot
                                         Company.

Philip M. Hawley                         Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Chairman and Chief Executive
                                         Officer, Carter Hawley Hale Stores, Inc., 444 South Flower

Name                                     Affiliation
----                                     -----------
                                         Street, 36th Floor, Los Angeles, California 90071 (retail department stores).  Other directorships:  American Telephone and Telegraph Company; Atlantic Richfield Company;
                                         Johnson & Johnson; Weyerhaeuser Company.

Frank L. Hope, Jr.                       Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Chairman of the Board, Hope
                                         Design Group, San Diego, California (architectural and engineering firm).

Ignacio E. Lozano, Jr.                   Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Editor-in-Chief, La Opinion, Los
                                         Angeles, California (newspaper publishing).

Cornell C. Maier                         Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Consultant, Kaiser Aluminum
                                         Corporation (formerly KaiserTech Limited), 300 Lakeside Drive, Suite 302 Mall,
                                         Oakland, California 94643 (aluminum).

Walter E. Massey                         Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Provost and Senior Vice
                                         President, Academic Affairs, University of California, Berkeley, California
                                         (education).

John M. Richman                          Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.  Of Counsel, Wachtel, Lipton,
                                         Rosen and Katz, Chicago, Illinois (law firm).

Richard M. Rosenberg                     Director, Chairman of the Board, President and Chief Executive Officer, BankAmerica
                                         Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San
                                         Francisco, California 94104.  Director, Airborne Express. Director, Northrop
                                         Corporation.  Member, Federal Advisory Council to the Board of Governors of the
                                         Federal Reserve System.

Name                                     Affiliation
----                                     -----------
A. Michael Spence                        Director, BankAmerica Corporation (bank holding company), Bank of America NT&SA, Bank of America Center, San Francisco, California 94104. Dean of the Graduate School of
                                         Business, Stanford University Stanford, California (education).

                 The names of those executive officers of Bank of America who are, or have been, during the past two fiscal years, engaged for their own accounts in the capacities of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment, are set forth below, with a description of the business, profession, vocation or employment, and the name and principal business address of any company with which such persons are connected:


Name                                     Affiliation
----                                     -----------
Kathleen J. Burke                        Executive Vice President and Personnel Relations Officer, BankAmerica Corporation,
                                         Bank of America NT&SA, Bank of America Center, San Francisco, California 94104.

David A. Coulter                         Vice Chairman, BankAmerica Corporation, Bank of America NT&SA, Bank of America Center,
                                         San Francisco, California 94104.

Richard H. Daniel                        Executive Vice President and Assistant Treasurer, BankAmerica Corporation, Bank of
                                         America NT&SA, Bank of America Center, San Francisco, California 94104.

Michael J. Halloran                      Executive Vice President and General Counsel, BankAmerica Corporation, Bank of America
                                         NT&SA, Bank of America Center, San Francisco, California 94104.

Luke S. Helms                            Vice Chairman, BankAmerica Corporation, Bank of America NT&SA, Bank of America Center,
                                         San Francisco, California 94104.

Jack L. Meyers                           Vice Chairman, BankAmerica Corporation, Bank of America NT&SA, Bank of America Center,
                                         San Francisco, California 94104.

Bruce W. Mitchell                        Executive Vice President and General Auditor, BankAmerica Corporation, Bank of America
                                         NT&SA, Bank of America Center, San Francisco, California 94104.

Raymond R. Peters                        Executive Vice President and Assistant Treasurer, BankAmerica Corporation, Bank of
                                         America NT&SA, Bank of America Center, San Francisco, California 94104.

Thomas E. Peterson                       Vice Chairman, BankAmerica Corporation, Bank of America NT&SA, Bank of America Center,
                                         San Francisco, California 94104.  Director, VISA USA, Inc.

Michael E. Rossi                         Vice Chairman, BankAmerica Corporation, Bank of America NT&SA, Bank of America Center,
                                         San Francisco, California 94104.

Cheryl A. Sorokin                        Executive Vice President and Secretary, BankAmerica Corporation, Bank of America
                                         NT&SA, Bank of America Center, San Francisco, California 94104.

Martin A. Stein                          Vice Chairman, BankAmerica Corporation, Bank of America NT&SA, Bank of America Center,
                                         San Francisco, California 94104.

Joseph E. Vaez                           Executive Vice President and Director of Credit Examination Services, BankAmerica
                                         Corporation, Bank of America NT&SA, Bank of America Center, San Francisco, California
                                         94104.


Item 29.  Principal Underwriters.

         RFS Partners is the principal underwriter, and in that capacity distributes the shares of the Funds. RFS Partners also serves as principal underwriter for the California Investment Trust. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.


Item 30.  Locations of Accounts and Records.

         The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant's Shareholder Servicing and Transfer Agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 31.  Management Services.

         All management-related service contracts are discussed in Part A or Part B of this Form N-1A.


Item 32.  Undertakings.

         (a) The Registrant hereby undertakes promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

                 Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 20th day of December, 1994.

                                  CALIFORNIA INVESTMENT TRUST II
                                  ------------------------------
                                  (Registrant)

                                  By Richard F. Shelton*
                                    ------------------------------
                                     Richard F. Shelton, President


                 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  Signature                                Capacity                          Date
  ---------                                --------                          ----
Richard F. Shelton*                        Principal Executive               December 20, 1995
------------------                         Officer and Trustee
Richard F. Shelton


Phillip W. McClanahan*                     Principal Financial               December 20, 1995
---------------------                      and Accounting Officer
Phillip W. McClanahan                      and Trustee


John R. Hill*                              Trustee                           December 20, 1995
------------
John R. Hill


Harry Holmes*                              Trustee                           December 20, 1995
------------
Harry Holmes


John B. Sias*                              Trustee                           December 20, 1995
------------
John B. Sias



* By  /s/ Julie Allecta
      ----------------------------------------
      Julie Allecta, Attorney-in-Fact pursuant
      to Power of Attorney previously filed.

                                                               File No. 33-500
                                                               File No. 811-4418



                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  10549



                            ------------------------



                                    EXHIBITS

                                   FORM N-1A

                        POST-EFFECTIVE AMENDMENT NO. 18

                                       TO

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      AND

                                AMENDMENT NO. 20

                                     UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            ------------------------


                         CALIFORNIA INVESTMENT TRUST II
             (Exact name of registrant as specified in its charter)

                         CALIFORNIA INVESTMENT TRUST II

                               Index to Exhibits

Exhibit No.                                                            Page
-----------                                                            ----
(11)   Consent of Independent Accountants
                                                                       ----
(17)   Financial Data Schedule
                                                                       ----